UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)

Common Stocks (38.5%)
Australia (0.1%)
AGL Energy Ltd.	473	$6
ALS Ltd.	384	1
Alumina Ltd.	2,302	3
Amcor Ltd.	900	10
AMP Ltd.	2,048	10
APA Group	1,025	7
Arrium Ltd.	1,334	—	@
Asciano Ltd.	1,125	5
ASX Ltd.	226	7
Aurizon Holding Ltd.	1,907	7
Australia & New Zealand Banking Group Ltd.	1,751	49
Bank of Queensland Ltd.	515	5
Bendigo and Adelaide Bank Ltd.	636	6
BHP Billiton Ltd.	1,945	45
BlueScope Steel Ltd.	476	2
Boral Ltd.	759	4
Brambles Ltd.	1,026	9
carsales.com Ltd.	259	2
Coca-Cola Amatil Ltd.	566	5
Commonwealth Bank of Australia	939	67
Computershare Ltd.	434	4
Crown Resorts Ltd.	383	4
CSL Ltd.	301	21
Flight Centre Travel Group Ltd.	96	3
Fortescue Metals Group Ltd.	1,239	2
Goodman Group REIT	1,678	8
Iluka Resources Ltd.	391	3
Incitec Pivot Ltd.	1,483	5
Insurance Australia Group Ltd.	1,578	7
James Hardie Industries PLC CDI	430	5
Lend Lease Group REIT	547	7
Macquarie Group Ltd.	225	13
Mirvac Group REIT	4,373	7
National Australia Bank Ltd.	1,482	43
Newcrest Mining Ltd. (a)	532	5
Oil Search Ltd.	1,105	6
Orica Ltd.	285	4
Origin Energy Ltd.	726	6
Qantas Airways Ltd. (a)	2,647	6
QBE Insurance Group Ltd.	793	8
Rio Tinto Ltd.	287	13
Santos Ltd.	786	4
Scentre Group REIT	4,516	13
Seek Ltd.	315	4
Sonic Healthcare Ltd.	363	6
Stockland REIT	2,129	7
Suncorp Group Ltd.	832	9
Sydney Airport	1,573	6
Tatts Group Ltd.	2,508	8
Telstra Corp., Ltd.	7,362	35
Transurban Group	1,135	8
Treasury Wine Estates Ltd.	648	3
Wesfarmers Ltd.	683	23
Westfield Corp. REIT	1,283	9
Westpac Banking Corp.	1,847	55
Woodside Petroleum Ltd.	431	11
Woolworths Ltd.	767	17

WorleyParsons Ltd.	295	2
		650
Austria (0.1%)
Erste Group Bank AG	26,117	643

Belgium (1.2%)
Ageas	1,712	61
Anheuser-Busch InBev N.V.	37,150	4,544
Belgacom SA	1,621	57
Colruyt SA	2,414	105
Delhaize Group SA	1,106	99
Groupe Bruxelles Lambert SA	1,589	132
KBC Groep N.V. (a)	29,805	1,844
Solvay SA	1,106	160
Telenet Group Holding N.V. (a)	687	38
UCB SA	1,189	86
Umicore SA	1,752	73
Viohalco SA (a)	2,990	10
		7,209
Canada (0.1%)
Lululemon Athletica, Inc. (a)	10,240	656

Chile (0.0%)
Antofagasta PLC	5,540	60

Denmark (0.2%)
AP Moeller - Maersk A/S Series A	68	138
AP Moeller - Maersk A/S Series B	68	142
Carlsberg A/S Series B	541	45
Danske Bank A/S	2,348	62
DSV A/S	2,860	89
Novo Nordisk A/S Series B	6,844	366
Novozymes A/S Series B	1,125	52
Pandora A/S	746	68
Vestas Wind Systems A/S	825	34
		996
Finland (0.3%)
Elisa Oyj	2,037	51
Fortum Oyj	3,913	82
Kesko Oyj, Class B	313	13
Kone Oyj, Class B	2,599	115
Metso Oyj	1,299	38
Nokia Oyj	151,469	1,157
Orion Oyj, Class B	1,346	38
Sampo Oyj, Class A	2,586	131
Wartsila Oyj	1,548	69
		1,694
France (7.6%)
Aeroports de Paris (ADP)	660	79
Air Liquide SA	17,824	2,293
Airbus Group N.V.	27,705	1,800
Arkema SA	660	52
AtoS	940	65
AXA SA	103,512	2,610
BNP Paribas SA	53,222	3,237

Bouygues SA	2,570	101
Cap Gemini SA	1,210	99
Carrefour SA	30,528	1,018
Casino Guichard Perrachon SA	1,189	105
Christian Dior SE	640	120
Cie de Saint-Gobain	20,494	899
Cie Generale des Etablissements Michelin	620	62
Credit Agricole SA	177,069	2,603
Danone SA	29,230	1,967
Electricite de France SA	7,780	187
Essilor International SA	8,198	941
GDF Suez	80,255	1,588
Groupe Eurotunnel SE	4,550	65
Hermes International	480	169
Iliad SA	260	61
Imerys SA	1,230	90
Kering	550	107
L’Oreal SA	12,028	2,215
Lafarge SA	1,810	117
Legrand SA	1,320	71
LVMH Moet Hennessy Louis Vuitton SE	13,529	2,388
Natixis SA	9,020	67
Numericable-SFR SAS (a)	1,080	59
Orange SA	82,408	1,326
Pernod Ricard SA	1,069	126
Publicis Groupe SA	570	44
Remy Cointreau SA	106	8
Renault SA	770	70
Rexel SA	2,210	42
Safran SA	1,000	70
Sanofi	56,369	5,547
Schneider Electric SE	28,164	2,191
Societe Generale SA	38,103	1,842
Suez Environnement Co.	3,020	52
Total SA	100,240	4,987
Unibail-Rodamco SE REIT	4,042	1,091
Vinci SA	25,666	1,469
Vivendi SA (a)	63,706	1,584
Zodiac Aerospace	1,320	44
		45,728
Germany (6.9%)
Adidas AG	910	72
Allianz SE (Registered)	21,825	3,792
BASF SE	43,064	4,285
Bayer AG (Registered)	38,500	5,785
Bayerische Motoren Werke AG	13,749	1,721
Beiersdorf AG	498	43
Brenntag AG	810	49
Commerzbank AG (a)	84,840	1,170
Continental AG	570	135
Daimler AG (Registered)	46,598	4,488
Deutsche Annington Immobilien SE	1,170	40
Deutsche Bank AG (Registered)	62,448	2,173
Deutsche Post AG (Registered)	43,433	1,359
Deutsche Telekom AG (Registered)	149,770	2,742
E.ON SE	96,323	1,435
Fraport AG Frankfurt Airport Services Worldwide	870	52
Fresenius SE & Co., KGaA	1,340	80
Fuchs Petrolub SE (Preference)	1,000	40

HeidelbergCement AG	1,450	115
Henkel AG & Co., KGaA	650	67
Hugo Boss AG	450	55
K&S AG (Registered)	1,680	55
Lanxess AG	720	38
Linde AG	810	165
Metro AG	2,246	76
Muenchener Rueckversicherungs AG (Registered)	6,391	1,379
RWE AG	20,890	534
SAP SE	44,300	3,217
Siemens AG (Registered)	38,192	4,135
Suedzucker AG	376	5
Symrise AG	1,000	63
Telefonica Deutschland Holding AG (a)	14,990	87
ThyssenKrupp AG	1,550	41
Volkswagen AG	890	230
Volkswagen AG (Preference)	7,250	1,929
		41,652
Greece (0.2%)
Aegean Airlines SA (a)	3,255	26
Alpha Bank AE (a)	208,823	62
Athens Water Supply & Sewage Co., SA (The)	2,222	13
Attica Bank SA (a)	138,815	8
Ellaktor SA (a)	10,372	20
Eurobank Ergasias SA (a)	508,419	57
FF Group (a)	3,070	91
Fourlis Holdings SA (a)	4,363	13
Frigoglass SAIC (a)	1,494	3
GEK Terna Holding Real Estate Construction SA (a)	8,376	16
Grivalia Properties REIC REIT	2,964	24
Hellenic Exchanges - Athens Stock Exchange SA Holding (a)	12,586	63
Hellenic Petroleum SA (a)	6,639	25
Hellenic Telecommunications Organization SA (a)	15,328	136
Intralot SA-Integrated Lottery Systems & Services (a)	3,813	6
JUMBO SA	9,903	103
Lamda Development SA (a)	1,030	4
Marfin Investment Group Holdings SA (a)	59,935	9
Metka SA	2,058	19
Motor Oil Hellas Corinth Refineries SA	4,327	32
Mytilineos Holdings SA (a)	10,269	62
National Bank of Greece SA (a)	93,517	110
OPAP SA	13,239	124
Piraeus Bank SA (a)	115,039	44
Piraeus Port Authority SA	366	4
Public Power Corp. SA (a)	21,817	134
Sarantis SA (a)	527	4
Terna Energy SA (a)	2,749	7
Thrace Plastics Co., SA (a)	2,395	3
Titan Cement Co., SA	2,124	49
		1,271
Ireland (0.2%)
Bank of Ireland (a)	2,345,093	890
CRH PLC	3,280	85
Kerry Group PLC, Class A	736	49
		1,024

Italy (2.8%)
Assicurazioni Generali SpA	56,369	1,109
Atlantia SpA	3,420	90
Banca Monte dei Paschi di Siena SpA (a)	345,132	229
Banco Popolare SC (a)	23,079	360
Enel Green Power SpA	48,340	90
Enel SpA	329,001	1,482
Eni SpA	116,691	2,020
Intesa Sanpaolo SpA	1,776,457	6,028
Luxottica Group SpA	1,640	104
Snam SpA	22,200	108
Telecom Italia SpA (a)	59,250	69
Telecom Italia SpA	42,620	40
UniCredit SpA	683,039	4,633
Unione di Banche Italiane SCPA	63,504	496
		16,858
Japan (0.8%)
Advantest Corp.	2,000	25
Aeon Co., Ltd.	6,630	73
Ajinomoto Co., Inc.	1,000	22
Alps Electric Co., Ltd.	900	22
Asahi Group Holdings Ltd.	3,860	123
Astellas Pharma, Inc.	4,000	65
Bridgestone Corp.	900	36
Calbee, Inc.	100	4
Canon, Inc.	1,300	46
Casio Computer Co., Ltd.	1,000	19
Central Japan Railway Co.	200	36
Chiyoda Corp.	1,000	9
Chugai Pharmaceutical Co., Ltd.	900	28
Coca-Cola West Co., Ltd.	100	2
COMSYS Holdings Corp.	1,100	14
Credit Saison Co., Ltd.	1,100	20
Daiichi Sankyo Co., Ltd.	1,000	16
Daikin Industries Ltd.	800	54
Daiwa House Industry Co., Ltd.	1,000	20
Denso Corp.	800	36
Dentsu, Inc.	900	39
Dowa Holdings Co., Ltd.	1,000	9
Eisai Co., Ltd.	900	64
FamilyMart Co., Ltd.	100	4
FANUC Corp.	800	175
Fast Retailing Co., Ltd.	800	310
Fuji Heavy Industries Ltd.	900	30
FUJIFILM Holdings Corp.	1,000	36
Hino Motors Ltd.	1,000	14
Hitachi Construction Machinery Co., Ltd.	1,000	17
Honda Motor Co., Ltd.	1,700	55
Isetan Mitsukoshi Holdings Ltd.	1,100	18
ITOCHU Corp.	1,300	14
Japan Tobacco, Inc.	10,980	347
JGC Corp.	1,000	20
JTEKT Corp.	900	14
Kao Corp.	6,430	321
KDDI Corp.	4,800	109
Kikkoman Corp.	1,000	32
Kirin Holdings Co., Ltd.	2,000	26
Komatsu Ltd.	1,000	20
Konami Corp.	900	17

Kubota Corp.	1,000	16
Kuraray Co., Ltd.	1,600	22
Kyocera Corp.	1,700	93
Lawson, Inc.	100	7
Marui Group Co., Ltd.	1,300	15
Matsui Securities Co., Ltd.	1,300	12
MEIJI Holdings Co., Ltd.	100	12
Minebea Co., Ltd.	1,000	16
Mitsubishi Corp.	1,100	22
Mitsubishi Electric Corp.	1,000	12
Mitsubishi Estate Co., Ltd.	1,000	23
Mitsubishi Logistics Corp.	1,000	16
Mitsui & Co., Ltd.	1,200	16
Mitsui Fudosan Co., Ltd.	1,000	29
Mitsui OSK Lines Ltd.	3,000	10
Mitsumi Electric Co., Ltd.	1,000	7
NGK Insulators Ltd.	1,000	21
NH Foods Ltd.	1,000	23
Nikon Corp.	900	12
Nippon Kayaku Co., Ltd.	1,000	12
Nissan Chemical Industries Ltd.	1,200	25
Nisshin Seifun Group, Inc.	1,500	18
Nisshinbo Holdings, Inc.	2,000	19
Nissin Foods Holdings Co., Ltd.	100	5
Nitto Denko Corp.	900	60
NSK Ltd.	1,000	15
NTT Data Corp.	900	39
Odakyu Electric Railway Co., Ltd.	2,000	20
OKUMA Corp.	1,000	9
Olympus Corp. (a)	800	30
Panasonic Corp.	900	12
Ricoh Co., Ltd.	1,000	11
Secom Co., Ltd.	900	60
Sekisui House Ltd.	1,100	16
Seven & I Holdings Co., Ltd.	7,420	312
Shin-Etsu Chemical Co., Ltd.	900	59
Shionogi & Co., Ltd.	900	30
Shiseido Co., Ltd.	3,960	70
Shizuoka Bank Ltd. (The)	3,000	30
Showa Shell Sekiyu KK	1,200	11
Softbank Corp.	2,400	139
Sony Corp. (a)	900	24
Sumitomo Corp.	1,400	15
Sumitomo Dainippon Pharma Co., Ltd.	900	11
Sumitomo Electric Industries Ltd.	1,300	17
Sumitomo Metal Mining Co., Ltd.	1,000	15
Sumitomo Realty & Development Co., Ltd.	1,000	36
Suntory Beverage & Food Ltd.	890	38
Suzuki Motor Corp.	900	27
Taiyo Yuden Co., Ltd.	1,100	16
Takeda Pharmaceutical Co., Ltd.	800	40
TDK Corp.	900	64
Terumo Corp.	1,800	47
Tokio Marine Holdings, Inc.	900	34
Tokyo Electron Ltd.	800	56
Tokyo Gas Co., Ltd.	2,000	13
Tokyo Tatemono Co., Ltd.	1,000	7
TOTO Ltd.	1,000	15
Toyo Seikan Group Holdings Ltd.	1,300	19
Toyota Motor Corp.	800	56
Toyota Tsusho Corp.	1,000	26

Trend Micro, Inc.	900	30
Unicharm Corp.	2,500	66
Yakult Honsha Co., Ltd.	100	7
Yamaha Corp.	1,100	19
Yamato Holdings Co., Ltd.	1,000	23
Yaskawa Electric Corp.	1,000	15
Yokogawa Electric Corp.	1,000	11
Yokohama Rubber Co., Ltd. (The)	1,000	10
		4,504
Luxembourg (0.0%)
Altice SA (a)	561	61

Mexico (0.0%)
Fresnillo PLC	3,292	33

Netherlands (1.6%)
Akzo Nobel N.V.	1,870	142
ArcelorMittal	4,740	45
ASML Holding N.V.	17,867	1,820
Boskalis Westminster N.V.	960	47
CNH Industrial N.V.	5,420	44
Fiat Chrysler Automobiles N.V. (a)	3,470	56
Heineken Holding N.V.	502	35
Heineken N.V.	1,142	87
ING Groep N.V. CVA (a)	179,630	2,635
Koninklijke Ahold N.V.	7,753	153
Koninklijke DSM N.V.	1,060	59
Koninklijke KPN N.V.	12,360	42
Koninklijke Philips N.V.	46,723	1,327
OCI N.V. (a)	1,380	43
Unilever N.V. CVA	77,215	3,230
		9,765
Norway (0.1%)
DnB ASA	6,805	110
Gjensidige Forsikring ASA	4,455	77
Norsk Hydro ASA	8,424	44
Orkla ASA	3,782	29
Telenor ASA	10,506	212
Yara International ASA	1,831	93
		565
Poland (0.0%)
Jeronimo Martins SGPS SA	1,245	16

Portugal (0.1%)
Banco Comercial Portugues SA (a)	3,464,930	356
Banco Espirito Santo SA (Registered) (a)(b)	570,338	4
EDP - Energias de Portugal SA	25,690	96
		456
Russia (1.3%)
Gazprom OAO ADR	335,241	1,580
Lukoil OAO ADR	37,114	1,714
Magnit OJSC GDR	16,578	846
MegaFon OAO GDR	7,026	112
MMC Norilsk Nickel OJSC ADR	42,496	751
Mobile Telesystems OJSC ADR	42,600	430

NovaTek OAO (Registered GDR)	4,392	327
Rosneft OAO (Registered GDR)	141,957	607
Sberbank of Russia ADR	195,253	857
Severstal PAO GDR	8,537	96
Sistema JSFC GDR	8,124	60
Surgutneftegas OAO ADR	28,381	174
Tatneft OAO ADR	8,429	249
Uralkali PJSC (Registered GDR)	12,496	167
VTB Bank OJSC (Registered GDR)	59,884	121
		8,091
South Africa (0.1%)
Mota-Engil Africa N.V. (a)	122	1
SABMiller PLC	6,015	315
		316
Spain (3.3%)
Abertis Infraestructuras SA	2,830	51
ACS Actividades de Construccion y Servicios SA	1,830	65
Amadeus IT Holding SA, Class A	1,230	53
Banco Bilbao Vizcaya Argentaria SA	280,333	2,829
Banco de Sabadell SA	301,061	736
Banco Popular Espanol SA	165,622	810
Banco Santander SA	584,675	4,397
Bankia SA (a)	881,385	1,227
Bankinter SA	68,082	519
CaixaBank SA	468,942	2,221
Distribuidora Internacional de Alimentacion SA	2,996	23
Enagas SA	3,340	96
Ferrovial SA	2,490	53
Gas Natural SDG SA	6,380	143
Iberdrola SA	257,647	1,660
Inditex SA	53,229	1,707
International Consolidated Airlines Group SA (a)	3,776	34
Repsol SA	36,247	674
Telefonica SA	194,900	2,773
		20,071
Sweden (0.3%)
Alfa Laval AB	3,230	63
Atlas Copco AB, Class A	3,760	122
Atlas Copco AB, Class B	2,590	77
Hennes & Mauritz AB, Class B	3,660	148
ICA Gruppen AB	940	32
Millicom International Cellular SA SDR	740	53
Nordea Bank AB	12,040	147
Sandvik AB	6,640	74
Skandinaviska Enskilda Banken AB, Class A	6,850	80
Skanska AB, Class B	4,830	108
SKF AB, Class B	2,870	74
Svenska Cellulosa AB SCA, Class B	2,848	66
Svenska Handelsbanken AB, Class A	1,550	70
Swedbank AB, Class A	2,060	49
Swedish Match AB	1,001	29
Tele2 AB, Class B	4,020	48
TeliaSonera AB	26,860	171
Volvo AB, Class B	8,740	106
		1,517

Switzerland (0.8%)
ABB Ltd. (Registered) (a)	9,830	209
Aryzta AG (a)	430	26
Barry Callebaut AG (Registered) (a)	9	9
Chocoladefabriken Lindt & Sprungli AG	1	5
Cie Financiere Richemont SA (Registered)	1,960	158
Coca-Cola HBC AG (a)	4,012	72
Credit Suisse Group AG (Registered) (a)	5,720	154
EMS-Chemie Holding AG (Registered)	130	53
Givaudan SA (Registered) (a)	60	108
Holcim Ltd. (Registered) (a)	2,000	150
Julius Baer Group Ltd. (a)	790	40
Kuehne & Nagel International AG (Registered)	680	101
Nestle SA (Registered)	16,283	1,229
Novartis AG (Registered)	8,150	806
Roche Holding AG (Genusschein)	2,360	651
SGS SA (Registered)	20	38
Swatch Group AG (The)	1,400	196
Swiss Re AG	830	80
Swisscom AG (Registered)	150	87
Syngenta AG (Registered)	570	194
UBS Group AG (a)	13,250	249
Zurich Insurance Group AG (a)	550	186
		4,801
United Arab Emirates (0.0%)
Orascom Construction Ltd. (a)	325	4

United Kingdom (2.2%)
Aberdeen Asset Management PLC	7,510	51
Admiral Group PLC	2,060	47
Aggreko PLC	2,190	50
Anglo American PLC	7,416	110
ARM Holdings PLC	6,796	111
Ashtead Group PLC	3,720	60
Associated British Foods PLC	2,190	92
AstraZeneca PLC	6,020	413
Aviva PLC	20,155	161
Babcock International Group PLC	4,810	70
BAE Systems PLC	12,224	95
Barclays PLC	71,280	256
BG Group PLC	3,981	49
BHP Billiton PLC	10,304	224
BP PLC	21,549	139
British American Tobacco PLC	11,903	615
BT Group PLC	44,210	286
Bunzl PLC	3,700	100
Burberry Group PLC	3,973	102
Capita PLC	2,150	36
Centrica PLC	35,509	133
Compass Group PLC	7,371	128
Croda International PLC	1,870	76
Diageo PLC	15,829	436
Direct Line Insurance Group PLC	8,570	41
Dixons Carphone PLC	5,810	36
Experian PLC	5,881	97
Friends Life Group Ltd.	8,760	54
G4S PLC	10,250	45
GKN PLC	14,699	78
GlaxoSmithKline PLC	24,752	567

Glencore PLC (a)	54,952	231
Hargreaves Lansdown PLC	4,000	68
HSBC Holdings PLC	88,811	756
Imperial Tobacco Group PLC	6,169	271
Indivior PLC (a)	4,042	11
Inmarsat PLC	4,130	57
Intertek Group PLC	980	36
ITV PLC	17,760	67
J Sainsbury PLC	19,369	74
Johnson Matthey PLC	2,250	113
Kingfisher PLC	7,100	40
Land Securities Group PLC REIT	3,760	70
Legal & General Group PLC	45,047	186
Lloyds Banking Group PLC (a)	302,911	352
London Stock Exchange Group PLC	2,980	109
Marks & Spencer Group PLC	9,789	78
Melrose Industries PLC	14,116	58
National Grid PLC	24,955	319
Next PLC	1,195	125
Old Mutual PLC	30,310	100
Pearson PLC	3,558	76
Prudential PLC	15,891	393
Randgold Resources Ltd.	550	38
Reckitt Benckiser Group PLC	4,042	346
Reed Elsevier PLC	9,028	155
Rio Tinto PLC	6,345	259
Rolls-Royce Holdings PLC (a)	9,369	132
Royal Bank of Scotland Group PLC (a)	18,692	94
Royal Dutch Shell PLC, Class A	7,411	220
RSA Insurance Group PLC	7,980	50
Schroders PLC	1,980	94
Severn Trent PLC	4,930	151
Shire PLC	2,687	214
Signet Jewelers Ltd.	5,400	749
Sky PLC	7,850	116
Smiths Group PLC	6,000	99
Sports Direct International PLC (a)	3,340	30
SSE PLC	6,350	141
Standard Chartered PLC	11,315	183
Standard Life PLC	12,421	87
Tate & Lyle PLC	2,274	20
Tesco PLC	82,681	296
Travis Perkins PLC	3,470	100
Tullow Oil PLC	1,439	6
Unilever PLC	8,054	336
United Utilities Group PLC	7,740	107
Verizon Communications, Inc.	1,444	70
Vodafone Group PLC	131,346	429
Weir Group PLC (The)	1,940	49
Whitbread PLC	346	27
WM Morrison Supermarkets PLC	33,609	96
Wolseley PLC	3,437	203
WPP PLC	8,279	188
		13,433
United States (8.2%)
Altria Group, Inc.	8,886	445
Archer-Daniels-Midland Co.	2,707	128
Avon Products, Inc.	1,720	14
Bed Bath & Beyond, Inc. (a)	12,550	964

Best Buy Co., Inc.	23,450	886
Blackhawk Network Holdings, Inc. (a)	114	4
Bloomin’ Brands, Inc.	8,340	203
Brown-Forman Corp., Class B	336	30
Bunge Ltd.	878	72
Campbell Soup Co.	1,002	47
Carter’s, Inc.	3,780	350
Church & Dwight Co., Inc.	464	40
Clorox Co. (The)	349	39
Coca-Cola Co.	17,752	720
Coca-Cola Enterprises, Inc.	1,121	50
Colgate-Palmolive Co.	4,068	282
ConAgra Foods, Inc.	1,694	62
Constellation Brands, Inc., Class A (a)	912	106
Costco Wholesale Corp.	2,022	306
CVS Health Corp.	5,341	551
Darden Restaurants, Inc.	9,570	664
Dollar General Corp. (a)	21,420	1,615
Dollar Tree, Inc. (a)	14,270	1,158
Dr. Pepper Snapple Group, Inc.	998	78
Energizer Holdings, Inc.	134	19
Estee Lauder Cos., Inc. (The), Class A	1,073	89
Family Dollar Stores, Inc.	8,070	639
G-III Apparel Group Ltd. (a)	1,740	196
Gap, Inc. (The)	28,680	1,243
General Mills, Inc.	2,613	148
H&R Block, Inc.	19,010	610
Halyard Health, Inc. (a)	189	9
Hanesbrands, Inc.	28,570	957
Herbalife Ltd.	192	8
Hershey Co. (The)	892	90
Home Depot, Inc.	89,570	10,176
Hormel Foods Corp.	869	49
IMI PLC	1,960	37
JM Smucker Co. (The)	237	27
Kellogg Co.	1,120	74
Keurig Green Mountain, Inc.	533	60
Kimberly-Clark Corp.	1,616	173
Kohl’s Corp.	13,880	1,086
Kraft Foods Group, Inc.	2,600	227
Kroger Co. (The)	2,347	180
L Brands, Inc.	19,940	1,880
Lorillard, Inc.	1,482	97
Lowe’s Cos., Inc.	65,470	4,870
Macy’s, Inc.	23,310	1,513
Marriott International, Inc., Class A	19,670	1,580
McCormick & Co., Inc.	328	25
Mead Johnson Nutrition Co.	998	100
Men’s Wearhouse, Inc. (The)	2,710	141
Molson Coors Brewing Co., Class B	881	66
Mondelez International, Inc., Class A	7,568	273
Monster Beverage Corp. (a)	542	75
Nordstrom, Inc.	12,550	1,008
PepsiCo, Inc.	6,756	646
Philip Morris International, Inc.	7,488	564
Procter & Gamble Co. (The)	12,067	989
Reynolds American, Inc.	1,440	99
Ross Stores, Inc.	14,540	1,532
Steven Madden Ltd. (a)	4,970	189
Sysco Corp.	2,550	96
Target Corp.	43,390	3,561

TJX Cos., Inc. (The)	46,880		3,284
Twenty-First Century Fox, Inc., Class B	161		5
Tyson Foods, Inc., Class A	1,232		47
Urban Outfitters, Inc. (a)	9,040		413
Wal-Mart Stores, Inc.	7,164		589
Walgreens Boots Alliance, Inc.	4,025		341
Whole Foods Market, Inc.	1,577		82
Williams-Sonoma, Inc.	6,340		505
			49,481
Total Common Stocks (Cost $227,045)			231,555

	No. of Rights
Rights (0.0%)
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria SA (a)	280,333		40
Banco de Sabadell SA (a)	301,061		76
Telefonica SA (a)	194,900		32
			148
United States (0.0%)
Safeway Casa Ley CVR (a)	1,077		1
Safeway PDC, LLC CVR (a)	1,077		—	@
			1
Total Rights (Cost $41)			149

	Shares		Value (000)
Investment Company (0.0%)
United States (0.0%)
SPDR S&P 500 ETF Trust (Cost $50)	303		63

	Face Amount (000)
Fixed Income Securities (1.7%)
Sovereign (1.7%)
Brazil (1.0%)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	BRL	23,740	6,276

Greece (0.7%)
Hellenic Republic Government Bond, 3.00%, 2/24/23 – 2/24/42 (c)	EUR	7,640	4,095
Total Fixed Income Securities (Cost $11,484)			10,371

	Shares	Value (000)
Short-Term Investments (56.1%)
Investment Company (52.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $315,310)	315,310,253	315,310

	Face Amount (000)
U.S. Treasury Securities (3.7%)
U.S. Treasury Bills,
0.01%, 6/18/15 (e)(f)	$1,020	1,020
0.02%, 6/18/15 (e)(f)	9,185	9,185
0.03%, 6/18/15 (e)(f)	815	815
0.04%, 6/18/15 (e)(f)	6,175	6,175
0.06%, 6/18/15 (e)(f)	3,165	3,165
0.07%, 6/18/15 (e)(f)	2,119	2,119
Total U.S. Treasury Securities (Cost $22,478)		22,479
Total Short-Term Investments (Cost $337,788)		337,789
Total Investments (96.3%) (Cost $576,408) (g)(h)+		579,927
Other Assets in Excess of Liabilities (3.7%)		22,014
Net Assets (100.0%)		$601,941

(a)                                 Non-income producing security.

(b)                                 Security has been deemed illiquid at March 31, 2015.

(c)                                  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.

(d)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $89,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)                                  Rate shown is the yield to maturity at March 31, 2015.

(f)                                   All or a portion of the security was pledged to cover margin requirements for swap agreements.

(g)                                  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(h)                                 The approximate fair value and percentage of net assets, $180,268,000 and 30.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $576,408,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,519,000 of which approximately $8,386,000 related to appreciated securities and approximately $4,867,000 related to depreciated securities.

@                                    Value is less than $500.

ADR                     American Depositary Receipt.

CDI                         CHESS Depositary Interest.

CVA                     Certificaten Van Aandelen.

GDR                     Global Depositary Receipt.

OJSC                  Open Joint Stock Company.

PJSC                    Public Joint Stock Company.

REIT                  Real Estate Investment Trust.

SDR                       Swedish Depositary Receipt.

SPDR                Standard & Poor’s Depository Receipt.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	29,495	$31,720	4/16/15	USD	31,180	$31,180	$(540)
Bank of America NA	EUR	1,106	1,190	4/16/15	USD	1,202	1,202	12
Bank of America NA	PLN	5,684	1,499	4/16/15	USD	1,458	1,458	(41)
Bank of America NA	PLN	1,102	291	4/16/15	USD	282	282	(9)
Bank of America NA	USD	27	27	4/16/15	EUR	25	27	— @
Bank of America NA	USD	295	295	4/16/15	GBP	200	297	2
Bank of Montreal	CAD	21,865	17,261	4/16/15	USD	17,116	17,116	(145)
Bank of Montreal	CAD	1,059	836	4/16/15	USD	836	836	(— )@
Bank of Montreal	HUF	384,742	1,376	4/16/15	USD	1,344	1,344	(32)
Bank of Montreal	HUF	219,478	785	4/16/15	USD	753	753	(32)
Bank of Montreal	HUF	286,043	1,024	4/16/15	USD	1,000	1,000	(24)
Bank of Montreal	HUF	195,133	698	4/16/15	USD	680	680	(18)
Bank of Montreal	HUF	774,804	2,772	4/16/15	USD	2,698	2,698	(74)
Bank of Montreal	HUF	227,620	814	4/16/15	USD	794	794	(20)
Bank of Montreal	NZD	8,040	6,002	4/16/15	USD	5,862	5,862	(140)
Bank of Montreal	TRY	6,780	2,598	4/16/15	USD	2,595	2,595	(3)
Bank of Montreal	TRY	5,091	1,951	4/16/15	USD	1,926	1,926	(25)
Bank of Montreal	TRY	1,224	469	4/16/15	USD	465	465	(4)
Bank of Montreal	TRY	43,401	16,632	4/16/15	USD	16,493	16,493	(139)
Bank of Montreal	USD	4,171	4,171	4/16/15	HUF	1,146,197	4,100	(71)
Bank of Montreal	USD	4,122	4,122	4/16/15	HUF	1,146,197	4,101	(21)
Bank of Montreal	USD	4,350	4,350	4/16/15	TRY	11,458	4,391	41
Bank of Montreal	USD	2,277	2,277	4/16/15	TRY	5,989	2,294	17
Bank of Montreal	USD	4,419	4,419	4/16/15	TRY	11,462	4,392	(27)
Bank of Montreal	USD	4,790	4,790	4/16/15	TRY	12,302	4,714	(76)
Bank of Montreal	USD	4,798	4,798	4/16/15	TRY	12,302	4,715	(83)

Bank of New York Mellon	USD	5,867	5,867	4/16/15	EUR	5,531	5,948	81
Bank of New York Mellon	USD	392	392	4/16/15	GBP	266	394	2
Bank of New York Mellon	USD	3,651	3,651	4/16/15	JPY	442,660	3,691	40
Barclays Bank PLC	BRL	5,560	1,737	4/16/15	USD	1,734	1,734	(3)
Barclays Bank PLC	CLP	870,506	1,393	4/16/15	USD	1,369	1,369	(24)
Barclays Bank PLC	CLP	2,751,102	4,400	4/16/15	USD	4,327	4,327	(73)
Barclays Bank PLC	CLP	474,504	759	4/16/15	USD	737	737	(22)
Barclays Bank PLC	EUR	3,109	3,344	4/16/15	USD	3,260	3,260	(84)
Barclays Bank PLC	GBP	781	1,159	4/16/15	USD	1,152	1,152	(7)
Barclays Bank PLC	SGD	1,066	776	4/16/15	USD	765	765	(11)
Barclays Bank PLC	SGD	1,292	942	4/16/15	USD	930	930	(12)
Barclays Bank PLC	SGD	1,055	769	4/16/15	USD	759	759	(10)
Barclays Bank PLC	SGD	1,115	812	4/16/15	USD	801	801	(11)
Barclays Bank PLC	USD	4,142	4,142	4/16/15	CLP	2,585,462	4,136	(6)
Barclays Bank PLC	USD	1,036	1,036	4/16/15	EUR	976	1,050	14
Barclays Bank PLC	USD	237	237	4/16/15	EUR	219	236	(1)
Barclays Bank PLC	USD	1,305	1,305	4/16/15	GBP	879	1,304	(1)
Barclays Bank PLC	USD	4,066	4,066	4/16/15	SGD	5,566	4,054	(12)
Citibank NA	CHF	547	563	4/16/15	USD	545	545	(18)
Citibank NA	EUR	1,878	2,019	4/16/15	USD	1,986	1,986	(33)
Citibank NA	EUR	16,076	17,288	4/16/15	USD	17,053	17,053	(235)
Citibank NA	IDR	19,685,447	1,501	4/16/15	USD	1,483	1,483	(18)
Citibank NA	IDR	67,109,337	5,116	4/16/15	USD	5,069	5,069	(47)
Citibank NA	IDR	20,871,947	1,591	4/16/15	USD	1,562	1,562	(29)
Citibank NA	IDR	11,852,840	904	4/16/15	USD	894	894	(10)
Citibank NA	IDR	7,843,920	598	4/16/15	USD	592	592	(6)
Citibank NA	JPY	772,404	6,441	4/16/15	USD	6,371	6,371	(70)
Citibank NA	KRW	1,902,078	1,714	4/16/15	USD	1,696	1,696	(18)
Citibank NA	KRW	2,285,507	2,059	4/16/15	USD	2,061	2,061	2
Citibank NA	USD	2,081	2,081	4/16/15	EUR	1,984	2,133	52
Citibank NA	USD	4,090	4,090	4/16/15	IDR	53,288,039	4,064	(26)
Citibank NA	USD	4,101	4,101	4/16/15	IDR	53,288,039	4,063	(38)
Citibank NA	USD	4,455	4,455	4/16/15	KRW	4,933,257	4,444	(11)
Citibank NA	USD	4,460	4,460	4/16/15	KRW	4,933,257	4,444	(16)
Citibank NA	USD	2,218	2,218	4/16/15	THB	72,102	2,215	(3)
Citibank NA	USD	4,342	4,342	4/16/15	TWD	135,844	4,341	(1)
Commonwealth Bank of Australia	AUD	3,024	2,301	4/16/15	USD	2,298	2,298	(3)
Credit Suisse International	ILS	5,017	1,261	4/16/15	USD	1,247	1,247	(14)
Credit Suisse International	ILS	3,021	760	4/16/15	USD	749	749	(11)

Credit Suisse International	ILS	3,772	948	4/16/15	USD	939	939	(9)
Credit Suisse International	ILS	14,301	3,594	4/16/15	USD	3,570	3,570	(24)
Credit Suisse International	ILS	2,873	722	4/16/15	USD	716	716	(6)
Credit Suisse International	ILS	3,173	798	4/16/15	USD	788	788	(10)
Credit Suisse International	JPY	249,408	2,080	4/16/15	USD	2,080	2,080	(— )@
Credit Suisse International	USD	1,553	1,553	4/16/15	EUR	1,464	1,574	21
Credit Suisse International	USD	4,019	4,019	4/16/15	ILS	16,009	4,023	4
Credit Suisse International	USD	4,084	4,084	4/16/15	ILS	16,009	4,023	(61)
Credit Suisse International	USD	596	596	4/16/15	JPY	72,266	603	7
Deutsche Bank AG	CHF	449	462	4/16/15	USD	447	447	(15)
Deutsche Bank AG	CHF	445	459	4/16/15	USD	459	459	— @
Deutsche Bank AG	HUF	250,776	897	4/16/15	USD	873	873	(24)
Deutsche Bank AG	INR	60,678	968	4/16/15	USD	967	967	(1)
Deutsche Bank AG	JPY	237,320	1,979	4/16/15	USD	1,956	1,956	(23)
Deutsche Bank AG	MYR	3,085	832	4/16/15	USD	832	832	— @
Deutsche Bank AG	MYR	2,295	619	4/16/15	USD	617	617	(2)
Deutsche Bank AG	PLN	2,990	789	4/16/15	USD	756	756	(33)
Deutsche Bank AG	PLN	3,776	996	4/16/15	USD	966	966	(30)
Deutsche Bank AG	PLN	2,720	718	4/16/15	USD	697	697	(21)
Deutsche Bank AG	PLN	15,578	4,109	4/16/15	USD	3,983	3,983	(126)
Deutsche Bank AG	PLN	2,926	772	4/16/15	USD	748	748	(24)
Deutsche Bank AG	USD	1,492	1,492	4/16/15	CHF	1,432	1,474	(18)
Deutsche Bank AG	USD	832	832	4/16/15	EUR	784	843	11
Deutsche Bank AG	USD	4,230	4,230	4/16/15	INR	264,336	4,213	(17)
Deutsche Bank AG	USD	2,723	2,723	4/16/15	JPY	330,087	2,753	30
Deutsche Bank AG	USD	4,146	4,146	4/16/15	MYR	15,189	4,096	(50)
Deutsche Bank AG	USD	4,177	4,177	4/16/15	PLN	15,723	4,147	(30)
Deutsche Bank AG	USD	4,179	4,179	4/16/15	PLN	15,723	4,147	(32)
Goldman Sachs International	EUR	217	234	4/16/15	USD	239	239	5
Goldman Sachs International	EUR	515	554	4/16/15	USD	560	560	6

Goldman Sachs International	HKD	65,528	8,452	4/16/15	USD	8,441	8,441	(11)
Goldman Sachs International	USD	1,234	1,234	4/16/15	AUD	1,624	1,236	2
Goldman Sachs International	USD	3,853	3,853	4/16/15	EUR	3,632	3,906	53
Goldman Sachs International	USD	1,104	1,104	4/16/15	JPY	133,893	1,116	12
JPMorgan Chase Bank NA	KRW	812,860	733	4/16/15	USD	725	725	(8)
JPMorgan Chase Bank NA	KRW	871,647	786	4/16/15	USD	773	773	(13)
JPMorgan Chase Bank NA	RUB	143,685	2,453	4/16/15	USD	2,450	2,450	(3)
JPMorgan Chase Bank NA	TWD	129,015	4,123	4/16/15	USD	4,087	4,087	(36)
JPMorgan Chase Bank NA	TWD	22,418	717	4/16/15	USD	711	711	(6)
JPMorgan Chase Bank NA	TWD	35,126	1,122	4/16/15	USD	1,114	1,114	(8)
JPMorgan Chase Bank NA	TWD	39,123	1,250	4/16/15	USD	1,252	1,252	2
JPMorgan Chase Bank NA	USD	119	119	4/16/15	EUR	112	121	2
JPMorgan Chase Bank NA	USD	13,631	13,631	4/16/15	NZD	18,691	13,954	323
JPMorgan Chase Bank NA	USD	6,273	6,273	4/16/15	RUB	386,015	6,590	317
JPMorgan Chase Bank NA	USD	4,340	4,340	4/16/15	TWD	135,844	4,341	1
Northern Trust Company	SGD	1,764	1,285	4/16/15	USD	1,280	1,280	(5)
Northern Trust Company	SGD	4,271	3,111	4/16/15	USD	3,071	3,071	(40)
Northern Trust Company	USD	2,769	2,769	4/16/15	SGD	3,785	2,757	(12)
Northern Trust Company	USD	1,302	1,302	4/16/15	SGD	1,781	1,297	(5)
Royal Bank of Scotland PLC	BRL	9,008	2,813	4/16/15	USD	2,870	2,870	57
Royal Bank of Scotland PLC	CLP	470,593	753	4/16/15	USD	734	734	(19)
Royal Bank of Scotland PLC	CLP	595,944	953	4/16/15	USD	931	931	(22)
Royal Bank of Scotland PLC	CLP	506,475	810	4/16/15	USD	788	788	(22)
Royal Bank of Scotland PLC	MXN	22,207	1,455	4/16/15	USD	1,438	1,438	(17)
Royal Bank of Scotland PLC	MXN	14,199	931	4/16/15	USD	918	918	(13)
Royal Bank of Scotland PLC	MXN	16,646	1,089	4/16/15	USD	1,089	1,089	(— )@
Royal Bank of Scotland PLC	USD	8,623	8,623	4/16/15	BRL	27,552	8,603	(20)
Royal Bank of Scotland PLC	USD	4,126	4,126	4/16/15	CLP	2,585,462	4,136	10
Royal Bank of Scotland PLC	USD	7,742	7,742	4/16/15	JPY	938,563	7,827	85
Royal Bank of Scotland PLC	USD	14,223	14,223	4/16/15	MXN	219,835	14,402	179

Royal Bank of Scotland PLC	USD	4,159	4,159	4/16/15	MXN	62,376	4,086	(73)
Royal Bank of Scotland PLC	USD	4,170	4,170	4/16/15	MXN	62,376	4,087	(83)
State Street Bank and Trust Co.	SEK	2,330	271	4/16/15	USD	269	269	(2)
State Street Bank and Trust Co.	THB	45,720	1,405	4/16/15	USD	1,388	1,388	(17)
State Street Bank and Trust Co.	THB	25,223	775	4/16/15	USD	761	761	(14)
State Street Bank and Trust Co.	THB	28,701	882	4/16/15	USD	867	867	(15)
State Street Bank and Trust Co.	THB	25,071	770	4/16/15	USD	757	757	(13)
State Street Bank and Trust Co.	THB	163,772	5,030	4/16/15	USD	4,946	4,946	(84)
State Street Bank and Trust Co.	THB	22,873	703	4/16/15	USD	691	691	(12)
State Street Bank and Trust Co.	USD	1,456	1,456	4/16/15	EUR	1,373	1,476	20
State Street Bank and Trust Co.	USD	1,819	1,819	4/16/15	JPY	220,515	1,839	20
State Street Bank and Trust Co.	USD	226	226	4/16/15	MXN	3,487	229	3
State Street Bank and Trust Co.	USD	1,889	1,889	4/16/15	THB	61,421	1,887	(2)
State Street Bank and Trust Co.	USD	4,106	4,106	4/16/15	THB	133,523	4,101	(5)
UBS AG	CHF	16,591	17,081	4/16/15	USD	16,536	16,536	(545)
UBS AG	EUR	10,978	11,806	4/16/15	USD	11,645	11,645	(161)
UBS AG	EUR	1,730	1,861	4/16/15	USD	1,898	1,898	37
UBS AG	EUR	7,920	8,518	4/16/15	USD	8,507	8,507	(11)
UBS AG	GBP	2,868	4,253	4/16/15	USD	4,228	4,228	(25)
UBS AG	INR	202,531	3,228	4/16/15	USD	3,224	3,224	(4)
UBS AG	INR	63,768	1,017	4/16/15	USD	1,004	1,004	(13)
UBS AG	INR	138,063	2,201	4/16/15	USD	2,187	2,187	(14)
UBS AG	INR	37,846	604	4/16/15	USD	606	606	2
UBS AG	JPY	144,627	1,206	4/16/15	USD	1,192	1,192	(14)
UBS AG	JPY	616,960	5,145	4/16/15	USD	5,089	5,089	(56)
UBS AG	MYR	5,888	1,588	4/16/15	USD	1,593	1,593	5
UBS AG	MYR	20,475	5,521	4/16/15	USD	5,546	5,546	25
UBS AG	MYR	2,752	742	4/16/15	USD	742	742	(— )@
UBS AG	MYR	3,004	810	4/16/15	USD	810	810	(— )@
UBS AG	NZD	10,562	7,885	4/16/15	USD	7,702	7,702	(183)
UBS AG	USD	1,010	1,010	4/16/15	CHF	971	999	(11)
UBS AG	USD	1,206	1,206	4/16/15	EUR	1,133	1,219	13
UBS AG	USD	377	377	4/16/15	EUR	347	374	(3)
UBS AG	USD	219	219	4/16/15	EUR	200	215	(4)
UBS AG	USD	999	999	4/16/15	GBP	672	997	(2)

UBS AG	USD	699	699	4/16/15	GBP	469	696	(3)
UBS AG	USD	4,224	4,224	4/16/15	INR	264,336	4,214	(10)
UBS AG	USD	523	523	4/16/15	MXN	8,079	530	7
UBS AG	USD	4,143	4,143	4/16/15	MYR	15,189	4,096	(47)
UBS AG	USD	7,821	7,821	4/16/15	RUB	480,838	8,210	389
UBS AG	USD	1,746	1,746	4/16/15	ZAR	20,899	1,719	(27)
UBS AG	USD	4,247	4,247	4/16/15	ZAR	50,973	4,193	(54)
UBS AG	USD	2,531	2,531	4/16/15	ZAR	30,074	2,475	(56)
UBS AG	ZAR	16,998	1,398	4/16/15	USD	1,358	1,358	(40)
UBS AG	ZAR	47,313	3,892	4/16/15	USD	3,800	3,800	(92)
UBS AG	ZAR	15,880	1,306	4/16/15	USD	1,282	1,282	(24)
UBS AG	ZAR	10,427	858	4/16/15	USD	859	859	1
			$518,879				$515,848	$(3,031)

Futures Contracts:
The Portfolio had the following futures contracts open at March 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	2	$108	Apr-15	$ (— )@
Corn Futures (United States)	234	4,689	Dec-15	(372)
Euro Stoxx 50 Index (Germany)	2,080	81,208	Jun-15	1,181
FTSE 100 Index (United Kingdom)	100	9,979	Jun-15	49
MSCI Emerging Market E Mini (United States)	978	47,550	Jun-15	1,823
NIKKEI 225 Index (Japan)	786	62,980	Jun-15	1,184
SPI 200 Index (Australia)	40	4,483	Jun-15	29

Short:
China H-Shares Index (Hong Kong)	326	(26,052)	Apr-15	(913)
S&P 500 E MINI Index (United States)	1,236	(127,357)	Jun-15	568
Soybean Futures (United States)	75	(3,582)	Nov-15	213
Wheat Futures (United States)	39	(1,048)	Dec-15	220
				$3,982

Credit Default Swap Agreements:
The Portfolio had the following credit default swap agreements open at March 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Bank of America NA
Russian Federation	Sell	$2,208	1.00%	6/20/20	$(377)	$71	$(306)	BBB-
Barclays Bank PLC
Russian Federation	Sell	3,501	1.00	6/20/20	(619)	134	(485)	BBB-
Barclays Bank PLC
Russian Federation	Sell	14,597	1.00	6/20/20	(2,461)	442	(2,019)	BBB-
Barclays Bank PLC
Russian Federation	Sell	2,040	1.00	6/20/20	(275)	1	(274)	BBB-
Deutsche Bank AG
Russian Federation	Sell	1,370	1.00	6/20/20	(231)	41	(190)	BBB-
Goldman Sachs International
Australian Government	Buy	3,118	1.00	6/20/20	(103)	(7)	(110)	AAA

Goldman Sachs International
Australian Government	Buy	225	1.00	6/20/20	(7)	(— )@	(7)	AAA
Goldman Sachs International
Australian Government	Buy	1,195	1.00	6/20/20	(39)	(3)	(42)	AAA
Goldman Sachs International
Australian Government	Buy	2,750	1.00	6/20/20	(90)	(6)	(96)	AAA
Goldman Sachs International
People’s Republic of China	Buy	2,527	1.00	6/20/20	(4)	(7)	(11)	AA-
Goldman Sachs International
People’s Republic of China	Buy	382	1.00	6/20/20	(1)	(1)	(2)	AA-
Goldman Sachs International
People’s Republic of China	Buy	1,178	1.00	6/20/20	(2)	(3)	(5)	AA-
JPMorgan Chase Bank NA
Russian Federation	Sell	687	1.00	6/20/20	(119)	24	(95)	BBB-
JPMorgan Chase Bank NA
Russian Federation	Sell	1,331	1.00	6/20/20	(230)	46	(184)	BBB-
JPMorgan Chase Bank NA
Australian Government	Buy	2,972	1.00	6/20/20	(98)	(6)	(104)	AAA
JPMorgan Chase Bank NA
People’s Republic of China	Buy	3,667	1.00	6/20/20	(— )@	(17)	(17)	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	2,879	1.00	6/20/20	(3)	(10)	(13)	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	3,545	1.00	6/20/20	(3)	(12)	(15)	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	2,132	1.00	6/20/20	(2)	(7)	(9)	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	731	1.00	6/20/20	(1)	(3)	(4)	AA-
JPMorgan Chase Bank NA
Russian Federation	Sell	1,454	1.00	6/20/20	(247)	46	(201)	BBB-
JPMorgan Chase Bank NA
Australian Government	Buy	15,309	1.00	6/20/20	(511)	(26)	(537)	AAA
JPMorgan Chase Bank NA
People’s Republic of China	Buy	12,874	1.00	6/20/20	(31)	(25)	(56)	AA-
JPMorgan Chase Bank NA
Russian Federation	Sell	5,386	1.00	6/20/20	(844)	99	(745)	BBB-
		$88,058			$(6,298)	$771	$(5,527)

Interest Rate Swap Agreements:
The Portfolio had the following interest rate swap agreements open at March 31, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	0.74%	1/29/17		$149,800	$100
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	0.86	1/27/17	GBP	101,021	(117)
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	0.88	3/31/17	6,740		— @
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	0.89	3/2/17	$5,890		16
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	0.91	2/17/17	74,575		264
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	0.91	2/17/17	74,575		265
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	0.92	3/6/17	154,550		474
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	0.95	2/12/17	GBP	48,943	(167)
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	0.96	2/12/17	48,944		(184)
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	0.96	2/26/17	950		(3)
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	1.03	3/4/17	50,629		(273)
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	1.04	3/4/17	50,629		(278)
							$97

Total Return Swap Agreements:
The Portfolio had the following total return swap agreements open at March 31, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	$12,889	3 Month USD LIBOR minus 0.24%	Pay	2/23/16	$306
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	2,927	3 Month USD LIBOR minus 0.24%	Pay	2/23/16	104
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	1,424	3 Month USD LIBOR minus 0.25%	Pay	2/23/16	(15)
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	320	3 Month USD LIBOR minus 0.25%	Pay	2/23/16	8
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	5,836	3 Month USD LIBOR minus 0.24%	Pay	2/24/16	181
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	5,821	3 Month USD LIBOR minus 0.24%	Pay	2/24/16	56
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	636	3 Month USD LIBOR minus 0.25%	Pay	2/24/16	12
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	631	3 Month USD LIBOR minus 0.25%	Pay	2/24/16	(1)
Bank of America NA	European Luxury††	25,861	3 Month USD LIBOR minus 0.12%	Pay	3/31/16	248
Barclays Bank PLC	Barclays EM Consumer Staples††	2,010	3 Month USD LIBOR minus 0.65%	Pay	10/20/15	(77)
Barclays Bank PLC	Barclays EM Consumer Staples††	12,011	3 Month USD LIBOR minus 0.65%	Pay	10/23/15	(479)

Barclays Bank PLC	Barclays EM Consumer Staples††	800		3 Month USD LIBOR minus 0.65%	Pay	10/23/15	(32)
Barclays Bank PLC	Global Elevators††	2,484		3 Month USD LIBOR minus 0.20%	Pay	4/5/16	10
Deutsche Bank AG	DB Global Machinery Index††	12,413		3 Month USD LIBOR minus 0.35%	Pay	11/10/15	(334)
Deutsche Bank AG	DB Global Machinery Index††	1,351		3 Month USD LIBOR minus 0.35%	Pay	11/10/15	(28)
Deutsche Bank AG	DB Global Machinery Index††	2,329		3 Month USD LIBOR minus 0.35%	Pay	11/10/15	(48)
Goldman Sachs International	GS U.S. Aircraft Leasing Index††	6,603		3 Month USD LIBOR minus 0.29%	Pay	9/25/15	77
Goldman Sachs International	GS U.S. Aircraft Leasing Index††	1,095		3 Month USD LIBOR minus 0.29%	Pay	9/25/15	13
Goldman Sachs International	GS U.S. Aircraft Leasing Index††	1,047		3 Month USD LIBOR minus 0.29%	Pay	9/25/15	23
Goldman Sachs International	GS U.S. Aircraft Leasing Index††	1,047		3 Month USD LIBOR minus 0.29%	Receive	9/25/15	(— )@
Goldman Sachs International	GS Global Machinery Index††	11,098		3 Month USD LIBOR minus 0.45%	Pay	11/11/15	(366)
Goldman Sachs International	GS Global Machinery Index††	1,421		3 Month USD LIBOR minus 0.45%	Pay	11/11/15	(47)
Goldman Sachs International	GS Auto Components Index††	8,880		3 Month USD LIBOR minus 0.25%	Pay	12/17/15	(130)
JPMorgan Chase Bank NA	JPM MSCI China Index††	HKD	34,356	3 Month HKD HIBOR minus 0.22%	Pay	8/26/15	(81)
JPMorgan Chase Bank NA	JPM MSCI China Index††	10,688		3 Month HKD HIBOR minus 0.22%	Pay	8/26/15	(25)
JPMorgan Chase Bank NA	JPM MSCI China Index††	14,210		3 Month HKD HIBOR minus 0.29%	Pay	8/26/15	(33)

JPMorgan Chase Bank NA	JPM Aerospace Index††	$3,700	3 Month USD LIBOR minus 0.26%	Pay	9/7/15	67
JPMorgan Chase Bank NA	JPM Aerospace Index††	6,783	3 Month USD LIBOR minus 0.26%	Pay	9/7/15	123
JPMorgan Chase Bank NA	JPM Aerospace Index††	956	3 Month USD LIBOR minus 0.26%	Pay	9/7/15	17
JPMorgan Chase Bank NA	JPM Aerospace Index††	3,721	3 Month USD LIBOR minus 0.26%	Pay	9/7/15	67
JPMorgan Chase Bank NA	JPM Aerospace Index††	2,368	3 Month USD LIBOR minus 0.26%	Pay	9/7/15	43
JPMorgan Chase Bank NA	JPM Aerospace Index††	8,493	3 Month USD LIBOR minus 0.26%	Pay	9/8/15	154
JPMorgan Chase Bank NA	JPM Aerospace Index††	10,318	3 Month USD LIBOR minus 0.26%	Pay	9/8/15	187
JPMorgan Chase Bank NA	JPM Aerospace Index††	10,373	3 Month USD LIBOR minus 0.26%	Pay	9/8/15	188
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	831	3 Month USD LIBOR minus 0.245%	Pay	11/9/15	9
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	25,958	3 Month USD LIBOR minus 0.245%	Pay	11/9/15	235
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	2,050	3 Month USD LIBOR minus 0.245%	Pay	11/9/15	19
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	2,514	3 Month USD LIBOR minus 0.245%	Pay	11/9/15	23
JPMorgan Chase Bank NA	China Internet ADR††	12,399	3 Month USD LIBOR minus 0.36%	Pay	3/17/16	(521)
JPMorgan Chase Bank NA	China Internet††	11,144	3 Month USD LIBOR minus 0.36%	Pay	3/17/16	(673)
						$(720)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with European Luxury as of March 31, 2015.

Security Description	Index Weight
European Luxury
Adidas AG	8.87%
Burberry Group PLC	6.59
Christian Dior SE	3.60
Cie Financiere Richemont SA	13.65
Coach, Inc.	6.50
Hermes International	3.32
Hugo Boss AG	5.93
Kering	9.26
LVMH Moet Hennessy Louis Vuitton SE	24.70
Moncler SpA	3.46
Salvatore Ferragamo SpA	3.90
Swatch Group AG (The)	10.22
100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays EM Consumer Staples as of March 31, 2015.

Security Description	Index Weight
Barclays EM Consumer Staples
Ambev SA	20.47%
BRF SA	4.55
Fomento Economico Mexicano SAB de CV	20.30
Hengan International Group Co., Ltd.	10.52
Magnit PJSC	13.83
Uni-President Enterprises Corp.	8.58
Wal-Mart de Mexico SAB de CV	14.41
Want Want China Holdings Ltd.	7.34
100.00%

The following table represents the equity basket holdings underlying the total return swap with Global Elevators as of March 31, 2015.

Security Description	Index Weight
Global Elevators
Fujitec Co., Ltd.	1.47%
Kone Oyj	23.94
Schindler Holding AG	33.32
United Technologies Corp.	41.27
100.00%

The following table represents the equity basket holdings underlying the total return swap with DB Global Machinery Index as of March 31, 2015.

Security Description	Index Weight
DB Global Machinery Index
Alfa Laval AB	2.66%
Atlas Copco AB	8.53
Atlas Copco AB	4.52
CNH Industrial N.V.	3.23
Daewoo Shipbuilding & Marine Engineering	0.92
Doosan Infracore Co., Ltd.	0.64
GEA Group AG	3.35
Hino Motors Ltd.	1.44
Hitachi Construction Machinery Co., Ltd.	0.73
Hiwin Technologies Corp.	0.69
Hyundai Heavy Industries Co., Ltd.	2.61
Hyundai Mipo Dockyard Co., Ltd.	0.48
IMI PLC	2.32
JTEKT Corp.	1.29
Kawasaki Heavy Industries Ltd.	2.73
Komatsu Ltd.	7.00
Kone Oyj	5.22
Kubota Corp.	6.45
MAN SE	1.50
Melrose Industries PLC	1.90
Metso Oyj	1.54
NGK Insulators Ltd.	2.61
Samsung Heavy Industries Co., Ltd.	1.10
Sandvik AB	5.29
Schindler Holding AG	3.11
Schindler Holding AG	1.46
Sembcorp Marine Ltd.	0.76
SMC Corp.	6.04
Sulzer AG	1.20
Sumitomo Heavy Industries Ltd.	1.33
United Tractors Tbk PT	1.35
Vallourec SA	1.23
Volvo AB	7.53
Wartsila Oyj Abp	2.76
Weichai Power Co., Ltd.	0.78
Weir Group PLC (The)	2.51
Yangzijiang Shipbuilding Holdings Ltd.	0.72
Zoomlion Heavy Industry Science and Tech	0.47
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS U.S. Aircraft Leasing Index as of March 31, 2015.

Security Description	Index Weight
GS U.S. Aircraft Leasing Index
AerCap Holdings N.V.	63.46%
Air Lease Corp.	24.76
Aircastle Ltd.	9.57
Fly Leasing Ltd.	2.21
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Global Machinery Index as of March 31, 2015.

Security Description	Index Weight
GS Global Machinery Index
Alfa Laval AB	2.67%
Atlas Copco AB	8.56
Atlas Copco AB	4.55
CNH Industrial N.V.	3.31
Daewoo Shipbuilding & Marine Engineering	0.89
Doosan Infracore Co., Ltd.	0.67
GEA Group AG	3.37
Hino Motors Ltd.	1.46
Hitachi Construction Machinery Co., Ltd.	0.74
Hiwin Technologies Corp.	0.72
Hyundai Heavy Industries Co., Ltd.	2.63
Hyundai Mipo Dockyard Co., Ltd.	0.49
IMI PLC	2.33
JTEKT Corp.	1.32
Kawasaki Heavy Industries Ltd.	2.76
Komatsu Ltd.	7.09
Kone Oyj	5.33
Kubota Corp.	6.54
MAN SE	1.50
Melrose Industries PLC	1.80
Metso Oyj	1.56
NGK Insulators Ltd.	2.64
Samsung Heavy Industries Co., Ltd.	0.22
Sandvik AB	5.34
Schindler Holding AG	3.10
Schindler Holding AG	1.46
Sembcorp Marine Ltd.	0.75
SMC Corp.	6.13
Sulzer AG	1.21
Sumitomo Heavy Industries Ltd.	1.35
United Tractors Tbk PT	1.35
Vallourec SA	1.24
Volvo AB	7.60
Wartsila Oyj Abp	2.81
Weichai Power Co., Ltd.	0.78
Weir Group PLC (The)	2.54
Yangzijiang Shipbuilding Holdings Ltd.	0.72
Zoomlion Heavy Industry Science and Tech	0.47
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Auto Components Index as of March 31, 2015.

Security Description	Index Weight
GS Auto Components Index
Aisin Seiki Co., Ltd.	2.24%
Autoliv, Inc.	3.52
BorgWarner, Inc.	4.45
Bridgestone Corp.	8.41
Cheng Shin Rubber Industry Co., Ltd.	1.20
Cie Generale des Etablissements Michelin	5.97
Continental AG	8.37
Delphi Automotive PLC	7.70
Denso Corp.	7.16
GKN PLC	2.81
Halla Visteon Climate Control Corp.	0.42
Hankook Tire Co., Ltd.	0.98
Hyundai Mobis Co., Ltd.	4.88
Hyundai Wia Corp.	0.67
Johnson Controls, Inc.	10.82
Koito Manufacturing Co., Ltd.	0.94
Magna International, Inc.	7.30
NGK Spark Plug Co., Ltd.	1.55
NHK Spring Co., Ltd.	0.53
NOK Corp.	0.93
Nokian Renkaat Oyj	1.09
Pirelli & C. SpA	1.27
Stanley Electric Co., Ltd.	1.04
Sumitomo Electric Industries Ltd.	3.19
Sumitomo Rubber Industries Ltd	1.02
Toyoda Gosei Co., Ltd.	0.47
Toyota Industries Corp.	3.01
TRW Automotive Holdings Corp.	3.76
Valeo SA	3.62
Yokohama Rubber Co., Ltd. (The)	0.68
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM MSCI China Index as of March 31, 2015.

Security Description	Index Weight
JPM MSCI China Index
AAC Technologies Holdings, Inc.	0.65%
Agricultural Bank of China Ltd.	1.59
Bank of China Ltd.	6.87
Bank of Communications Co., Ltd.	1.12
Beijing Enterprises Holdings Ltd.	0.58
Brilliance China Automotive Holdings Ltd.	0.85
Byd Co., Ltd.	0.48
China CITIC Bank Corp., Ltd.	0.92
China Communications Construction Co., Ltd.	0.93
China Construction Bank Corp.	8.92
China Everbright International Ltd.	0.60
China Gas Holdings Ltd.	0.49
China Life Insurance Co., Ltd.	4.87
China Longyuan Power Group Corp., Ltd.	0.49
China Mengniu Dairy Co., Ltd.	1.11
China Merchants Bank Co., Ltd.	1.69
China Merchants Holdings International C	0.66
China Minsheng Banking Corp., Ltd.	1.17
China Mobile Ltd.	10.96
China Oilfield Services Ltd.	0.45
China Overseas Land & Investment Ltd.	1.92
China Pacific Insurance Group Co., Ltd.	1.85
China Petroleum & Chemical Corp.	3.02
China Resources Enterprise Ltd.	0.35
China Resources Land Ltd.	0.83
China Resources Power Holdings Co., Ltd.	0.69
China Shenhua Energy Co., Ltd.	1.30
China Telecom Corp., Ltd.	1.27
China Unicom Hong Kong Ltd.	1.07
CITIC Ltd.	0.41
CNOOC Ltd.	3.63
Dongfeng Motor Group Co., Ltd.	0.63
ENN Energy Holdings Ltd.	0.68
Great Wall Motor Co., Ltd.	1.12
Hengan International Group Co., Ltd.	1.33
Huaneng Power International, Inc.	0.55
ICBC	8.15
Kunlun Energy Co., Ltd.	0.47
Lenovo Group Ltd.	1.31
PetroChina Co., Ltd.	3.45
PICC Property & Casualty Co., Ltd.	1.03
Ping An Insurance Group Company of China Ltd.	3.67
Tencent Holdings Ltd.	14.29
Tingyi Cayman Islands Holding Corp.	0.64
Want Want China Holdings Ltd.	0.94
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Aerospace Index as of March 31, 2015.

Security Description	Index Weight
JPM Aerospace Index
Airbus Group N.V.	13.45%
B/E Aerospace, Inc.	1.94
Boeing Co. (The)	33.90
Bombardier, Inc.	1.02
KLX, Inc.	0.59
Precision Castparts Corp.	9.99
Rolls-Royce Holdings PLC	7.22
Safran SA	7.78
Textron, Inc.	5.10
Thales SA	2.02
TransDigm Group, Inc.	3.39
United Technologies Corp.	11.04
Zodiac Aerospace	2.56
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Machinery Index as of March 31, 2015.

Security Description	Index Weight
JPM U.S. Machinery Index
AGCO Corp.	1.70%
Caterpillar, Inc.	20.80
Cummins, Inc.	9.90
Deere & Co.	11.69
Dover Corp.	4.68
Flowserve Corp.	3.06
Illinois Tool Works, Inc.	14.88
Ingersoll-Rand PLC	7.45
Joy Global, Inc.	1.65
PACCAR, Inc.	8.95
Parker-Hannifin Corp.	6.71
Pentair PLC	4.80
SPX Corp.	1.28
Xylem, Inc.	2.45
100.00%

The following table represents the equity basket holdings underlying the total return swap with China Internet ADR as of March 31, 2015.

Security Description	Index Weight
China Internet ADR
Alibaba Group Holding Ltd.	31.93%
Baidu, Inc.	17.32
Cheetah Mobile, Inc.	0.35
Ctrip.com International Ltd.	3.91
E-Commerce China Dangdang, Inc.	0.26
JD.com, Inc.	12.64
Leju Holdings Ltd.	0.29
NetEase, Inc.	2.79
Phoenix New Media Ltd.	0.01
Qihoo 360 Technology Co., Ltd.	2.51
SINA Corp.	2.74
Sohu.com, Inc.	0.40
SouFun Holdings Ltd.	1.72
Vipshop Holdings Ltd.	21.12
Xunlei Ltd.	0.02
Youku Tudou, Inc.	1.20
YY, Inc.	0.79
100.00%

The following table represents the equity basket holdings underlying the total return swap with China Internet as of March 31, 2015.

Security Description	Index Weight
China Internet
Alibaba Group Holding Ltd.	36.36%
Baidu, Inc.	12.94
Cheetah Mobile, Inc.	0.43
Ctrip.com International Ltd.	1.40
E-Commerce China Dangdang, Inc.	0.13
JD.com, Inc.	7.18
Kingsoft Corp., Ltd.	0.62
Leju Holdings Ltd.	0.19
NetEase, Inc.	2.44
Phoenix New Media Ltd.	0.08
Qihoo 360 Technology Co., Ltd.	1.14
SINA Corp.	0.38
Sohu.com, Inc.	0.36
SouFun Holdings Ltd.	0.44
Tencent Holdings Ltd.	31.51
Vipshop Holdings Ltd.	3.34
Xunlei Ltd.	0.08
Youku Tudou, Inc.	0.43
YY, Inc.	0.55
100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
HIBOR		Hong Kong Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	58.3%
Other*	29.2
Banks	7.5
Specialty Retail	5.0

Total Investments	100.0	%**

*                 Industries and/or investment types representing less than 5% of total investments.

**          Does not include open long/short futures contracts with an underlying face amount of approximately $369,036,000 with net unrealized appreciation of approximately $3,982,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $3,031,000 and does not include open swap agreements with net unrealized appreciation of approximately $148,000.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (87.0%)
Australia (4.4%)
AGL Energy Ltd.	9,167	$106
ALS Ltd. (a)	5,371	20
Amcor Ltd.	24,107	257
AMP Ltd.	49,377	241
APA Group	12,465	86
Asciano Ltd.	15,757	76
Aurizon Holding Ltd.	27,415	101
Australia & New Zealand Banking Group Ltd.	48,922	1,363
BHP Billiton Ltd.	47,104	1,097
Brambles Ltd.	25,532	224
Coca-Cola Amatil Ltd. (a)	13,096	107
Cochlear Ltd.	917	63
Commonwealth Bank of Australia	24,518	1,740
Crown Resorts Ltd. (a)	6,574	67
CSL Ltd.	8,270	579
Fortescue Metals Group Ltd. (a)	10,755	16
Goodman Group REIT	30,797	148
Harvey Norman Holdings Ltd. (a)	12,081	41
Iluka Resources Ltd.	8,868	57
Incitec Pivot Ltd.	31,700	98
Insurance Australia Group Ltd.	35,705	166
Leighton Holdings Ltd. (a)	2,222	36
Lend Lease Group REIT	5,792	73
Macquarie Group Ltd.	4,661	271
National Australia Bank Ltd.	37,502	1,098
Orica Ltd. (a)	7,038	107
Origin Energy Ltd.	17,938	154
QBE Insurance Group Ltd.	16,798	166
Rio Tinto Ltd. (a)	5,460	237
Santos Ltd.	15,483	84
Scentre Group REIT	115,695	329
Sonic Healthcare Ltd.	7,300	113
Stockland REIT	92,461	316
Suncorp Group Ltd.	19,864	204
Sydney Airport	4,934	19
TABCORP Holdings Ltd.	11,517	42
Tatts Group Ltd.	22,177	67
Telstra Corp., Ltd.	65,695	315
Toll Holdings Ltd.	11,026	74
Transurban Group	21,363	155
Wesfarmers Ltd.	20,277	678
Westfield Corp. REIT	41,275	299
Westpac Banking Corp.	44,527	1,332
Woodside Petroleum Ltd.	10,296	269
Woolworths Ltd.	25,257	566
WorleyParsons Ltd.	3,609	26
		13,683
Belgium (1.3%)
Ageas	1,932	69
Anheuser-Busch InBev N.V.	17,046	2,085
Belgacom SA	428	15
Groupe Bruxelles Lambert SA	5,717	473
KBC Groep N.V. (b)	9,618	595
Solvay SA	1,363	197
Telenet Group Holding N.V. (b)	1,702	94

UCB SA	3,566	257
Umicore SA	6,321	264
		4,049
Brazil (0.0%)
Cia Energetica de Minas Gerais (Preference)	1	—	@

China (1.6%)
Agricultural Bank of China Ltd. H Shares (c)	143,000	71
Anhui Conch Cement Co., Ltd. H Shares (a)(c)	13,500	51
ASM Pacific Technology Ltd. (c)	2,700	28
Bank of China Ltd. H Shares (c)	506,000	292
Bank of Communications Co., Ltd. H Shares (c)	59,000	51
Beijing Enterprises Holdings Ltd. (c)	4,000	32
Belle International Holdings Ltd. (a)(c)	34,000	40
Brilliance China Automotive Holdings Ltd. (c)	22,000	42
Byd Co., Ltd. H Shares (a)(c)	5,500	28
China Citic Bank Corp., Ltd. H Shares (c)	56,000	42
China Communications Construction Co., Ltd. H Shares (c)	18,000	25
China Construction Bank Corp. H Shares (c)	464,000	386
China Life Insurance Co., Ltd. H Shares (c)	47,000	207
China Longyuan Power Group Corp. H Shares (c)	16,000	17
China Mengniu Dairy Co., Ltd. (c)	10,000	53
China Merchants Bank Co., Ltd. H Shares (c)	36,500	89
China Minsheng Banking Corp., Ltd. H Shares (c)	51,000	62
China Mobile Ltd. (c)	38,000	495
China National Building Material Co., Ltd. H Shares (a)(c)	22,000	22
China Oilfield Services Ltd. H Shares (a)(c)	12,000	20
China Overseas Land & Investment Ltd. (c)	28,000	91
China Pacific Insurance Group Co., Ltd. H Shares (c)	18,000	86
China Petroleum & Chemical Corp. H Shares (c)	90,000	72
China Resources Land Ltd. (c)	19,555	55
China Resources Power Holdings Co., Ltd. (c)	6,000	15
China Shenhua Energy Co., Ltd. H Shares (c)	20,500	52
China Telecom Corp., Ltd. H Shares (c)	88,000	57
China Unicom Hong Kong Ltd. H Shares (c)	34,000	52
China Vanke Co., Ltd. H Shares (a)(b)(c)	10,800	26
Citic Ltd. (a)(c)	19,000	33
CITIC Securities Co., Ltd. H Shares (a)(c)	8,000	30
CNOOC Ltd. (c)	61,000	86
Dongfeng Motor Group Co., Ltd. H Shares (c)	14,000	22
ENN Energy Holdings Ltd. (c)	6,000	37
Great Wall Motor Co., Ltd. H Shares (c)	7,500	53
Haitong Securities Co., Ltd. H Shares (c)	14,000	34
Hengan International Group Co., Ltd. (c)	5,000	60
Huaneng Power International, Inc. H Shares (c)	20,000	24
Industrial & Commercial Bank of China Ltd. H Shares (c)	482,000	356
Jiangxi Copper Co., Ltd. H Shares (a)(c)	11,000	20
Kunlun Energy Co., Ltd. (c)	16,000	16
Lenovo Group Ltd. (a)(c)	48,000	70
PetroChina Co., Ltd. H Shares (c)	76,000	84
PICC Property & Casualty Co., Ltd. H Shares (c)	24,000	48
Ping An Insurance Group Co of China Ltd. H Shares (c)	16,500	198
Shimao Property Holdings Ltd. (c)	7,500	16
Sihuan Pharmaceutical Holdings Group Ltd. (c)	21,000	12
Tencent Holdings Ltd. (c)	55,500	1,049
Tingyi Cayman Islands Holding Corp. (c)	14,000	30
Want Want China Holdings Ltd. (a)(c)	38,000	40
WH Group Ltd. (b)(c)(d)	40,500	23

Wynn Macau Ltd. (c)	17,600	38
		4,938
Denmark (1.1%)
AP Moeller - Maersk A/S Series A	90	183
AP Moeller - Maersk A/S Series B	167	349
DSV A/S	1,520	47
Novo Nordisk A/S Series B	46,094	2,466
Novozymes A/S Series B	3,515	161
TDC A/S	8,292	60
		3,266
Finland (1.1%)
Elisa Oyj (a)	4,656	117
Kone Oyj, Class B (a)	8,071	358
Metso Oyj (a)	2,666	78
Neste Oil Oyj (a)	3,692	97
Nokia Oyj (a)	155,912	1,191
Orion Oyj, Class B	2,798	79
Sampo Oyj, Class A	12,968	655
Stora Enso Oyj, Class R (a)	26,594	274
UPM-Kymmene Oyj	22,910	446
Wartsila Oyj	4,960	219
		3,514
France (8.5%)
Accor SA	3,240	169
Air Liquide SA	4,827	621
Airbus Group N.V.	11,263	732
Alcatel-Lucent (b)	107,400	406
Alstom SA (b)	6,078	187
AtoS	3,245	223
AXA SA	44,074	1,111
BNP Paribas SA	23,126	1,407
Bouygues SA	8,037	316
Cap Gemini SA	5,480	450
Carrefour SA	15,805	527
Casino Guichard Perrachon SA	1,873	166
Christian Dior SE	1,029	193
Cie de Saint-Gobain	12,284	539
Cie Generale des Etablissements Michelin	4,162	414
CNP Assurances	3,647	64
Credit Agricole SA	17,022	250
Danone SA	12,037	810
Dassault Systemes	5,287	358
Edenred	4,583	114
Electricite de France SA	12,500	300
Essilor International SA	3,775	433
Eurazeo SA	758	52
Fonciere Des Regions REIT	1,923	190
GDF Suez	69,195	1,369
Gecina SA REIT	1,673	226
Hermes International	258	91
ICADE REIT	1,909	172
Iliad SA	1,207	282
Imerys SA	549	40
Kering	1,288	252
Klepierre REIT	10,241	503
L’Oreal SA	911	168

Lafarge SA	4,640	301
Lagardere SCA	3,081	92
Legrand SA	6,914	373
LVMH Moet Hennessy Louis Vuitton SE	4,187	739
Natixis SA	19,524	146
Orange SA	17,537	282
Pernod Ricard SA	4,767	563
Publicis Groupe SA	4,922	380
Remy Cointreau SA (a)	549	40
Renault SA	4,317	393
Safran SA	6,840	478
Sanofi	27,707	2,726
Schneider Electric SE	10,998	856
SCOR SE	2,802	95
Societe BIC SA	771	110
Societe Generale SA	15,347	742
Sodexo SA	1,604	157
STMicroelectronics N.V.	26,239	245
Suez Environnement Co.	14,491	249
Technip SA	559	34
Total SA (a)	31,989	1,592
Unibail-Rodamco SE REIT	5,057	1,365
Veolia Environnement SA	18,653	353
Vinci SA	16,097	921
Vivendi SA	11,060	275
		26,642
Germany (8.0%)
Adidas AG	3,875	307
Allianz SE (Registered)	8,615	1,497
Axel Springer SE	860	51
BASF SE	17,560	1,747
Bayer AG (Registered)	18,551	2,787
Bayerische Motoren Werke AG	8,630	1,080
Beiersdorf AG (a)	1,540	134
Brenntag AG	3,138	188
Commerzbank AG (b)	25,716	355
Continental AG	2,723	645
Daimler AG (Registered) (a)	22,012	2,120
Deutsche Bank AG (Registered)	25,871	900
Deutsche Boerse AG	5,533	452
Deutsche Lufthansa AG (Registered)	2,539	36
Deutsche Post AG (Registered)	15,193	475
Deutsche Telekom AG (Registered)	102,616	1,879
E.ON SE	41,443	617
Fraport AG Frankfurt Airport Services Worldwide	446	27
Fresenius Medical Care AG & Co., KGaA	7,153	595
GEA Group AG	4,336	210
Henkel AG & Co., KGaA (Preference)	2,716	320
Hugo Boss AG	639	78
Infineon Technologies AG	43,245	518
Lanxess AG	1,502	80
Linde AG	2,310	471
Merck KGaA	3,043	342
Metro AG	10,584	360
Muenchener Rueckversicherungs AG (Registered)	5,024	1,084
Osram Licht AG	1,432	71
Porsche Automobil Holding SE (Preference)	4,514	443
ProSiebenSat.1 Media AG (Registered)	8,997	442
QIAGEN N.V. (b)	11,148	281

RWE AG	18,598	476
SAP SE	6,428	467
Siemens AG (Registered)	16,525	1,789
Telefonica Deutschland Holding AG (b)	7,901	46
ThyssenKrupp AG	5,553	146
United Internet AG (Registered)	5,216	238
Volkswagen AG	3,105	801
Volkswagen AG (Preference)	1,410	375
		24,930
Hong Kong (1.1%)
AIA Group Ltd.	134,200	845
Bank of East Asia Ltd. (The)	14,511	58
BOC Hong Kong Holdings Ltd.	41,500	148
Cathay Pacific Airways Ltd.	13,000	30
Cheung Kong Infrastructure Holdings Ltd.	7,000	60
CK Hutchison Holdings Ltd.	25,000	511
CLP Holdings Ltd.	21,500	188
First Pacific Co., Ltd.	26,000	26
Hang Seng Bank Ltd.	8,600	156
HKT Trust & HKT Ltd.	30,000	39
Hong Kong & China Gas Co., Ltd.	71,000	164
Hong Kong Exchanges and Clearing Ltd.	11,600	284
Hutchison Whampoa Ltd.	24,000	333
MGM China Holdings Ltd.	10,800	20
MTR Corp., Ltd.	16,000	76
NWS Holdings Ltd.	17,000	28
PCCW Ltd.	47,000	29
Power Assets Holdings Ltd.	15,500	159
Sands China Ltd.	27,200	113
Shangri-La Asia Ltd.	12,000	17
SJM Holdings Ltd.	22,000	29
Sun Hung Kai Properties Ltd.	3,000	46
Techtronic Industries Co., Ltd.	15,500	52
Yue Yuen Industrial Holdings Ltd.	8,500	30
		3,441
Ireland (0.5%)
Bank of Ireland (b)	1,250,128	474
CRH PLC	27,965	728
Kerry Group PLC, Class A	3,556	239
Ryanair Holdings PLC ADR (a)	200	13
		1,454
Italy (0.6%)
Assicurazioni Generali SpA	41,836	823
Banco Popolare SC (b)	86	1
Intesa Sanpaolo SpA	108,715	369
Luxottica Group SpA	5,931	377
Telecom Italia SpA	286,465	269
UniCredit SpA	1,016	7
Unione di Banche Italiane SCPA	15,203	119
		1,965
Japan (26.0%)
ABC-Mart, Inc. (a)	800	47
Aeon Co., Ltd. (a)	21,100	232
Aeon Mall Co., Ltd.	2,300	46
Ajinomoto Co., Inc. (a)	21,000	461

Amada Co., Ltd.	6,400	62
ANA Holdings, Inc.	67,000	180
Asahi Glass Co., Ltd.	27,300	179
Asahi Group Holdings Ltd.	12,300	391
Asahi Kasei Corp.	39,000	373
Asics Corp.	2,100	57
Astellas Pharma, Inc.	77,700	1,273
Bank of Yokohama Ltd. (The)	71,000	415
Benesse Holdings, Inc.	2,054	65
Bridgestone Corp.	20,400	819
Brother Industries Ltd.	6,200	99
Canon, Inc.	21,104	746
Casio Computer Co., Ltd. (a)	2,200	42
Central Japan Railway Co.	4,692	850
Chiba Bank Ltd. (The)	19,000	140
Chubu Electric Power Co., Inc.	16,500	197
Chugai Pharmaceutical Co., Ltd. (a)	7,100	224
Chugoku Bank Ltd. (The)	3,800	57
Citizen Holdings Co., Ltd. (a)	10,300	79
Credit Saison Co., Ltd.	5,900	106
Dai Nippon Printing Co., Ltd. (a)	12,100	118
Dai-ichi Life Insurance Co., Ltd. (The)	8,400	122
Daiichi Sankyo Co., Ltd. (a)	23,500	373
Daikin Industries Ltd.	7,400	496
Daito Trust Construction Co., Ltd. (a)	2,856	319
Daiwa House Industry Co., Ltd.	16,600	328
Daiwa Securities Group, Inc.	80,000	630
Denso Corp.	21,350	975
Dentsu, Inc.	2,000	86
Don Quijote Holdings Co., Ltd.	1,900	155
East Japan Railway Co.	12,000	964
Eisai Co., Ltd.	8,200	583
FANUC Corp.	9,050	1,978
Fast Retailing Co., Ltd.	1,900	735
Fuji Heavy Industries Ltd.	8,200	273
FUJIFILM Holdings Corp.	21,200	755
Fujitsu Ltd.	67,200	459
Fukuoka Financial Group, Inc.	28,000	144
Hachijuni Bank Ltd. (The)	9,000	64
Hakuhodo DY Holdings, Inc. (a)	5,700	61
Hamamatsu Photonics KK	3,200	97
Hankyu Hanshin Holdings, Inc.	21,000	130
Hirose Electric Co., Ltd.	945	122
Hisamitsu Pharmaceutical Co., Inc.	1,500	62
Hitachi Ltd.	123,000	841
Hitachi Metals Ltd.	3,000	46
Honda Motor Co., Ltd.	45,613	1,482
Hoya Corp.	18,800	754
IHI Corp.	61,530	288
Inpex Corp.	17,000	188
Isetan Mitsukoshi Holdings Ltd.	11,400	189
Isuzu Motors Ltd.	9,600	128
Ito En Ltd. (a)	3,800	82
ITOCHU Corp.	55,451	601
Japan Airlines Co., Ltd.	3,400	106
Japan Exchange Group, Inc. (a)	2,700	78
Japan Real Estate Investment Corp. REIT	23	108
Japan Retail Fund Investment Corp. REIT	40	79
Japan Tobacco, Inc.	31,000	979
JFE Holdings, Inc.	21,500	475
JGC Corp.	9,546	190

Joyo Bank Ltd. (The) (a)	60,000	309
JSR Corp.	3,608	63
JX Holdings, Inc.	115,246	443
Kajima Corp.	22,000	102
Kakaku.com, Inc. (a)	4,100	68
Kansai Electric Power Co., Inc. (The) (a)(b)	23,600	225
Kansai Paint Co., Ltd.	3,000	55
Kao Corp.	18,300	914
Kawasaki Heavy Industries Ltd.	69,500	351
KDDI Corp.	12,600	285
Keikyu Corp.	10,000	80
Keio Corp.	8,000	63
Keyence Corp.	2,257	1,233
Kinden Corp.	7,000	88
Kintetsu Corp. (a)	40,750	150
Kirin Holdings Co., Ltd.	26,200	344
Kobe Steel Ltd.	30,000	55
Komatsu Ltd.	34,400	677
Konica Minolta, Inc.	17,730	180
Kose Corp.	2,000	110
Kubota Corp.	37,000	586
Kuraray Co., Ltd.	13,956	189
Kurita Water Industries Ltd.	4,400	106
Kyocera Corp.	12,900	708
Kyowa Exeo Corp.	4,500	48
Kyowa Hakko Kirin Co., Ltd.	7,000	91
Kyushu Electric Power Co., Inc. (a)	10,600	103
Lawson, Inc.	3,200	222
LIXIL Group Corp.	7,962	189
Mabuchi Motor Co., Ltd.	1,800	95
Makita Corp. (a)	1,300	68
Marubeni Corp. (a)	54,250	314
Maruichi Steel Tube Ltd.	600	14
Mazda Motor Corp.	8,100	165
MEIJI Holdings Co., Ltd.	700	85
Minebea Co., Ltd.	3,000	47
Miraca Holdings, Inc.	1,800	83
Mitsubishi Chemical Holdings Corp.	45,400	264
Mitsubishi Corp. (a)	44,400	895
Mitsubishi Electric Corp.	54,352	647
Mitsubishi Estate Co., Ltd.	37,000	859
Mitsubishi Heavy Industries Ltd.	134,550	742
Mitsubishi Materials Corp.	63,000	212
Mitsubishi Motors Corp.	7,900	71
Mitsubishi Tanabe Pharma Corp.	5,700	98
Mitsubishi UFJ Financial Group, Inc. (e)	153,106	948
Mitsui & Co., Ltd.	50,500	678
Mitsui Chemicals, Inc.	30,000	96
Mitsui Fudosan Co., Ltd.	27,900	820
Mitsui OSK Lines Ltd.	33,000	112
Mizuho Financial Group, Inc.	723,100	1,272
MS&AD Insurance Group Holdings, Inc. (a)	14,760	414
Murata Manufacturing Co., Ltd.	8,500	1,171
Nabtesco Corp.	1,800	52
Namco Bandai Holdings, Inc.	5,500	107
NEC Corp.	65,900	194
NGK Insulators Ltd.	9,660	206
NGK Spark Plug Co., Ltd.	8,959	241
NH Foods Ltd.	2,000	46
Nidec Corp.	8,200	545
Nikon Corp. (a)	16,600	223

Nintendo Co., Ltd.	2,408	354
Nippon Building Fund, Inc. REIT	28	137
Nippon Express Co., Ltd.	23,300	130
Nippon Paint Holdings Co., Ltd. (a)	2,000	73
Nippon Steel Sumitomo Metal Corp.	298,108	751
Nippon Telegraph & Telephone Corp.	13,300	820
Nippon Television Holdings, Inc.	3,700	62
Nippon Yusen KK	62,015	179
Nissan Motor Co., Ltd.	82,905	845
Nitori Holdings Co., Ltd.	800	54
Nitto Denko Corp.	7,700	515
Nomura Holdings, Inc.	117,650	692
NSK Ltd.	7,553	110
NTT Data Corp. (a)	4,400	192
NTT DoCoMo, Inc.	21,700	377
Obayashi Corp. (a)	11,571	75
Obic Co., Ltd.	2,200	93
Odakyu Electric Railway Co., Ltd.	18,000	184
Oji Holdings Corp.	8,000	33
Omron Corp.	9,804	442
Ono Pharmaceutical Co., Ltd.	2,700	306
Oriental Land Co., Ltd. (a)	9,000	682
ORIX Corp.	27,160	382
Osaka Gas Co., Ltd.	91,600	384
Otsuka Holdings Co., Ltd.	12,000	376
Panasonic Corp.	20,700	272
Rakuten, Inc.	26,500	467
Resona Holdings, Inc.	28,800	143
Rohm Co., Ltd.	6,805	466
Santen Pharmaceutical Co., Ltd.	13,500	196
Secom Co., Ltd.	8,385	560
Sega Sammy Holdings, Inc. (a)	2,300	34
Seiko Epson Corp. (a)	2,200	39
Sekisui Chemical Co., Ltd.	21,072	274
Sekisui House Ltd.	50,746	738
Seven & I Holdings Co., Ltd.	23,400	985
Shimamura Co., Ltd.	200	19
Shimano, Inc.	3,950	588
Shimizu Corp.	9,000	61
Shin-Etsu Chemical Co., Ltd.	12,493	817
Shionogi & Co., Ltd.	16,600	554
Shiseido Co., Ltd. (a)	12,600	224
Shizuoka Bank Ltd. (The) (a)	18,000	180
SMC Corp.	1,905	569
Softbank Corp.	32,900	1,912
Sojitz Corp.	48,400	81
Sompo Japan Nipponkoa Holdings, Inc.	9,600	299
Sony Corp. (b)	32,593	871
Sumitomo Chemical Co., Ltd.	54,600	281
Sumitomo Corp. (a)	40,600	435
Sumitomo Electric Industries Ltd.	22,200	291
Sumitomo Metal Mining Co., Ltd.	22,300	326
Sumitomo Mitsui Financial Group, Inc.	35,600	1,364
Sumitomo Mitsui Trust Holdings, Inc.	217,167	897
Sumitomo Realty & Development Co., Ltd.	13,500	486
Suzuken Co., Ltd.	2,640	81
Suzuki Motor Corp.	2,900	87
Sysmex Corp.	1,500	83
T&D Holdings, Inc.	18,300	252
Taiheiyo Cement Corp. (a)	21,000	64
Taisei Corp. (a)	31,000	175

Takeda Pharmaceutical Co., Ltd. (a)	24,800	1,240
TDK Corp.	6,252	444
Teijin Ltd.	5,608	19
Terumo Corp.	14,800	391
THK Co., Ltd.	8,200	209
Tobu Railway Co., Ltd.	50,900	242
Toho Co., Ltd.	2,900	71
Tohoku Electric Power Co., Inc.	15,500	176
Tokio Marine Holdings, Inc.	28,020	1,059
Tokyo Electron Ltd.	5,000	349
Tokyo Gas Co., Ltd.	100,600	634
Tokyu Corp.	35,400	219
Tokyu Fudosan Holdings Corp.	14,000	96
Toppan Printing Co., Ltd. (a)	12,600	97
Toray Industries, Inc.	48,100	403
Toshiba Corp. (a)	110,026	462
TOTO Ltd.	4,000	59
Toyo Suisan Kaisha Ltd.	3,800	134
Toyota Industries Corp.	2,650	152
Toyota Motor Corp.	76,655	5,350
Trend Micro, Inc.	3,400	112
Unicharm Corp.	17,400	457
USS Co., Ltd.	4,100	71
West Japan Railway Co.	1,442	76
Yahoo! Japan Corp. (a)	67,900	281
Yakult Honsha Co., Ltd. (a)	3,300	230
Yamada Denki Co., Ltd. (a)	44,600	184
Yamaha Corp.	4,100	72
Yamaha Motor Co., Ltd.	7,300	176
Yamato Holdings Co., Ltd. (a)	10,835	250
Yamato Kogyo Co., Ltd.	2,900	70
Yaskawa Electric Corp. (a)	10,100	148
		80,956
Korea, Republic of (0.0%)
Nexon Co., Ltd.	6,300	67

Macau (0.0%)
Galaxy Entertainment Group Ltd. (c)	26,000	118

Malta (0.0%)
BGP Holdings PLC (b)(f)(g)	72,261	—

Netherlands (3.2%)
Aegon N.V.	45,726	361
Akzo Nobel N.V.	6,051	458
ArcelorMittal (a)	20,958	197
ASML Holding N.V.	13,766	1,403
Boskalis Westminster N.V.	120	6
CNH Industrial N.V. (a)	80,161	656
Gemalto N.V. (a)	3,130	250
Heineken N.V.	5,641	431
ING Groep N.V. CVA (b)	92,409	1,355
Koninklijke Ahold N.V.	22,981	453
Koninklijke DSM N.V.	4,004	224
Koninklijke KPN N.V.	104,124	352
Koninklijke Philips N.V.	23,254	661
Randstad Holding N.V.	287	18
Reed Elsevier N.V.	26,463	660
TNT Express N.V.	22,240	141
Unilever N.V. CVA	36,840	1,541

Wolters Kluwer N.V.	17,981	588
Ziggo N.V. (b)	6,670	285
		10,040
Norway (0.2%)
Akastor ASA (a)	146	—	@
DnB ASA	6,141	99
Norsk Hydro ASA	5,271	28
Orkla ASA	3,033	23
Statoil ASA	4,564	81
Subsea 7 SA (a)	247	2
Telenor ASA	17,571	355
		588
Philippines (0.4%)
Aboitiz Equity Ventures, Inc.	54,050	70
Ayala Corp.	5,400	96
Ayala Land, Inc.	164,100	141
Bank of the Philippine Islands	23,730	53
BDO Unibank, Inc.	39,020	108
Energy Development Corp.	241,400	46
JG Summit Holdings, Inc.	55,100	89
Jollibee Foods Corp.	10,400	51
Metro Pacific Investments Corp.	331,500	36
Philippine Long Distance Telephone Co.	2,205	140
SM Investments Corp.	4,110	83
SM Prime Holdings, Inc.	167,100	75
Universal Robina Corp.	21,550	109
		1,097
Portugal (0.1%)
Banco Comercial Portugues SA (a)(b)	8,239	1
Galp Energia SGPS SA	15,903	172
		173
South Africa (0.3%)
SABMiller PLC	17,960	940

Spain (1.0%)
Abertis Infraestructuras SA	2,402	43
ACS Actividades de Construccion y Servicios SA	1,275	45
Amadeus IT Holding SA, Class A	8,684	372
Banco Bilbao Vizcaya Argentaria SA	41,375	418
Banco de Sabadell SA (a)	67,000	164
Banco Popular Espanol SA	24,687	121
Banco Santander SA	101,752	765
Bankia SA (b)	78,780	110
CaixaBank SA	33,387	158
Distribuidora Internacional de Alimentacion SA	7,104	56
Ferrovial SA	3,443	73
Grifols SA	3,855	165
Inditex SA	8,937	287
International Consolidated Airlines Group SA (b)	13,299	119
Mapfre SA	7,045	26
Repsol SA	7,929	147
Telefonica SA	11,751	167
Zardoya Otis SA (a)	1,371	18
		3,254

Sweden (2.7%)
Assa Abloy AB, Class B	8,305	495
Electrolux AB, Class B (a)	3,653	105
Elekta AB, Class B (a)	9,989	90
Getinge AB, Class B (a)	9,216	228
Hennes & Mauritz AB, Class B	20,250	821
Hexagon AB, Class B	9,838	350
Investor AB, Class B	22,029	878
Lundin Petroleum AB (a)(b)	4,552	62
Nordea Bank AB	99,641	1,215
Securitas AB, Class B	2,851	41
Skanska AB, Class B	11,762	263
Svenska Cellulosa AB SCA, Class B	19,426	448
Svenska Handelsbanken AB, Class A	23,251	1,049
Swedish Match AB	8,985	264
Tele2 AB, Class B	754	9
Telefonaktiebolaget LM Ericsson, Class B	115,739	1,452
TeliaSonera AB	36,588	232
Volvo AB, Class B	30,983	375
		8,377
Switzerland (7.9%)
ABB Ltd. (Registered) (b)	44,586	946
Actelion Ltd. (Registered) (b)	2,789	323
Adecco SA (Registered) (b)	204	17
Baloise Holding AG (Registered)	1,428	189
Cie Financiere Richemont SA (Registered)	7,957	641
Credit Suisse Group AG (Registered) (b)	34,920	940
Geberit AG (Registered)	949	356
Givaudan SA (Registered) (b)	183	330
Holcim Ltd. (Registered) (b)	5,759	430
Julius Baer Group Ltd. (b)	5,983	300
Lonza Group AG (Registered) (b)	1,838	230
Nestle SA (Registered)	64,125	4,841
Novartis AG (Registered)	51,902	5,133
Pargesa Holding SA	209	15
Partners Group Holding AG	357	106
Roche Holding AG (Genusschein)	15,850	4,371
Schindler Holding AG	1,168	194
SGS SA (Registered)	20	38
Sonova Holding AG (Registered)	893	124
Swatch Group AG (The)	1,164	258
Swiss Life Holding AG (Registered) (b)	632	156
Swiss Prime Site AG (Registered) (b)	2,819	245
Swiss Re AG	8,437	817
Swisscom AG (Registered)	887	515
Syngenta AG (Registered)	1,390	473
UBS Group AG (b)	67,376	1,265
Zurich Insurance Group AG (b)	3,779	1,280
		24,533
United Kingdom (17.0%)
3i Group PLC	23,064	165
Aberdeen Asset Management PLC	31,824	217
Admiral Group PLC	3,253	74
Amec Foster Wheeler PLC	2,133	29
Anglo American PLC	27,874	415
ARM Holdings PLC	51,529	844
AstraZeneca PLC	30,485	2,090
Aviva PLC	80,263	643

BAE Systems PLC	65,556	508
Barclays PLC	274,234	984
BG Group PLC	78,748	967
BHP Billiton PLC	42,171	916
BP PLC	270,018	1,745
British American Tobacco PLC	42,815	2,212
British Land Co., PLC REIT	9,204	114
BT Group PLC	239,534	1,552
Bunzl PLC	9,503	258
Burberry Group PLC	7,198	185
Capita PLC	7,351	121
Carnival PLC	5,401	264
Centrica PLC	148,652	558
Cobham PLC	702	3
Compass Group PLC	59,673	1,036
Croda International PLC	3,268	133
Diageo PLC	56,363	1,554
easyJet PLC	1,570	44
Experian PLC	29,808	494
G4S PLC	16,315	72
GKN PLC	41,312	220
GlaxoSmithKline PLC	117,523	2,691
Glencore PLC (b)	212,591	895
Hammerson PLC REIT	8,519	84
Hargreaves Lansdown PLC	3,757	64
HSBC Holdings PLC	403,187	3,431
Imperial Tobacco Group PLC	23,541	1,033
Indivior PLC (b)	17,250	48
InterContinental Hotels Group PLC	9,622	376
Intertek Group PLC	4,555	169
Intu Properties PLC REIT	6,626	34
Investec PLC	6,958	58
J Sainsbury PLC	33,711	129
Johnson Matthey PLC	4,575	229
Kingfisher PLC	21,136	119
Land Securities Group PLC REIT	8,207	152
Legal & General Group PLC	113,655	469
Lloyds Banking Group PLC (b)	1,857,604	2,156
Marks & Spencer Group PLC	25,691	204
Meggitt PLC	15,537	126
National Grid PLC	27,915	357
Next PLC	4,146	432
Old Mutual PLC	86,496	285
Pearson PLC	29,811	641
Petrofac Ltd.	1,672	24
Prudential PLC	39,794	985
Reckitt Benckiser Group PLC	17,250	1,478
Reed Elsevier PLC	40,746	700
Rexam PLC	15,581	134
Rio Tinto PLC	21,769	889
Rolls-Royce Holdings PLC (b)	35,222	497
Royal Dutch Shell PLC, Class A	84,097	2,499
Royal Dutch Shell PLC, Class B	64,107	1,991
RSA Insurance Group PLC	12,854	80
Sage Group PLC (The)	40,665	281
Schroders PLC	3,222	153
Segro PLC REIT	17,083	106
Severn Trent PLC	1,780	54
Shire PLC	14,406	1,146
Sky PLC	64,535	950
Smith & Nephew PLC	62,530	1,061

Smiths Group PLC	10,608	176
SSE PLC	7,253	161
Standard Chartered PLC	35,018	567
Standard Life PLC	28,664	202
Tesco PLC	185,879	665
Tullow Oil PLC	358	1
Unilever PLC	19,330	806
United Utilities Group PLC	5,141	71
Vodafone Group PLC	648,087	2,118
Weir Group PLC (The)	3,863	97
Whitbread PLC	6,569	510
Wolseley PLC	6,337	375
WPP PLC	75,616	1,715
		53,091
United States (0.0%)
AAC Technologies Holdings, Inc. (c)	5,000	31
Li & Fung Ltd. (c)	66,000	64
		95
Total Common Stocks (Cost $242,517)		271,211

	No. of Rights
Rights (0.0%)
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria SA (b)	41,375	6
Banco de Sabadell SA (a)(b)	67,000	17
Telefonica SA (b)	11,751	2
Total Rights (Cost $6)		25

	Shares	Value (000)
Short-Term Investments (16.8%)
Securities held as Collateral on Loaned Securities (5.1%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	12,454,432	12,454

	Face Amount (000)
Repurchase Agreements (1.1%)
Barclays Capital, Inc., (0.15%, dated 3/31/15, due 4/1/15; proceeds $940; fully collateralized by a U.S. Government obligation; 4.38% due 5/15/41; valued at $959)	$940	940
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $2,349; fully collateralized by various Common Stocks and Convertible Preferred Stocks; valued at $2,537)	2,349	2,349
		3,289
Total Securities held as Collateral on Loaned Securities (Cost $15,743)		15,743

	Shares	Value (000)
Investment Company (11.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $36,539)	36,538,993	36,539
Total Short-Term Investments (Cost $52,282)		52,282
Total Investments (103.8%) (Cost $294,805) Including $15,861 of Securities Loaned (i)(j)+		323,518
Liabilities in Excess of Other Assets (-3.8%)		(11,804)
Net Assets (100.0%)		$311,714

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $15,861,000 and $16,777,000, respectively. The Portfolio received cash collateral of approximately $16,274,000, of which approximately $15,743,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $531,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $503,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

For the three months ended March 31, 2015, there were no transactions in Mitsubishi UFJ Financial Group, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940.

(f)	Security has been deemed illiquid at March 31, 2015.
(g)

At March 31, 2015, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(h)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Funds.

(i)	Securities are available for collateral in connection with open foreign currency forward exchange and futures contracts.
(j)

The approximate fair value and percentage of net assets, $270,708,000 and 86.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $294,805,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $28,713,000 of which approximately $51,715,000 related to appreciated securities and approximately $23,002,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of New York Mellon	JPY	876,656	$7,311	4/16/15	USD	7,231	$7,231	$(80)
Bank of New York Mellon	JPY	1,298,995	10,833	4/16/15	USD	10,820	10,820	(13)
Bank of New York Mellon	SEK	51,046	5,928	4/16/15	USD	5,886	5,886	(42)
Citibank NA	AUD	18,802	14,309	4/16/15	USD	14,352	14,352	43
Citibank NA	EUR	1,112	1,196	4/16/15	USD	1,177	1,177	(19)
Citibank NA	EUR	8,313	8,941	4/16/15	USD	9,018	9,018	77
Citibank NA	USD	3,071	3,071	4/16/15	AUD	3,917	2,981	(90)
Citibank NA	USD	3,150	3,150	4/16/15	AUD	3,984	3,032	(118)
Citibank NA	USD	355	355	4/16/15	EUR	335	360	5
Citibank NA	USD	9,557	9,557	4/16/15	EUR	8,687	9,343	(214)
Citibank NA	USD	1,090	1,090	4/16/15	GBP	736	1,092	2
Citibank NA	USD	4,607	4,607	4/16/15	JPY	549,879	4,585	(22)
Commonwealth Bank of Australia	USD	477	477	4/16/15	AUD	627	478	1
Deutsche Bank AG	GBP	279	413	4/16/15	USD	411	411	(2)
Goldman Sachs International	USD	935	935	4/16/15	EUR	882	948	13
Northern Trust Company	JPY	1,533,204	12,786	4/16/15	USD	12,647	12,647	(139)
State Street Bank and Trust Co.	GBP	209	311	4/16/15	USD	309	309	(2)
State Street Bank and Trust Co.	JPY	154,647	1,290	4/16/15	USD	1,275	1,275	(15)
State Street Bank and Trust Co.	JPY	172,909	1,442	4/16/15	USD	1,426	1,426	(16)
State Street Bank and Trust Co.	USD	3,728	3,728	4/16/15	CHF	3,740	3,850	122
State Street Bank and Trust Co.	USD	849	849	4/16/15	EUR	800	861	12
			$92,579				$92,082	$(497)

Futures Contracts:
The Portfolio had the following futures contracts open at March 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
China H-Shares Index (Hong Kong)	107	$8,551	Apr-15	$205
Dax Index (Germany)	38	12,269	Jun-15	352
FTSE MIB Index (Italy)	57	6,992	Jun-15	211
IBEX 35 Index (Spain)	81	10,008	Apr-15	430
SGX CNX Nifty Index (Singapore)	57	973	Apr-15	(14)
				$1,184

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SEK	—	Swedish Krona
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	63.6%
Short Term Investment	11.9
Banks	9.9
Pharmaceuticals	9.6
Insurance	5.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long futures contracts with an underlying face amount of approximately $38,793,000 with net unrealized appreciation of approximately $1,184,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $497,000.

Morgan Stanley Institutional Fund, Inc.

Asian Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (86.1%)
China (25.8%)
Bank of China Ltd. H Shares (a)	692,000	$400
China Construction Bank Corp. H Shares (a)	195,000	162
China Life Insurance Co., Ltd. H Shares (a)	42,000	185
China Mengniu Dairy Co., Ltd. (a)	18,000	96
China Mobile Ltd. (a)	21,500	280
China Oilfield Services Ltd. H Shares (a)	6,000	10
China Overseas Land & Investment Ltd. (a)	22,000	71
China Pacific Insurance Group Co., Ltd. H Shares (a)	18,000	86
Chongqing Changan Automobile Co., Ltd. B Shares	69,200	189
CSPC Pharmaceutical Group Ltd. (a)	34,000	29
Huadian Power International Corp., Ltd. H Shares (a)	68,000	57
JD.com, Inc. ADR (b)	1,747	51
Qihoo 360 Technology Co., Ltd. ADR (b)	420	21
Shenzhen International Holdings Ltd. (a)	18,500	28
Sihuan Pharmaceutical Holdings Group Ltd. (a)	113,000	64
TAL Education Group ADR (b)	770	26
Tencent Holdings Ltd. (a)	26,900	508
		2,263
Hong Kong (9.9%)
AIA Group Ltd.	6,000	38
BOC Hong Kong Holdings Ltd.	54,000	193
CK Hutchison Holdings Ltd.	8,500	174
HKT Trust & HKT Ltd.	72,520	93
Hutchison Whampoa Ltd.	16,000	221
L’Occitane International SA	8,000	23
Samsonite International SA	37,500	130
		872
India (1.8%)
HDFC Bank Ltd. ADR	1,894	111
ICICI Bank Ltd. ADR	4,128	43
		154
Indonesia (3.7%)
AKR Corporindo Tbk PT	59,600	23
Kalbe Farma Tbk PT	681,800	97
Link Net Tbk PT (b)	75,300	35
Matahari Department Store Tbk PT	52,600	79
Nippon Indosari Corpindo Tbk PT	372,600	35
Surya Citra Media Tbk PT	150,400	39
XL Axiata Tbk PT	45,500	15
		323
Korea, Republic of (17.5%)
Amorepacific Corp.	21	63
CJ E&M Corp. (b)	285	14
Cosmax, Inc.	1,367	168
Coway Co., Ltd.	1,945	160
Hotel Shilla Co., Ltd.	964	85
Hyundai Engineering & Construction Co., Ltd.	1,403	64
KB Financial Group, Inc.	5,334	188
KEPCO Plant Service & Engineering Co., Ltd.	448	39
Kia Motors Corp.	2,286	93
Korea Aerospace Industries Ltd.	396	20

LG Chem Ltd.	234	48
Lotte Chemical Corp.	286	52
NAVER Corp.	235	142
Samsung Electronics Co., Ltd.	135	175
Samsung Electronics Co., Ltd. (Preference)	50	50
Samsung Life Insurance Co., Ltd.	525	46
SK Hynix, Inc.	3,014	123
		1,530
Laos (0.5%)
Kolao Holdings	2,981	46

Malaysia (2.2%)
Astro Malaysia Holdings Bhd	22,700	20
IHH Healthcare Bhd	61,100	99
IJM Corp., Bhd	14,100	27
Tune Ins Holdings Bhd	45,900	25
UEM Sunrise Bhd	50,800	19
		190
Philippines (3.6%)
Ayala Corp.	3,640	65
BDO Unibank, Inc.	10,650	29
DMCI Holdings, Inc.	62,500	22
International Container Terminal Services, Inc.	12,530	30
LT Group, Inc.	67,200	24
Metro Pacific Investments Corp.	311,000	34
Metropolitan Bank & Trust Co.	17,541	38
Rizal Commercial Banking Corp.	33,190	34
SM Investments Corp.	1,500	30
STI Education Systems Holdings, Inc.	764,000	12
		318
Singapore (2.5%)
DBS Group Holdings Ltd.	5,094	76
OSIM International Ltd.	15,500	22
Oversea-Chinese Banking Corp., Ltd.	3,800	29
Raffles Medical Group Ltd.	7,185	21
Singapore Telecommunications Ltd.	22,700	72
		220
Taiwan (15.6%)
Advanced Semiconductor Engineering, Inc.	41,000	56
Catcher Technology Co., Ltd.	7,000	73
Chailease Holding Co., Ltd.	29,180	73
Delta Electronics, Inc.	11,000	69
Eclat Textile Co., Ltd.	7,320	96
Epistar Corp.	17,000	27
Far EasTone Telecommunications Co., Ltd.	25,000	60
Fubon Financial Holding Co., Ltd.	45,000	81
Ginko International Co., Ltd.	4,000	46
Hermes Microvision, Inc.	1,000	57
Largan Precision Co., Ltd.	1,000	86
MediaTek, Inc.	3,000	41
momo.com, Inc.	1,546	13
Pegatron Corp.	15,000	40
Taiwan Mobile Co., Ltd.	15,000	52
Taiwan Semiconductor Manufacturing Co., Ltd.	77,000	357

Uni-President Enterprises Corp.	81,060	136
		1,363
Thailand (3.0%)
Advanced Info Service PCL (Foreign)	6,100	44
Indorama Ventures PCL (Foreign)	42,100	34
Kasikornbank PCL NVDR	4,600	32
Land and Houses PCL (Foreign)	78,500	23
Land and Houses PCL NVDR	60	—	@
Minor International PCL (Foreign)	33,100	36
PTT PCL (Foreign)	3,800	38
Total Access Communication PCL NVDR	10,800	27
VGI Global Media PCL (Foreign)	162,288	27
		261
Total Common Stocks (Cost $6,708)		7,540

Investment Companies (6.7%)
India (6.7%)
iShares MSCI India ETF	11,032	354
iShares MSCI India Index ETF (b)	30,400	233
Total Investment Companies (Cost $587)		587

Participation Notes (4.6%)
India (4.6%)
Ashok Leyland Ltd., Equity Linked Notes, expires 5/13/19 (b)	42,114	49
Bharat Petroleum Corp., Ltd., Equity Linked Notes, expires 3/13/19 (b)	2,470	32
Gateway Distriparks Ltd., Equity Linked Notes, expires 10/17/19 (b)	4,023	27
Glenmark Pharmaceuticals Ltd., Equity Linked Notes, expires 5/10/17 (b)	182	2
Glenmark Pharmaceuticals Ltd., Equity Linked Notes, expires 6/28/18 (b)	1,914	24
Idea Cellular Ltd., Equity Linked Notes, expires 6/7/18 (b)	5,818	17
IndusInd Bank Ltd., Equity Linked Notes, expires 8/28/18 (b)	3,317	49
Inox Leisure Ltd., Equity Linked Notes, expires 9/23/19 (b)	6,425	17
Marico Ltd., Equity Linked Notes, expires 1/9/20 (b)	4,648	29
Maruti Suzuki India Ltd., Equity Linked Notes, expires 12/4/18 (b)	688	43
Oil & Natural Gas Corp., Ltd., Equity Linked Notes, expires 12/27/18 (b)	4,841	24
Shree Cement Ltd., Equity Linked Notes, expires 7/13/15 (b)	162	28
Shriram Transport Finance Co., Ltd., Equity Linked Notes, expires 1/30/19 (b)	2,426	43
Tata Consultancy Services Ltd., Equity Linked Notes, expires 1/8/19 (b)	520	21
Total Participation Notes (Cost $335)		405

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $158)	158,404	158
Total Investments (99.2%) (Cost $7,788) (d)+		8,690
Other Assets in Excess of Liabilities (0.8%)		70
Net Assets (100.0%)		$8,760

(a)                                 Security trades on the Hong Kong exchange.

(b)                                 Non-income producing security.

(c)                                  The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)                                 The approximate fair value and percentage of net assets, $7,521,000 and 85.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $7,788,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $902,000 of which approximately $1,020,000 related to appreciated securities and approximately $118,000 related to depreciated securities.

@                                    Value is less than $500.

ADR                     American Depositary Receipt.

NVDR            Non-Voting Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	56.5%
Banks	15.9
Internet Software & Services	7.7
Semiconductors & Semiconductor Equipment	7.6
Investment Companies	6.8
Wireless Telecommunication Services	5.5
Total Investments	100.0%

*         Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (95.1%)
Argentina (0.4%)
YPF SA ADR	159,493	$4,378

Austria (2.1%)
Erste Group Bank AG	507,570	12,506
Vienna Insurance Group AG Wiener Versicherung Gruppe	206,843	9,160
		21,666
Brazil (5.9%)
Banco Bradesco SA (Preference)	1,133,485	10,537
BRF SA	998,905	19,812
CCR SA	857,646	4,380
Itau Unibanco Holding SA (Preference)	1,007,122	11,142
MercadoLibre, Inc. (a)	40,294	4,937
Raia Drogasil SA	505,312	4,535
Ultrapar Participacoes SA	269,373	5,472
		60,815
Chile (0.5%)
SACI Falabella	752,889	5,761

China (15.8%)
Bank of China Ltd. H Shares (b)	53,076,000	30,681
CGN Power Co., Ltd. H Shares (b)(c)(d)	1,980,000	851
China Construction Bank Corp. H Shares (b)	18,539,250	15,406
China Life Insurance Co., Ltd. H Shares (b)	3,521,000	15,484
China Mengniu Dairy Co., Ltd. (b)	1,303,000	6,929
China Mobile Ltd. (b)	1,598,000	20,830
China Oilfield Services Ltd. H Shares (a)(b)	694,000	1,154
China Overseas Land & Investment Ltd. (b)	1,606,000	5,195
China Pacific Insurance Group Co., Ltd. H Shares (b)	1,233,400	5,875
Chongqing Changan Automobile Co., Ltd. B Shares	722,202	1,972
CSPC Pharmaceutical Group Ltd. (b)	2,780,000	2,350
Huadian Power International Corp., Ltd. H Shares (b)	3,594,000	2,991
JD.com, Inc. ADR (d)	148,577	4,365
Qihoo 360 Technology Co., Ltd. ADR (a)(d)	31,107	1,593
Shenzhen International Holdings Ltd. (b)	1,500,500	2,261
Sihuan Pharmaceutical Holdings Group Ltd. (b)	8,310,000	4,730
TAL Education Group ADR (a)(d)	101,482	3,371
Tencent Holdings Ltd. (b)	1,774,000	33,537
Tsingtao Brewery Co., Ltd. H Shares (b)	524,000	3,514
Uni-President China Holdings Ltd. (a)(b)	807,200	534
		163,623
Colombia (0.8%)
Cemex Latam Holdings SA (d)	649,704	3,373
Grupo de Inversiones Suramericana SA	224,647	2,900
Grupo de Inversiones Suramericana SA (Preference)	161,171	2,077
		8,350
Czech Republic (1.1%)
Komercni Banka AS	51,244	11,070

Egypt (0.5%)
Commercial International Bank Egypt SAE	731,724	5,447

Hong Kong (1.6%)
Samsonite International SA	4,686,600	16,245

India (10.5%)
Ashok Leyland Ltd. (d)	10,578,669	12,379
Bharat Petroleum Corp., Ltd.	590,845	7,654
Glenmark Pharmaceuticals Ltd.	550,772	6,935
HDFC Bank Ltd.	743,214	14,352
ICICI Bank Ltd.	1,063,455	5,358
Idea Cellular Ltd.	1,298,385	3,814
IndusInd Bank Ltd.	824,109	12,191
Marico Ltd.	1,107,596	6,836
Maruti Suzuki India Ltd.	176,919	10,976
Oil & Natural Gas Corp. Ltd.	1,126,073	5,510
Shree Cement Ltd.	49,609	8,555
Shriram Transport Finance Co., Ltd.	544,584	9,690
Tata Consultancy Services Ltd.	123,841	5,050
		109,300
Indonesia (2.6%)
AKR Corporindo Tbk PT	4,890,600	1,915
Kalbe Farma Tbk PT	37,953,800	5,409
Link Net Tbk PT (d)	9,425,200	4,307
Matahari Department Store Tbk PT	6,555,500	9,849
Surya Citra Media Tbk PT	11,461,200	2,972
XL Axiata Tbk PT	6,543,500	2,172
		26,624
Korea, Republic of (12.5%)
Amorepacific Corp.	1,411	4,261
CJ E&M Corp. (d)	8,223	403
Cosmax, Inc.	30,762	3,781
Coway Co., Ltd.	136,918	11,266
Hotel Shilla Co., Ltd. (a)	72,504	6,396
Hyundai Engineering & Construction Co., Ltd.	81,668	3,706
KB Financial Group, Inc.	281,731	9,949
Kia Motors Corp.	151,013	6,135
Korea Aerospace Industries Ltd.	32,487	1,651
LG Chem Ltd.	17,955	3,652
Lotte Chemical Corp.	16,355	2,995
NAVER Corp.	17,165	10,359
Nexon Co., Ltd.	298,900	3,187
Samsung Electronics Co., Ltd.	22,720	29,452
Samsung Electronics Co., Ltd. (Preference)	5,422	5,383
Samsung Life Insurance Co., Ltd.	58,728	5,110
Shinhan Financial Group Co., Ltd.	139,735	5,265
SK Hynix, Inc.	278,432	11,384
SK Telecom Co., Ltd.	19,786	4,870
		129,205
Laos (0.2%)
Kolao Holdings (a)	143,641	2,209

Malaysia (0.9%)
Astro Malaysia Holdings Bhd	4,885,300	4,214
IHH Healthcare Bhd	2,924,400	4,741
		8,955

Mexico (6.5%)
Alfa SAB de CV (d)	5,201,822	10,521
America Movil SAB de CV, Class L ADR	336,206	6,879
Cemex SAB de CV ADR (d)	1,534,717	14,534
El Puerto de Liverpool SAB de CV (d)	334,962	3,928
Fomento Economico Mexicano SAB de CV ADR (d)	213,723	19,983
Grupo Financiero Banorte SAB de CV Series O	1,108,065	6,424
Grupo Financiero Inbursa SAB de CV Series O	1,931,321	4,867
		67,136
Pakistan (0.6%)
United Bank Ltd.	4,266,800	6,442

Panama (0.4%)
Copa Holdings SA, Class A (a)	39,756	4,014

Peru (1.1%)
Credicorp Ltd.	82,060	11,540

Philippines (4.2%)
BDO Unibank, Inc.	1,859,560	5,143
DMCI Holdings, Inc.	10,903,800	3,780
International Container Terminal Services, Inc.	1,718,080	4,131
LT Group, Inc.	13,732,100	4,999
Metro Pacific Investments Corp.	58,917,800	6,368
Metropolitan Bank & Trust Co.	4,589,837	10,012
SM Investments Corp.	473,780	9,530
		43,963
Poland (3.5%)
Bank Pekao SA	198,533	9,629
Bank Zachodni WBK SA	44,377	4,039
CCC SA	54,685	2,639
Jeronimo Martins SGPS SA	779,725	9,802
PKP Cargo SA	227,969	5,303
Polski Koncern Naftowy Orlen SA	332,968	5,205
		36,617
Qatar (0.3%)
Ooredoo QSC	108,533	2,959

Russia (1.3%)
Mail.ru Group Ltd. GDR (d)	233,090	4,591
NovaTek OAO (Registered GDR)	61,790	4,598
Yandex N.V., Class A (d)	273,465	4,147
		13,336
South Africa (6.2%)
Life Healthcare Group Holdings Ltd.	1,892,866	6,604
Mondi PLC	507,905	9,758
MTN Group Ltd.	701,092	11,816
Naspers Ltd., Class N	123,983	19,036
Steinhoff International Holdings Ltd.	1,471,638	9,225
Vodacom Group Ltd. (a)	746,015	8,162
		64,601

Switzerland (0.7%)
Coca-Cola HBC AG (d)	412,095	7,398

Taiwan (9.8%)
Advanced Semiconductor Engineering, Inc.	3,920,000	5,317
Catcher Technology Co., Ltd.	626,000	6,548
Chailease Holding Co., Ltd.	3,109,405	7,739
Delta Electronics, Inc.	924,000	5,817
Eclat Textile Co., Ltd.	374,867	4,914
Epistar Corp.	1,975,000	3,175
Far EasTone Telecommunications Co., Ltd. (d)	984,000	2,372
Fubon Financial Holding Co., Ltd.	4,644,490	8,324
Ginko International Co., Ltd.	192,000	2,204
Hermes Microvision, Inc.	94,155	5,417
Largan Precision Co., Ltd.	91,000	7,802
MediaTek, Inc.	239,000	3,231
Pegatron Corp.	1,062,000	2,868
Taiwan Mobile Co., Ltd.	1,127,000	3,935
Taiwan Semiconductor Manufacturing Co., Ltd.	5,607,205	26,014
Uni-President Enterprises Corp.	3,810,549	6,377
		102,054
Thailand (4.3%)
Advanced Info Service PCL (Foreign)	1,142,900	8,314
DKSH Holding AG (a)	84,671	6,903
Indorama Ventures PCL (Foreign)	5,812,100	4,636
Kasikornbank PCL NVDR	649,700	4,563
Land and Houses PCL (Foreign)	16,693,140	4,986
Minor International PCL (Foreign)	4,240,700	4,553
PTT PCL (Foreign)	721,400	7,167
Total Access Communication PCL (Foreign)	996,500	2,510
Total Access Communication PCL NVDR	208,900	526
		44,158
United States (0.8%)
Yum! Brands, Inc.	106,186	8,359
Total Common Stocks (Cost $818,679)		986,225
Investment Company (0.5%)
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (e) (Cost $5,971)	16,179,736	5,172
Short-Term Investments (6.5%)
Securities held as Collateral on Loaned Securities (2.5%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	20,784,032	20,784

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (0.15%, dated 3/31/15, due 4/1/15; proceeds $1,568; fully collateralized by a U.S. Government obligation; 4.38% due 5/15/41; valued at $1,600)	$1,568	1,568

Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $3,921; fully collateralized by various Common Stocks and Convertible Preferred Stocks; valued at $4,234)	3,921	3,921
		5,489
Total Securities held as Collateral on Loaned Securities (Cost $26,723)		26,723

	Shares	Value (000)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $41,385)	41,384,981	41,385
Total Short-Term Investments (Cost $67,658)		67,658
Total Investments (102.1%) (Cost $892,308) Including $26,112 of Securities Loaned (g)(h)+		1,059,055
Liabilities in Excess of Other Assets (-2.1%)		(22,171)
Net Assets (100.0%)		$1,036,884

(a)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $26,112,000 and $27,158,000, respectively. The Portfolio received cash collateral of approximately $26,273,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $885,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Non-income producing security.

(e)                                  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(f)                                   The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $9,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)                                  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

(h)                                 The approximate fair value and percentage of net assets, $802,396,000 and 77.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $892,308,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $166,747,000 of which approximately $217,592,000 related to appreciated securities and approximately $50,845,000 related to depreciated securities.

ADR                     American Depositary Receipt.

GDR                     Global Depositary Receipt.

NVDR            Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	JPY	344,462	$2,872	4/2/15	USD	2,868	$2,868	$(4)
State Street Bank and Trust Co.	USD	146	146	4/2/15	JPY	17,716	148	2
State Street Bank and Trust Co.	USD	2,717	2,717	4/2/15	JPY	326,746	2,725	8
UBS AG	EUR	28,101	30,222	4/16/15	USD	29,828	29,828	(394)
State Street Bank and Trust Co.	JPY	366,894	3,061	5/7/15	USD	3,052	3,052	(9)
			$39,018				$38,621	$(397)

EUR                      —  Euro

JPY                           —  Japanese Yen

USD                       —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	61.8%
Banks	20.0
Wireless Telecommunication Services	7.2
Internet Software & Services	5.7
Semiconductors & Semiconductor Equipment	5.3
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $397,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (36.7%)
Belgium (2.1%)
Anheuser-Busch InBev N.V.	5,561	$680

Brazil (1.6%)
BRF SA	11,758	233
Fleury SA	18,688	94
Raia Drogasil SA	22,305	200
		527
China (1.7%)
Baidu, Inc. ADR (a)	812	169
Tencent Holdings Ltd. (b)	20,300	384
		553
Colombia (0.9%)
Banco Davivienda SA (Preference)	17,412	170
Grupo de Inversiones Suramericana SA	9,389	121
		291
Hong Kong (5.6%)
AIA Group Ltd.	70,200	440
Samsonite International SA	393,900	1,365
		1,805
Indonesia (3.3%)
Bank Mandiri Persero Tbk PT	308,400	294
Link Net Tbk PT (a)	590,800	270
Matahari Department Store Tbk PT	161,000	242
Sumber Alfaria Trijaya Tbk PT	5,520,991	240
		1,046
Korea, Republic of (1.5%)
GS Retail Co., Ltd.	5,225	157
Orion Corp.	311	324
		481
Mexico (4.0%)
Fomento Economico Mexicano SAB de CV ADR (a)	6,589	616
Grupo Financiero Banorte SAB de CV Series O	53,203	309
Grupo Financiero Santander Mexico SAB de CV ADR	31,716	346
		1,271
Peru (1.6%)
Credicorp Ltd.	3,550	499

Philippines (1.0%)
BDO Unibank, Inc.	113,990	315

Poland (1.9%)
Jeronimo Martins SGPS SA	47,820	601

Russia (0.8%)
O’Key Group SA GDR	64,366	239

South Africa (3.9%)
Famous Brands Ltd.	23,580	218
Life Healthcare Group Holdings Ltd.	94,719	330
Naspers Ltd., Class N	1,463	225
SABMiller PLC	9,288	486
		1,259
Thailand (2.0%)
DKSH Holding AG	7,916	645

United Kingdom (3.0%)
British American Tobacco PLC	13,400	693
Diageo PLC ADR	2,498	276
		969
United States (1.8%)
Yum! Brands, Inc.	7,271	573
Total Common Stocks (Cost $10,966)		11,754

Participation Notes (5.3%)
India (5.3%)
Bata India Ltd., Equity Linked Notes, expires 6/4/18 (a)	16,826	293
Bata India Ltd., Equity Linked Notes, expires 11/12/15 (a)	8,712	152
Hero MotoCorp Ltd., Equity Linked Notes, expires 11/12/15 (a)	6,811	287
Ipca Laboratories Ltd., Equity Linked Notes, expires 2/5/16 (a)	16,197	166
Ipca Laboratories Ltd., Equity Linked Notes, expires 8/18/16 (a)	16,167	165
Marico Ltd., Equity Linked Notes, expires 1/9/20 (a)	28,452	176
Shriram Transport Finance Co., Ltd., Equity Linked Notes, expires 10/31/16 (a)	24,700	439
Total Participation Notes (Cost $1,810)		1,678
Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $779)	778,709	779
Total Investments (44.4%) (Cost $13,555) (d)(e)+		14,211
Other Assets in Excess of Liabilities (55.6%)		17,803
Net Assets (100.0%)		$32,014

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)                                 Securities are available for collateral in connection with an open foreign currency forward exchange contract.

(e)                                  The approximate fair value and percentage of net assets, $8,148,000 and 25.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $13,555,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $656,000 of which approximately $969,000 related to appreciated securities and approximately $313,000 related to depreciated securities.

ADR                     American Depositary Receipt.

GDR                     Global Depositary Receipt.

Foreign Currency Forward Exchange Contract:

The Portfolio had the following foreign currency forward exchange contract open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Depreciation (000)

State Street Bank and Trust Co.	PHP	278	$6	4/6/15	USD	6	$6	$	(—	)@

@		Value is less than $500.
PHP	—	Philippine Peso
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.0%
Beverages	14.5
Banks	13.6
Textiles, Apparel & Luxury Goods	12.7
Food & Staples Retailing	10.1
Hotels, Restaurants & Leisure	5.6
Short-Term Investment	5.5
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include an open foreign currency forward exchange contract with unrealized depreciation of less than $500.

Morgan Stanley Institutional Fund, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (82.7%)
Argentina (11.2%)
Banco Macro SA ADR	357,350	$20,440
BBVA Banco Frances SA ADR	914,971	18,684
Telecom Argentina SA ADR	602,800	13,690
YPF SA ADR	712,235	19,551
		72,365
Bangladesh (4.2%)
GrameenPhone Ltd.	4,198,529	19,349
Olympic Industries Ltd.	2,786,650	7,963
		27,312
Egypt (4.3%)
Arabian Cement Co.	4,620,414	10,234
Commercial International Bank Egypt SAE	2,382,287	17,734
		27,968
Kenya (8.4%)
East African Breweries Ltd.	4,363,801	14,631
Kenya Commercial Bank Ltd.	26,080,509	16,936
Safaricom Ltd.	120,805,419	22,481
		54,048
Kuwait (9.7%)
Burgan Bank SAK	11,299,441	17,094
Kuwait Projects Co., Holding KSC	5,307,711	11,267
National Bank of Kuwait	12,838,261	34,150
		62,511
Morocco (2.3%)
Attijariwafa Bank	388,592	14,653

Nigeria (7.6%)
Guaranty Trust Bank PLC	137,381,846	18,117
Nigerian Breweries PLC	25,576,407	18,461
Zenith Bank PLC	115,002,746	12,121
		48,699
Pakistan (11.5%)
K-Electric Ltd. (a)	93,922,100	6,557
Lucky Cement Ltd.	6,200,955	27,130
MCB Bank Ltd.	6,362,071	15,403
Oil & Gas Development Co., Ltd.	3,764,537	6,702
United Bank Ltd.	12,370,580	18,678
		74,470
Qatar (3.8%)
Ooredoo QSC	431,278	11,760
Qatar Islamic Bank	478,621	13,030
		24,790
Romania (5.9%)
Banca Transilvania (a)	35,153,861	17,981
BRD-Groupe Societe Generale (a)	4,711,645	10,619

Societatea Nationala de Gaze Naturale ROMGAZ SA	803,254	6,860
Societatea Nationala de Gaze Naturale ROMGAZ SA GDR (a)(b)	137,314	1,188
Societatea Nationala de Gaze Naturale ROMGAZ SA GDR (b)	164,781	1,425
		38,073
Sri Lanka (4.3%)
Commercial Bank of Ceylon PLC	13,524,024	16,800
John Keells Holdings PLC	7,417,245	11,101
		27,901
United Arab Emirates (2.9%)
Aramex PJSC	1,010,812	951
First Gulf Bank PJSC	4,392,761	17,422
		18,373
United Kingdom (1.2%)
Genel Energy PLC (a)	1,080,887	7,540

Vietnam (5.4%)
Masan Group Corp. (a)	3,262,440	11,646
Viet Nam Dairy Products JSC	2,165,390	11,009
Vingroup JSC	5,700,742	12,418
		35,073
Total Common Stocks (Cost $528,376)		533,776
Participation Notes (14.2%)
Saudi Arabia (14.0%)
Al Hammadi Development and Investment Co., Equity Linked Notes, expires 12/20/18 (a)	258,008	6,414
Al Hammadi Development and Investment Co. Series 000A, Equity Linked Notes, expires 8/21/17 (a)	476,834	11,854
Alinma Bank, Equity Linked Notes, expires 9/27/16 (a)	832,545	4,905
Almina Bank Series 0001, Equity Linked Notes, expires 5/9/16 (a)	2,024,473	11,928
Jarir Marketing Co. Series 0005, Equity Linked Notes, expires 12/12/16 (a)(b)	286,541	16,748
Saudi Airlines Catering Co., Equity Linked Notes, expires 5/23/17 (a)	375,073	17,073
Saudi Hollandi Bank Series 0001, Equity Linked Notes, expires 1/23/17 (a)	412,102	4,724
Saudi Hollandi Bank Series 0002, Equity Linked Notes, expires 3/7/16 (a)	1,417,464	16,249
		89,895
Vietnam (0.2%)
Viet Nam Dairy Products JSC, Equity Linked Notes, expires 10/23/17 (a)	111,108	565
Viet Nam Dairy Products JSC, Equity Linked Notes, expires 7/22/19 (a)	169,596	862
		1,427
Total Participation Notes (Cost $77,790)		91,322
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $16,671)	16,671,004	16,671

Total Investments (99.5%) (Cost $622,837) (d)+	641,769
Other Assets in Excess of Liabilities (0.5%)	3,223
Net Assets (100.0%)	$644,992

(a)                                 Non-income producing security.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Funds.

(d)                                 The approximate fair value and percentage of net assets, $412,712,000 and 64.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $622,837,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $18,932,000 of which approximately $66,575,000 related to appreciated securities and approximately $47,643,000 related to depreciated securities.

ADR                     American Depositary Receipt.

GDR                     Global Depositary Receipt.

PJSC                    Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	49.5%
Other*	16.0
Oil, Gas & Consumable Fuels	6.7
Wireless Telecommunication Services	6.5
Construction Materials	5.8
Commercial Services & Supplies	5.3
Beverages	5.2
Food Products	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (96.6%)
Brazil (0.8%)
Qualicorp SA (a)	5,045	$36

Canada (5.7%)
Aimia, Inc.	6,208	63
Fairfax Financial Holdings Ltd.	140	79
Valeant Pharmaceuticals International, Inc. (a)	644	128
		270
China (5.7%)
Alibaba Group Holding Ltd. ADR (a)	1,670	139
Baidu, Inc. ADR (a)	275	57
JD.com, Inc. ADR (a)	2,622	77
		273
France (9.0%)
Christian Dior SE	1,085	204
Edenred	4,065	101
Eurazeo SA	1,501	103
Hermes International	59	21
		429
Hong Kong (2.5%)
L’Occitane International SA	42,250	120

Italy (2.7%)
Moncler SpA	7,521	126

Japan (1.4%)
FANUC Corp.	300	65

Korea, Republic of (2.7%)
NAVER Corp.	209	126

Netherlands (1.1%)
OCI N.V. (a)	1,743	54

Singapore (2.9%)
Jardine Matheson Holdings Ltd.	2,202	139

South Africa (4.2%)
Naspers Ltd., Class N	1,311	201

Switzerland (4.1%)
Nestle SA ADR	2,561	193

United Arab Emirates (0.2%)
Orascom Construction Ltd. (a)	871	12

United Kingdom (5.0%)
Diageo PLC ADR	889	98
Intertek Group PLC	1,203	45
Manchester United PLC, Class A (a)	5,900	94
		237

United States (48.6%)
Amazon.com, Inc. (a)	859	320
Anheuser-Busch InBev N.V. ADR	571	70
Apple, Inc.	811	101
Berkshire Hathaway, Inc., Class B (a)	646	93
Costco Wholesale Corp.	486	74
Facebook, Inc., Class A (a)	3,831	315
Google, Inc., Class A (a)	150	83
Google, Inc., Class C (a)	289	158
Keurig Green Mountain, Inc.	593	66
LinkedIn Corp., Class A (a)	424	106
Mastercard, Inc., Class A	1,051	91
McGraw Hill Financial, Inc.	707	73
Mead Johnson Nutrition Co.	1,236	124
PepsiCo, Inc.	720	69
Progressive Corp. (The)	2,632	72
Starbucks Corp.	1,031	98
Thermo Fisher Scientific, Inc.	672	90
Twitter, Inc. (a)	3,379	169
Visa, Inc., Class A	992	65
Zoetis, Inc.	1,568	72
		2,309
Total Common Stocks (Cost $3,779)		4,590

	Notional Amount
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY June 2015 @ CNY 6.62	840,042	1
USD/CNY November 2015 @ CNY 6.65	739,759	2
Total Call Options Purchased (Cost $5)		3

	Shares
Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $129)	129,420	129
Total Investments (99.4%) (Cost $3,913) (c)+		4,722
Other Assets in Excess of Liabilities (0.6%)		27
Net Assets (100.0%)		$4,749

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $1,305,000 and 27.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $3,913,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $809,000 of which approximately $920,000 related to appreciated securities and approximately $111,000 related to depreciated securities.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.4%
Internet Software & Services	24.4
Internet & Catalog Retail	8.4
Food Products	8.1
Media	7.6
Textiles, Apparel & Luxury Goods	7.4
Diversified Financial Services	5.7
Beverages	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (84.7%)
Brazil (2.3%)
JHSF Participacoes SA	238,156	$149
Ouro Fino Saude Animal Participacoes SA	11,212	101
		250
Canada (1.5%)
Second Cup Ltd. (The)	55,864	168

China (2.4%)
Jumei International Holding Ltd. ADR (a)(b)	16,124	255

France (15.5%)
Christian Dior SE	4,586	862
Edenred	16,779	418
Eurazeo SA	5,719	392
		1,672
Germany (1.7%)
Zalando SE (a)(c)	7,407	185

Greece (1.5%)
Titan Cement Co., SA (Preference)	15,136	162

Hong Kong (3.0%)
L’Occitane International SA	115,000	328

Italy (4.3%)
Tamburi Investment Partners SpA	121,265	469

Netherlands (3.9%)
Koninklijke Philips N.V.	14,717	418

Sweden (2.0%)
Investment AB Kinnevik	6,375	213

United Kingdom (4.4%)
Daily Mail & General Trust PLC	16,521	216
Just Eat PLC (a)	39,551	256
		472
United States (42.2%)
Babcock & Wilcox Co. (The)	21,480	689
Castlight Health, Inc., Class B (a)(b)	9,142	71
Cosan Ltd., Class A	31,272	198
Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $25; acquired 5/1/12)	2,743	52
eBay, Inc. (a)	3,887	224
Fox Factory Holding Corp. (a)	25,919	398
Garmin Ltd.	4,174	198
Leucadia National Corp.	9,330	208
Manitowoc Co., Inc. (The)	40,247	868
New Relic, Inc. (a)	537	19
Pandora Media, Inc. (a)	5,456	88
Progressive Corp. (The)	19,588	533
Rayonier Advanced Materials, Inc.	6,401	95
RenaissanceRe Holdings Ltd.	2,417	241

Shake Shack, Inc., Class A (a)(b)	830	41
Solera Holdings, Inc.	8,337	431
Workday, Inc., Class A (a)	555	47
zulily, Inc., Class A (a)	12,605	164
		4,565
Total Common Stocks (Cost $9,533)		9,157

Preferred Stocks (5.2%)
India (2.3%)
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost - $44; acquired 10/4/13)	1,910	250

United States (2.9%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $78; acquired 4/16/14)	1,917	97
Blue Bottle Coffee, Inc. Series B (a)(d)(e)(f) (acquisition cost - $56; acquirred 1/24/14)	3,945	74
DOMO, Inc. (a)(d)(e)(f) (acquisition cost - $37; acquired 1/31/14 - 2/7/14)	9,082	40
Lookout, Inc. Series F (a)(d)(e)(f) (acquisition cost - $73; acquired 6/17/14)	6,374	51
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost - $9; acquired 7/19/12)	2,935	26
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost - $6; acquired 10/25/13)	1,572	14
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost - $6; acquired 10/25/13)	1,572	14
		316
Total Preferred Stocks (Cost $309)		566

Convertible Preferred Stock (0.1%)
United States (0.1%)
Dropbox, Inc. Series A (a)(d)(e)(f) (acquisition cost - $3; acquired 5/25/12) (Cost $3)	277	5

No. of Rights
Rights (0.0%)
Brazil (0.0%)
JHSF Participacoes SA (Brazil) (a) (Cost $-)	51,104	1

	Notional Amount	Value (000)
Call Option Purchased (2.9%)
United States (2.9%)
Intuitive Surgical, Inc. January 2016 @ $300 (Cost $162)	15	314

Shares
Short-Term Investments (11.4%)
Securities held as Collateral on Loaned Securities (3.4%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	314,935	315

	Face Amount (000)
Repurchase Agreements (0.5%)
BNP Paribas Securities Corp., (0.10%, dated 3/31/15, due 4/1/15; proceeds $15; fully collateralized by various U.S. Government obligations; 2.13% - 2.75% due 7/31/21 - 11/15/42; valued at $15)	$15	15
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $31; fully collateralized by various Common Stocks, a Exchange Traded Fund and various Corporate Bonds; 5.80% - 7.63% due 2/1/23 - 9/25/23; valued at $34)	31	31
		46
Total Securities held as Collateral on Loaned Securities (Cost $361)		361

	Shares

Investment Company (8.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $865)	865,284	865
Total Short-Term Investments (Cost $1,226)		1,226
Total Investments (104.3%) (Cost $11,233) Including $357 of Securities Loaned (h)+		11,269
Liabilities in Excess of Other Assets (-4.3%)		(464)
Net Assets (100.0%)		$10,805

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $357,000 and $363,000, respectively. The Portfolio received cash collateral of approximately $361,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $2,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Security has been deemed illiquid at March 31, 2015.

(e)                                  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2015 amounts to approximately $623,000 and represents 5.8% of net assets.

(f)                                   At March 31, 2015, the Portfolio held fair valued securities valued at approximately $623,000, representing 5.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)                                  The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(h)                                 The approximate fair value and percentage of net assets, $3,919,000 and 36.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $11,233,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $36,000 of which approximately $983,000 related to appreciated securities and approximately $947,000 related to depreciated securities.

ADR                     American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	35.0%
Internet & Catalog Retail	8.7
Machinery	8.0
Short-Term Investment	7.9
Textiles, Apparel & Luxury Goods	7.9
Diversified Financial Services	7.5
Insurance	7.1
Electrical Equipment	6.3
Internet Software & Services	5.9
Software	5.7
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
France (9.6%)
LVMH Moet Hennessy Louis Vuitton SE	47,737	$8,425
Pernod Ricard SA	125,317	14,788
Publicis Groupe SA	107,187	8,276
Sanofi	232,840	22,911
		54,400
Germany (2.1%)
SAP SE	165,140	11,992

Italy (0.8%)
Davide Campari-Milano SpA	640,034	4,457

Japan (1.5%)
Japan Tobacco, Inc.	273,800	8,651

Netherlands (0.6%)
Reed Elsevier N.V.	126,013	3,142

Switzerland (9.6%)
Nestle SA (Registered)	719,745	54,340

United Kingdom (30.9%)
British American Tobacco PLC	985,424	50,912
Diageo PLC	902,273	24,879
Experian PLC	733,032	12,140
Imperial Tobacco Group PLC	102,994	4,521
Reckitt Benckiser Group PLC	461,787	39,577
Reed Elsevier PLC	177,756	3,053
Unilever PLC	946,077	39,459
		174,541
United States (42.9%)
3M Co.	70,658	11,655
Accenture PLC, Class A	291,612	27,321
Intuit, Inc.	72,913	7,070
Mead Johnson Nutrition Co.	31,751	3,192
Microsoft Corp.	866,236	35,217
Mondelez International, Inc., Class A	564,742	20,382
Moody’s Corp.	58,591	6,082
NIKE, Inc., Class B	118,330	11,872
Philip Morris International, Inc.	235,539	17,743
Procter & Gamble Co. (The)	321,057	26,307
Time Warner, Inc.	312,463	26,384
Twenty-First Century Fox, Inc., Class B	425,165	13,980
Visa, Inc., Class A	351,769	23,009
Walt Disney Co. (The)	119,680	12,553
		242,767
Total Common Stocks (Cost $451,424)		554,290
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $11,010)	11,010,230	11,010

Total Investments (99.9%) (Cost $462,434) (b)+	565,300
Other Assets in Excess of Liabilities (0.1%)	689
Net Assets (100.0%)	$565,989

(a)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(b)                                 The approximate fair value and percentage of net assets, $311,523,000 and 55.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $462,434,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $102,866,000 of which approximately $104,181,000 related to appreciated securities and approximately $1,315,000 related to depreciated securities.

Portfolio Composition

Classification	Percentage of Total Investments
Food Products	20.8%
Other*	14.9
Tobacco	14.5
Media	11.9
Household Products	11.6
Software	9.6
Information Technology Services	8.9
Beverages	7.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (96.7%)
Australia (0.9%)
Kathmandu Holdings Ltd. (a)	16,308	$17

Brazil (1.9%)
JHSF Participacoes SA	27,643	17
Tegma Gestao Logistica	2,182	10
Vale SA (Preference)	1,674	8
		35
Canada (2.2%)
Dominion Diamond Corp. (b)	2,313	39

China (2.1%)
Jumei International Holding Ltd. ADR (a)(b)	2,458	39

France (11.2%)
Accor SA	668	35
Christian Dior SE	537	101
Eurazeo SA	968	66
		202
Germany (5.2%)
ThyssenKrupp AG	2,453	64
Zalando SE (b)(c)	1,157	29
		93
Greece (0.9%)
Titan Cement Co., SA (Preference)	1,462	16

Italy (3.3%)
Moncler SpA	1,092	18
Tamburi Investment Partners SpA	10,789	42
		60
Netherlands (4.4%)
Koninklijke Philips N.V.	2,784	79

Singapore (1.7%)
Mandarin Oriental International Ltd.	20,000	32

Spain (1.7%)
Baron de Ley (b)	303	30

Sweden (4.0%)
Investment AB Kinnevik	2,150	72

Switzerland (4.4%)
Nestle SA (Registered)	1,044	79

United Kingdom (5.3%)
Daily Mail & General Trust PLC	3,901	51
Just Eat PLC (b)	6,905	45
		96

United States (47.5%)
Amazon.com, Inc. (b)	47	17
Arch Capital Group Ltd. (b)	578	36
Babcock & Wilcox Co. (The)	3,449	111
Castlight Health, Inc., Class B (a)(b)	995	8
Cosan Ltd., Class A	5,952	38
eBay, Inc. (b)	1,247	72
Garmin Ltd.	1,049	50
Intuitive Surgical, Inc. (b)	198	100
Leucadia National Corp.	1,500	33
Manitowoc Co., Inc. (The)	4,936	106
Mosaic Co. (The)	657	30
News Corp., Class A (b)	1,745	28
Progressive Corp. (The)	3,135	85
Rayonier Advanced Materials, Inc.	663	10
RenaissanceRe Holdings Ltd.	534	53
Solera Holdings, Inc.	668	35
Time Warner, Inc.	465	39
zulily, Inc., Class A (b)	465	6
		857
Total Common Stocks (Cost $1,711)		1,746

	No. of Rights
Rights (0.1%)
Brazil (0.0%)
JHSF Participacoes SA (b)	5,931	—	@

Singapore (0.1%)
Mandarin Oriental International Ltd. (b)	5,000	2
Total Rights (Cost $—)		2

	Shares	Value (000)
Short-Term Investments (7.2%)
Securities held as Collateral on Loaned Securities (3.5%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	55,840	56

Face Amount (000)
Repurchase Agreements (0.4%)
BNP Paribas Securities Corp., (0.10%, dated 3/31/15, due 4/1/15; proceeds $3; fully collateralized by various U.S. Government obligations; 2.13% - 2.75% due 7/31/21 - 11/15/42; valued at $3)	$3	3

Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $5; fully collateralized by various Common Stocks, a Exchange Traded Fund and various Corporate Bonds; 5.80% - 7.63% due 2/1/23 - 9/25/23; valued at $6)	5	5
		8
Total Securities held as Collateral on Loaned Securities (Cost $64)		64

	Shares	Value (000)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $66)	65,836	66
Total Short-Term Investments (Cost $130)		130
Total Investments (104.0%) (Cost $1,841) Including $63 of Securities Loaned (e)+		1,878
Liabilities in Excess of Other Assets (-4.0%)		(73)
Net Assets (100.0%)		$1,805

(a)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $63,000 and $64,000, respectively. The Portfolio received cash collateral of approximately $64,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of less than $500, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)                                 Non-income producing security.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds -  (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(e)                                  The approximate fair value and percentage of net assets, $776,000 and 43.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $1,841,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $37,000 of which approximately $185,000 related to appreciated securities and approximately $148,000 related to depreciated securities.

@                                    Value is less than $500.

ADR                     American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	32.9%
Insurance	9.6
Diversified Financial Services	9.4
Textiles, Apparel & Luxury Goods	6.6
Media	6.5
Internet Software & Services	6.5
Electrical Equipment	6.1
Metals & Mining	6.1
Machinery	5.8
Health Care Equipment & Supplies	5.5
Internet & Catalog Retail	5.0
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.

**              Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (86.3%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	36,846	$—

Belgium (1.5%)
Anheuser-Busch InBev N.V.	5,917	724

Brazil (2.1%)
CETIP SA - Mercados Organizados	100,578	1,004

Canada (1.7%)
Brookfield Infrastructure Partners LP	18,530	844

China (12.4%)
Autohome, Inc. ADR (a)	26,128	1,149
Baidu, Inc. ADR (a)	5,609	1,169
JD.com, Inc. ADR (a)	20,054	589
Qihoo 360 Technology Co., Ltd. ADR (a)	11,029	565
TAL Education Group ADR (a)	76,684	2,547
		6,019
Denmark (4.2%)
DSV A/S	64,576	2,009

Hong Kong (0.4%)
Louis XIII Holdings Ltd. (a)	567,620	212

India (3.3%)
Jubilant Foodworks Ltd. (a)	32,038	757
Monsanto India Ltd.	18,000	822
		1,579
Japan (2.4%)
Calbee, Inc.	27,000	1,174

Korea, Republic of (5.0%)
Hotel Shilla Co., Ltd.	8,290	731
NAVER Corp.	2,793	1,686
		2,417
South Africa (3.7%)
Naspers Ltd., Class N	11,762	1,806

Switzerland (1.5%)
Kuehne & Nagel International AG (Registered)	4,754	707

United Kingdom (5.2%)
Burberry Group PLC	54,562	1,401
Intertek Group PLC	12,708	470
Just Eat PLC (a)	97,554	631
		2,502
United States (42.9%)
Amazon.com, Inc. (a)	5,859	2,180
Cognizant Technology Solutions Corp., Class A (a)	23,948	1,494
EPAM Systems, Inc. (a)	35,667	2,186
Facebook, Inc., Class A (a)	37,659	3,096

Google, Inc., Class A (a)	1,413	784
Google, Inc., Class C (a)	3,427	1,878
Greenlight Capital Re Ltd., Class A (a)	23,104	735
Luxoft Holding, Inc. (a)	33,530	1,735
Mastercard, Inc., Class A	16,816	1,453
Monsanto Co.	6,602	743
Priceline Group, Inc. (a)	1,187	1,382
Visa, Inc., Class A	21,994	1,438
WisdomTree Investments, Inc.	55,211	1,185
Wynn Resorts Ltd.	3,739	470
		20,759
Total Common Stocks (Cost $35,343)		41,756

Preferred Stocks (0.8%)
India (0.6%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(d) (acquisition cost - $51; acquired 10/4/13)	2,242	294

United States (0.2%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost - $92; acquired 4/16/14)	2,259	114
Total Preferred Stocks (Cost $143)		408
Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(c)(d) (acquisition cost - $-@; acquired 9/16/10) (Cost $-@)	9	—	@

Participation Notes (8.2%)
China (8.2%)
China International Travel Service Corp., Ltd., Class A, Equity Linked Notes, expires 5/4/15 (a)	113,200	938
Foshan Haitian Flavouring & Food Company Ltd., Class A, Equity Linked Notes, expires 10/11/24 (a)	147,000	1,220
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 5/12/15 (a)	29,778	941
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a)	27,385	865
Total Participation Notes (Cost $3,750)		3,964

	Notional Amount	Value (000)
Purchased Options (0.0%)
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY June 2015 @ CNY 6.62	2,754,345	1
USD/CNY November 2015 @ CNY 6.65	2,863,668	9
Total Call Options Purchased (Cost $17)		10

	Shares	Value (000)
Short-Term Investment (10.4%)
Investment Company (10.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $5,017)	5,017,322	5,017
Total Investments (105.7%) (Cost $44,270) (f)+		51,155
Liabilities in Excess of Other Assets (-5.7%)		(2,768)
Net Assets (100.0%)		$48,387

(a)		Non-income producing security.
(b)

At March 31, 2015, the Portfolio held fair valued securities valued at approximately $408,000, representing 0.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)		Security has been deemed illiquid at March 31, 2015.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2015 amounts to approximately $408,000 and represents 0.8% of net assets.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $13,130,000 and 27.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $44,270,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $6,885,000 of which approximately $7,413,000 related to appreciated securities and approximately $528,000 related to depreciated securities.

@		Value is less than $500.
ADR		American Depositary Receipt.

CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.7%
Internet Software & Services	21.4
Information Technology Services	16.2
Short Term Investment	9.8
Internet & Catalog Retail	8.9
Diversified Consumer Services	5.0
Beverages	5.0
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (98.7%)
Australia (5.2%)
Dexus Property Group REIT	902,357	$5,194
Federation Centres REIT	1,946,614	4,497
Goodman Group REIT	3,489,022	16,811
GPT Group REIT	3,664,787	12,730
Investa Office Fund REIT	1,736,507	5,146
Mirvac Group REIT	6,342,188	9,685
Novion Property Group REIT	325,730	621
Scentre Group REIT	11,266,385	32,010
Stockland REIT	3,809,037	13,017
Westfield Corp. REIT	4,338,746	31,476
		131,187
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	655,105	3,063
BUWOG AG (a)	98,770	2,029
		5,092
Brazil (0.5%)
BR Malls Participacoes SA	752,761	3,996
BR Properties SA	803,400	3,290
Iguatemi Empresa de Shopping Centers SA	599,301	5,295
		12,581
Canada (2.0%)
Boardwalk REIT	140,388	6,534
Brookfield Canada Office Properties REIT	230,927	5,233
Calloway REIT	93,134	2,140
Canadian Apartment Properties REIT	45,981	1,060
Crombie Real Estate Investment Trust REIT	312,295	3,324
Extendicare, Inc.	189,890	1,126
First Capital Realty, Inc.	457,230	7,122
RioCan REIT	1,051,088	24,042
		50,581
China (0.3%)
China Resources Land Ltd. (b)	174,111	491
Dalian Wanda Commercial Properties Co., Ltd. H Shares (a)(b)(c)	543,900	3,366
Guangzhou R&F Properties Co., Ltd. H Shares (b)	3,284,400	3,360
		7,217
Finland (0.4%)
Citycon Oyj (a)	1,989,117	6,459
Sponda Oyj	1,134,204	4,864
		11,323
France (2.8%)
Fonciere Des Regions REIT	24,225	2,397
Fonciere Des Regions REIT (a)	1,514	146
Gecina SA REIT	69,646	9,421
ICADE REIT	66,155	5,975
Klepierre REIT	195,603	9,609
Unibail-Rodamco SE REIT	156,055	42,116

Unibail-Rodamco SE REIT	2,799	755
		70,419
Germany (1.2%)
Deutsche Annington Immobilien SE	294,930	9,965
Deutsche Euroshop AG	79,596	3,957
Deutsche Wohnen AG	249,771	6,405
DO Deutsche Office AG REIT (a)	512,458	2,231
LEG Immobilien AG (a)	95,888	7,623
		30,181
Hong Kong (10.2%)
Champion REIT	2,655,000	1,263
Hang Lung Properties Ltd.	1,971,000	5,549
Henderson Land Development Co., Ltd.	1,390,335	9,752
Hongkong Land Holdings Ltd.	5,826,300	44,019
Hysan Development Co., Ltd.	5,266,014	23,124
Kerry Properties Ltd.	1,416,220	4,928
Link REIT (The)	4,735,775	29,143
New World Development Co., Ltd.	11,355,109	13,141
Sino Land Co., Ltd.	2,883,637	4,699
Sun Hung Kai Properties Ltd.	5,308,367	81,720
Swire Properties Ltd.	4,376,600	14,221
Wharf Holdings Ltd.	3,454,763	24,083
		255,642
Ireland (0.2%)
Green REIT PLC	643,730	1,135
Hibernia REIT PLC	3,019,341	3,795
		4,930
Italy (0.1%)
Beni Stabili SpA REIT	4,137,685	3,244

Japan (11.6%)
Activia Properties, Inc. REIT	1,214	10,614
Advance Residence Investment Corp. REIT	1,394	3,344
Aeon Mall Co., Ltd.	43,500	862
Daibiru Corp.	74,000	764
Daiwa Office Investment Corp. REIT	554	2,988
Frontier Real Estate Investment Corp. REIT	164	780
GLP J-REIT	6,540	6,772
Hulic Co., Ltd.	250,500	2,809
Hulic REIT, Inc.	2,978	4,573
Japan Real Estate Investment Corp. REIT	3,025	14,224
Japan Retail Fund Investment Corp. REIT	3,318	6,596
Kenedix Office Investment Corp. REIT	180	987
Mitsubishi Estate Co., Ltd.	3,117,000	72,348
Mitsui Fudosan Co., Ltd.	2,447,000	71,916
Mori Hills Investment Corp. REIT	4,637	6,533
Nippon Building Fund, Inc. REIT	2,996	14,712
Nippon Healthcare Investment Corp. REIT (a)	164	376
Nippon Prologis, Inc. REIT	3,014	6,639
NTT Urban Development Corp.	131,400	1,315
Orix, Inc. J-REIT	4,658	6,667
Premier Investment Corp.	132	760
Sumitomo Realty & Development Co., Ltd.	1,111,000	40,007
Tokyo Tatemono Co., Ltd.	912,000	6,684

United Urban Investment Corp. REIT	6,036	9,401
		292,671
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	12,867,024	—

Netherlands (0.4%)
Eurocommercial Properties N.V. CVA REIT	137,619	6,311
Wereldhave N.V. REIT	77,197	5,186
		11,497
Norway (0.3%)
Entra ASA (a)(c)	517,138	5,377
Norwegian Property ASA (a)	894,133	1,154
		6,531
Singapore (2.2%)
Ascendas Real Estate Investment Trust REIT	2,172,900	4,098
CapitaCommercial Trust REIT	606,300	779
CapitaLand Ltd.	6,654,600	17,332
CapitaMall Trust REIT	3,428,400	5,488
City Developments Ltd.	654,000	4,790
Global Logistic Properties Ltd.	6,832,300	13,160
SPH REIT	2,935,200	2,223
UOL Group Ltd.	1,188,621	6,593
		54,463
Spain (0.1%)
Hispania Activos Inmobiliarios SAU (a)	126,506	1,666

Sweden (0.8%)
Atrium Ljungberg AB, Class B	200,395	3,055
Castellum AB	138,125	2,089
Fabege AB	243,207	3,488
Hufvudstaden AB, Class A	760,729	10,448
		19,080
Switzerland (0.8%)
Mobimo Holding AG (Registered) (a)	4,263	1,006
PSP Swiss Property AG (Registered) (a)	171,192	16,133
Swiss Prime Site AG (Registered) (a)	22,026	1,914
		19,053
United Kingdom (7.3%)
British Land Co., PLC REIT	2,870,046	35,408
Capital & Counties Properties PLC	1,022,602	6,077
Capital & Regional PLC REIT	6,923,975	5,931
Derwent London PLC REIT	280,481	14,220
Grainger PLC	1,531,369	4,684
Great Portland Estates PLC REIT	1,147,292	13,801
Hammerson PLC REIT	1,596,648	15,739
Helical Bar PLC	2,133	12
Intu Properties PLC REIT	1,438,147	7,421
Land Securities Group PLC REIT	2,036,621	37,843
LXB Retail Properties PLC (a)	3,749,232	7,392
Quintain Estates & Development PLC (a)	5,094,605	7,140
Safestore Holdings PLC REIT	872,998	3,771
Segro PLC REIT	868,638	5,370

Shaftesbury PLC REIT	380,318	4,683
ST Modwen Properties PLC	359,116	2,367
Unite Group PLC	667,268	5,794
Urban & Civic PLC	1,247,358	4,783
Workspace Group PLC REIT	114,528	1,448
		183,884
United States (52.1%)
Acadia Realty Trust REIT	144,071	5,025
Alexandria Real Estate Equities, Inc. REIT	92,874	9,105
AvalonBay Communities, Inc. REIT	474,189	82,627
BioMed Realty Trust, Inc. REIT	357,809	8,108
Boston Properties, Inc. REIT	460,502	64,691
Camden Property Trust REIT	535,896	41,870
Chesapeake Lodging Trust	565,993	19,148
Corporate Office Properties Trust REIT	126,760	3,724
Cousins Properties, Inc. REIT	1,122,435	11,898
CubeSmart REIT	164,543	3,974
DDR Corp. REIT	174,130	3,242
Douglas Emmett, Inc. REIT	698,680	20,828
Duke Realty Corp. REIT	497,320	10,827
Equity Lifestyle Properties, Inc. REIT	343,804	18,892
Equity One, Inc. REIT	113,546	3,031
Equity Residential REIT	1,351,256	105,209
Essex Property Trust, Inc. REIT	75,794	17,425
Exeter Industrial Value Fund, LP REIT (a)(d)(e)(f)	1,860,000	1,661
Extended Stay America, Inc. (Units) (g)	166,460	3,251
Federal Realty Investment Trust REIT	25,404	3,740
Forest City Enterprises, Inc., Class A (a)	280,019	7,146
General Growth Properties, Inc. REIT	1,695,544	50,103
HCP, Inc. REIT	311,351	13,453
Health Care REIT, Inc.	118,538	9,170
Healthcare Realty Trust, Inc. REIT	172,166	4,783
Hilton Worldwide Holdings, Inc. (a)	946,000	28,021
Host Hotels & Resorts, Inc. REIT	3,610,267	72,855
Hudson Pacific Properties, Inc. REIT	410,106	13,611
Kimco Realty Corp. REIT	1,052,578	28,262
KTR Industrial Fund II, LP REIT (a)(d)(e)(f)	4,597,826	4,956
La Quinta Holdings, Inc. (a)	30,838	730
LaSalle Hotel Properties REIT	40,308	1,566
Lexington Realty Trust REIT	28,360	279
Liberty Property Trust REIT	440,540	15,727
Macerich Co. (The) REIT	305,186	25,736
Mack-Cali Realty Corp. REIT	675,827	13,030
Mid-America Apartment Communities, Inc. REIT	238,210	18,407
National Retail Properties, Inc. REIT	410,256	16,808
Paramount Group, Inc. REIT	332,771	6,422
ProLogis, Inc. REIT	699,001	30,449
Public Storage REIT	335,415	66,124
Realty Income Corp. REIT	186,231	9,610
Regency Centers Corp. REIT	589,168	40,087
Rexford Industrial Realty, Inc. REIT	259,492	4,103
Senior Housing Properties Trust REIT	1,163,368	25,815
Simon Property Group, Inc. REIT	793,443	155,229
Sovran Self Storage, Inc. REIT	50,486	4,743
Starwood Hotels & Resorts Worldwide, Inc.	367,752	30,707
STORE Capital Corp. REIT	465,445	10,868
Tanger Factory Outlet Centers, Inc. REIT	753,099	26,487
Urban Edge Properties REIT	246,094	5,832
Ventas, Inc. REIT	539,292	39,379

Vornado Realty Trust REIT	762,751	85,428
WP GLIMCHER, Inc. REIT	291,420	4,846
		1,309,048
Total Common Stocks (Cost $2,007,263)		2,480,290

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (h) (Cost $23,863)	23,863,273	23,863
Total Investments (99.7%) (Cost $2,031,126) (i)+		2,504,153
Other Assets in Excess of Liabilities (0.3%)		6,956
Net Assets (100.0%)		$2,511,109

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 At March 31, 2015, the Portfolio held fair valued securities valued at approximately $6,617,000, representing 0.3% of net assets.  These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)                                  Security has been deemed illiquid at March 31, 2015.

(f)                                   Restricted security valued at fair value and not registered under the Securities Act of 1933, Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $1,451,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12  and has a current cost basis of $1,562,000. At March 31, 2015, these securities had an aggregate market value of approximately $6,617,000 representing 0.3% of net assets.

(g)                                  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(h)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(i)                                     The approximate fair value and percentage of net assets, $1,107,934,000 and 44.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $2,031,126,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $473,027,000 of which approximately $503,087,000 related to appreciated securities and approximately $30,060,000 related to depreciated securities.

CVA                     Certificaten Van Aandelen.

REIT                  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	28.9%
Retail	26.5
Residential	13.3
Other*	13.0
Office	12.1
Lodging/Resorts	6.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Quality Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (97.0%)
France (7.4%)
LVMH Moet Hennessy Louis Vuitton SE	896	$158
Pernod Ricard SA	2,414	285
Publicis Groupe SA	3,557	275
Sanofi	6,963	685
		1,403
Germany (3.8%)
Bayer AG (Registered)	2,928	440
SAP SE	3,886	282
		722
Japan (1.4%)
Japan Tobacco, Inc.	8,600	272

Netherlands (0.6%)
Reed Elsevier N.V.	4,170	104

Switzerland (14.6%)
Nestle SA (Registered)	16,463	1,243
Novartis AG (Registered)	9,181	908
Roche Holding AG (Genusschein)	2,204	607
		2,758
United Kingdom (26.1%)
British American Tobacco PLC	20,102	1,038
Diageo PLC	25,737	710
Experian PLC	13,263	220
GlaxoSmithKline PLC	13,161	301
Prudential PLC	8,833	219
Reckitt Benckiser Group PLC	11,485	984
Reed Elsevier PLC	5,881	101
Smiths Group PLC	8,827	146
Unilever PLC	22,362	933
Weir Group PLC (The)	10,532	266
		4,918
United States (43.1%)
3M Co.	2,349	387
Accenture PLC, Class A	7,011	657
Danaher Corp.	3,860	328
Google, Inc., Class A (a)	1,650	915
Intuit, Inc.	1,584	154
Johnson & Johnson	7,084	713
Microsoft Corp.	18,834	766
Mondelez International, Inc., Class A	12,613	455
Moody’s Corp.	1,064	110
Nielsen N.V.	8,558	381
NIKE, Inc., Class B	3,599	361
Philip Morris International, Inc.	2,804	211
Procter & Gamble Co. (The)	7,890	647
Time Warner, Inc.	8,096	684
Twenty-First Century Fox, Inc., Class B	13,987	460
Visa, Inc., Class A	7,965	521

Walt Disney Co. (The)	3,664	384
		8,134
Total Common Stocks (Cost $17,608)		18,311

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $190)	190,015	190
Total Investments (98.0%) (Cost $17,798) (c)+		18,501
Other Assets in Excess of Liabilities (2.0%)		374
Net Assets (100.0%)		$18,875

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $10,177,000 and 53.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $17,798,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $703,000 of which approximately $1,199,000 related to appreciated securities and approximately $496,000 related to depreciated securities.

Portfolio Composition

Classification	Percentage of Total Investments
Pharmaceuticals	19.7%
Other*	15.0
Food Products	14.2
Media	10.8
Household Products	8.8
Tobacco	8.2
Software	6.5
Information Technology Services	6.4
Beverages	5.4
Internet Software & Services	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (85.2%)
Australia (1.3%)
Aurizon Holding Ltd.	20,091	$74

Belgium (4.0%)
Anheuser-Busch InBev N.V.	1,933	236

Brazil (2.2%)
CETIP SA - Mercados Organizados	13,033	130

Canada (5.2%)
Brookfield Asset Management, Inc., Class A	2,067	111
Brookfield Infrastructure Partners LP	4,289	195
		306
China (4.2%)
TAL Education Group ADR (a)	7,452	248

Denmark (5.7%)
DSV A/S	10,674	332

France (10.3%)
Christian Dior SE	1,063	200
Danone SA	1,738	117
Edenred	2,552	64
Hermes International	302	106
Pernod Ricard SA	999	118
		605
Germany (2.1%)
Adidas AG	1,562	124

Japan (5.1%)
Calbee, Inc.	6,800	296

Korea, Republic of (4.8%)
Hotel Shilla Co., Ltd.	1,130	100
NAVER Corp.	301	181
		281
Norway (3.4%)
Telenor ASA	3,573	72
TGS Nopec Geophysical Co., ASA	5,778	128
		200
South Africa (3.0%)
Naspers Ltd., Class N	1,143	175

Switzerland (6.9%)
Kuehne & Nagel International AG (Registered)	1,579	235
Nestle SA (Registered)	2,254	170
		405
United Kingdom (12.5%)
Burberry Group PLC	11,193	288
Diageo PLC	4,101	113

Intertek Group PLC	4,077	151
Reckitt Benckiser Group PLC	2,067	177
		729
United States (14.5%)
Cognizant Technology Solutions Corp., Class A (a)	3,102	194
EPAM Systems, Inc. (a)	3,466	212
Greenlight Capital Re Ltd., Class A (a)	2,999	95
Luxoft Holding, Inc. (a)	3,259	169
Priceline Group, Inc. (a)	153	178
		848
Total Common Stocks (Cost $4,365)		4,989

Participation Notes (10.0%)
China (10.0%)
China International Travel Service Corp., Ltd., Class A, Equity Linked Notes, expires 5/4/15 (a)	14,000	116
Foshan Haitian Flavouring & Food Company Ltd., Class A, Equity Linked Notes, expires 10/11/24 (a)	17,700	147
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 5/12/15 (a)	5,720	181
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a)	4,468	141
Total Participation Notes (Cost $531)		585

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY June 2015 @ CNY 6.62	814,662	—	@
USD/CNY November 2015 @ CNY 6.65	747,834	2
Total Call Options Purchased (Cost $5)		2

	Shares
Short-Term Investment (6.7%)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $394)	393,624	394
Total Investments (102.0%) (Cost $5,295) (c)+		5,970
Liabilities in Excess of Other Assets (-2.0%)		(116)
Net Assets (100.0%)		$5,854

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $3,457,000 and 59.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $5,295,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $675,000 of which approximately $791,000 related to appreciated securities and approximately $116,000 related to depreciated securities.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	39.5%
Beverages	13.2
Food Products	12.2
Textiles, Apparel & Luxury Goods	12.0
Information Technology Services	9.7
Road & Rail	6.8
Short-Term Investment	6.6
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (96.1%)
Australia (1.1%)
Santos Ltd.	6,147,821	$33,161
WorleyParsons Ltd.	2,681,391	19,482
		52,643
Canada (1.5%)
Barrick Gold Corp.	5,213,323	57,009
Turquoise Hill Resources Ltd. (a)	5,815,281	18,136
		75,145
China (0.9%)
China Petroleum & Chemical Corp. H Shares (b)	55,594,000	44,345

France (9.3%)
AXA SA	2,104,699	53,073
BNP Paribas SA	942,024	57,292
Kering	124,153	24,267
LVMH Moet Hennessy Louis Vuitton SE	123,403	21,778
Pernod Ricard SA	438,529	51,748
Publicis Groupe SA	966,584	74,630
Sanofi	1,499,515	147,554
Vallourec SA	1,484,233	36,265
		466,607
Germany (7.3%)
BASF SE	439,230	43,706
Bayer AG (Registered)	645,484	96,987
Continental AG	352,890	83,586
HeidelbergCement AG	909,322	72,144
SAP SE	947,362	68,793
		365,216
Hong Kong (0.7%)
AIA Group Ltd.	5,433,500	34,054

Ireland (1.0%)
CRH PLC	2,006,728	52,249

Italy (0.7%)
Eni SpA	2,002,074	34,652

Japan (19.4%)
Hitachi Ltd.	10,738,000	73,414
Hoya Corp.	925,500	37,125
Inpex Corp.	5,370,100	59,248
Japan Tobacco, Inc.	3,239,700	102,361
Keyence Corp.	56,510	30,866
Kyocera Corp.	520,200	28,551
Lawson, Inc.	615,900	42,757
Mitsubishi Estate Co., Ltd.	2,698,000	62,623
MS&AD Insurance Group Holdings, Inc.	1,469,700	41,239
NGK Spark Plug Co., Ltd.	2,175,100	58,516
Nitto Denko Corp.	224,200	14,989
NTT DoCoMo, Inc.	3,114,000	54,106
Sekisui House Ltd.	2,903,500	42,216
Sompo Japan Nipponkoa Holdings, Inc.	2,602,300	80,925

Sumco Corp. (c)	2,007,200	33,757
Sumitomo Mitsui Financial Group, Inc.	1,386,951	53,147
Sumitomo Mitsui Trust Holdings, Inc. (c)	4,373,999	18,057
Toyota Motor Corp.	1,937,300	135,207
		969,104
Netherlands (5.6%)
Akzo Nobel N.V.	689,329	52,185
Reed Elsevier N.V.	1,028,952	25,653
Unilever N.V. CVA	4,831,183	202,107
		279,945
Sweden (1.8%)
Nordea Bank AB (c)	4,688,359	57,185
Svenska Handelsbanken AB, Class A	711,576	32,116
		89,301
Switzerland (15.2%)
Credit Suisse Group AG (Registered) (a)	3,308,514	89,071
Nestle SA (Registered)	3,081,110	232,622
Novartis AG (Registered)	1,782,058	176,226
Roche Holding AG (Genusschein)	525,393	144,873
Swisscom AG (Registered)	50,357	29,250
Zurich Insurance Group AG (a)	252,364	85,477
		757,519
United Kingdom (31.6%)
Admiral Group PLC	1,727,259	39,146
Aggreko PLC	383,300	8,668
BG Group PLC	3,010,965	36,989
BHP Billiton PLC	1,498,728	32,540
British American Tobacco PLC	4,045,108	208,991
BT Group PLC	9,229,571	59,797
Bunzl PLC	659,227	17,886
Diageo PLC	4,751,927	131,026
Experian PLC	3,447,599	57,095
Friends Life Group Ltd.	5,687,101	34,835
GlaxoSmithKline PLC	4,606,052	105,478
Glencore PLC (a)	10,956,930	46,128
HSBC Holdings PLC	4,888,469	41,602
Imperial Tobacco Group PLC	544,164	23,888
Lloyds Banking Group PLC (a)	51,079,393	59,287
Meggitt PLC	8,894,103	72,260
Prudential PLC	4,734,089	117,217
Reckitt Benckiser Group PLC	2,622,923	224,795
Reed Elsevier PLC	1,442,583	24,779
Rio Tinto PLC	484,128	19,778
Smiths Group PLC	3,368,331	55,772
Travis Perkins PLC	908,007	26,228
Weir Group PLC (The)	2,371,316	59,797
Wolseley PLC	1,240,007	73,344
		1,577,326
Total Common Stocks (Cost $4,018,109)		4,798,106

Short-Term Investments (3.1%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	8,527,000	8,527

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
BNP Paribas Securities Corp., (0.10%, dated 3/31/15, due 4/1/15; proceeds $399; fully collateralized by various U.S. Government obligations; 2.13% - 2.75% due 7/31/21 - 11/15/42; valued at $407)	$399	399
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $855; fully collateralized by various Common Stocks, a Exchange Traded Fund and various Corporate Bonds; 5.80% - 7.63% due 2/1/23 - 9/25/23; valued at $924)	855	855
		1,254
Total Securities held as Collateral on Loaned Securities (Cost $9,781)		9,781

	Shares
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $145,857)	145,857,257	145,857
Total Short-Term Investments (Cost $155,638)		155,638
Total Investments (99.2%) (Cost $4,173,747) Including $9,312 of Securities Loaned (e)(f)+		4,953,744
Other Assets in Excess of Liabilities (0.8%)		39,185
Net Assets (100.0%)		$4,992,929

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $9,312,000 and $9,823,000, respectively. The Portfolio received cash collateral of approximately $9,781,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $42,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(f)

The approximate fair value and percentage of net assets, $4,722,961,000 and 94.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $4,173,747,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $779,997,000 of which approximately $1,049,097,000 related to appreciated securities and approximately $269,100,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.

Foreign Currency Forward Exchange Contract:
The Portfolio had the following foreign currency forward exchange contract open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Depreciation (000)
Commonwealth Bank of Australia	JPY	47,200,000	$393,608	4/13/15	USD	392,872	$392,872	$(736)

JPY                           —  Japanese Yen

USD                       —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	54.6%
Pharmaceuticals	13.6
Insurance	9.8
Food Products	8.8
Tobacco	6.8
Banks	6.4
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $736,000.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (87.9%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	16,699	$—

Belgium (2.6%)
Anheuser-Busch InBev N.V.	2,792	342

Brazil (0.8%)
CETIP SA - Mercados Organizados	10,237	102

Canada (5.1%)
Brookfield Asset Management, Inc., Class A	4,587	246
Brookfield Infrastructure Partners LP	9,408	428
		674
China (15.3%)
Autohome, Inc. ADR (a)	8,885	391
Baidu, Inc. ADR (a)	1,599	333
JD.com, Inc. ADR (a)	6,070	178
Qihoo 360 Technology Co., Ltd. ADR (a)	4,970	255
TAL Education Group ADR (a)	21,855	726
Wynn Macau Ltd. (d)	68,400	147
		2,030
Denmark (6.2%)
DSV A/S	26,733	832

France (6.3%)
Christian Dior SE	1,548	291
Danone SA	2,437	164
Hermes International	602	212
Pernod Ricard SA	1,412	167
		834
Germany (1.5%)
Adidas AG	2,515	199

Hong Kong (0.5%)
Louis XIII Holdings Ltd. (a)	174,500	65

India (1.7%)
MakeMyTrip Ltd. (a)	10,119	222

Japan (4.3%)
Calbee, Inc.	13,200	574

Korea, Republic of (6.2%)
Hotel Shilla Co., Ltd.	2,498	220
NAVER Corp.	1,005	607
		827
Norway (1.3%)
TGS Nopec Geophysical Co., ASA	8,017	178

South Africa (3.9%)
Naspers Ltd., Class N	3,352	515

Switzerland (4.4%)
Kuehne & Nagel International AG (Registered)	2,253	335
Nestle SA (Registered)	3,398	256
		591
United Kingdom (10.9%)
Burberry Group PLC	24,478	629
Diageo PLC ADR	1,448	160
Intertek Group PLC	6,409	237
Just Eat PLC (a)	31,793	206
Reckitt Benckiser Group PLC	2,543	218
		1,450
United States (16.9%)
Cognizant Technology Solutions Corp., Class A (a)	6,825	426
EPAM Systems, Inc. (a)	10,165	623
Greenlight Capital Re Ltd., Class A (a)	10,019	319
Luxoft Holding, Inc. (a)	9,555	494
Priceline Group, Inc. (a)	335	390
		2,252
Total Common Stocks (Cost $9,509)		11,687

Preferred Stock (1.6%)
India (1.6%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(e) (acquisition cost - $36; acquired 10/4/13) (Cost $36)	1,590	208
Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(c)(e) (acquisition cost - $—@; acquired 9/16/10) (Cost $—@)	6	—	@
Participation Notes (8.5%)
China (8.5%)
China International Travel Service Corp., Ltd., Class A, Equity Linked Notes, expires 5/4/15 (a)	33,700	279
Foshan Haitian Flavouring & Food Company Ltd., Class A, Equity Linked Notes, expires 10/11/24 (a)	40,200	334
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 5/12/15 (a)	8,591	271
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a)	7,936	251
Total Participation Notes (Cost $1,060)		1,135

	Notional Amount	Value (000)
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY June 2015 @ CNY 6.62	1,652,077	1
USD/CNY November 2015 @ CNY 6.65	1,490,682	4
Total Call Options Purchased (Cost $9)		5

	Shares	Value (000)
Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $535)	534,734	535
Total Investments (102.0%) (Cost $11,149) (g)+		13,570
Liabilities in Excess of Other Assets (-2.0%)		(271)
Net Assets (100.0%)		$13,299

(a)		Non-income producing security.
(b)

At March 31, 2015, the Portfolio held fair valued securities valued at approximately $208,000, representing 1.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)		Security has been deemed illiquid at March 31, 2015.
(d)		Security trades on the Hong Kong exchange.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2015 amounts to approximately $208,000 and represents 1.6% of net assets.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $6,394,000 and 48.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $11,149,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,421,000 of which approximately $2,641,000 related to appreciated securities and approximately $220,000 related to depreciated securities.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.2%
Internet Software & Services	13.2
Information Technology Services	11.4
Textiles, Apparel & Luxury Goods	9.8
Food Products	9.8
Beverages	8.8
Internet & Catalog Retail	7.4
Road & Rail	6.1
Diversified Consumer Services	5.3
Total Investments	100.0%

*   Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Australia (11.7%)
Dexus Property Group REIT	77,799	$448
Federation Centres REIT	166,689	385
Goodman Group REIT	303,776	1,464
GPT Group REIT	317,166	1,102
Investa Office Fund REIT	148,891	441
Mirvac Group REIT	546,747	835
Novion Property Group REIT	29,512	56
Scentre Group REIT	964,743	2,741
Stockland REIT	326,645	1,116
Westfield Corp. REIT	377,325	2,737
		11,325
Austria (0.5%)
Atrium European Real Estate Ltd. (a)	63,648	298
BUWOG AG (a)	8,575	176
		474
China (0.6%)
China Resources Land Ltd. (b)	14,555	41
Dalian Wanda Commercial Properties Co., Ltd. H Shares (a)(b)(c)	44,400	275
Guangzhou R&F Properties Co., Ltd. H Shares (b)	280,000	286
		602
Finland (1.0%)
Citycon Oyj (a)	174,983	568
Sponda Oyj	99,933	429
		997
France (6.4%)
Fonciere Des Regions REIT	2,104	208
Fonciere Des Regions REIT (a)	131	13
Gecina SA REIT	6,255	846
ICADE REIT	6,171	558
Klepierre REIT	17,105	840
Unibail-Rodamco SE REIT	13,476	3,637
Unibail-Rodamco SE REIT	416	112
		6,214
Germany (2.7%)
Deutsche Annington Immobilien SE	25,973	878
Deutsche Euroshop AG	7,029	349
Deutsche Wohnen AG	21,156	543
DO Deutsche Office AG REIT (a)	45,244	197
LEG Immobilien AG (a)	8,383	666
		2,633
Hong Kong (22.6%)
Champion REIT	235,000	112
Hang Lung Properties Ltd.	171,000	481
Henderson Land Development Co., Ltd.	120,298	844
Hongkong Land Holdings Ltd.	478,600	3,616
Hysan Development Co., Ltd.	450,836	1,980
Kerry Properties Ltd.	122,771	427
Link REIT (The)	405,395	2,495

New World Development Co., Ltd.	977,748	1,132
Sino Land Co., Ltd.	246,945	402
Sun Hung Kai Properties Ltd.	454,456	6,996
Swire Properties Ltd.	380,100	1,235
Wharf Holdings Ltd.	296,117	2,064
		21,784
Ireland (0.5%)
Green REIT PLC	65,186	115
Hibernia REIT PLC	263,942	332
		447
Italy (0.3%)
Beni Stabili SpA REIT	359,715	282

Japan (25.9%)
Activia Properties, Inc. REIT	104	909
Advance Residence Investment Corp. REIT	120	288
Aeon Mall Co., Ltd.	3,800	75
Daibiru Corp.	7,000	72
Daiwa Office Investment Corp. REIT	48	259
Frontier Real Estate Investment Corp. REIT	15	71
GLP J-REIT	561	581
Hulic Co., Ltd.	21,500	241
Hulic REIT, Inc.	255	392
Japan Real Estate Investment Corp. REIT	259	1,218
Japan Retail Fund Investment Corp. REIT	288	573
Kenedix Office Investment Corp. REIT	16	88
Mitsubishi Estate Co., Ltd.	266,000	6,174
Mitsui Fudosan Co., Ltd.	209,000	6,143
Mori Hills Investment Corp. REIT	401	565
Nippon Building Fund, Inc. REIT	254	1,247
Nippon Healthcare Investment Corp. REIT (a)	15	34
Nippon Prologis, Inc. REIT	258	568
NTT Urban Development Corp.	5,800	58
Orix, Inc. J-REIT	390	558
Premier Investment Corp.	12	69
Sumitomo Realty & Development Co., Ltd.	95,000	3,421
Tokyo Tatemono Co., Ltd.	75,000	550
United Urban Investment Corp. REIT	517	805
		24,959
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	4,769,371	—

Netherlands (1.1%)
Eurocommercial Properties N.V. CVA REIT	12,035	552
Wereldhave N.V. REIT	6,802	457
		1,009
Norway (0.6%)
Entra ASA (a)(c)	45,223	470
Norwegian Property ASA (a)	75,416	97
		567
Singapore (4.9%)
Ascendas Real Estate Investment Trust REIT	188,300	355
CapitaCommercial Trust REIT	54,000	69

CapitaLand Ltd.	574,700	1,497
CapitaMall Trust REIT	292,800	469
City Developments Ltd.	56,600	414
Global Logistic Properties Ltd.	591,700	1,140
SPH REIT	222,900	169
UOL Group Ltd.	100,748	559
		4,672
Spain (0.2%)
Hispania Activos Inmobiliarios SAU (a)	11,745	155

Sweden (1.7%)
Atrium Ljungberg AB, Class B	18,862	287
Castellum AB	12,440	188
Fabege AB	21,333	306
Hufvudstaden AB, Class A	64,772	890
		1,671
Switzerland (1.7%)
Mobimo Holding AG (Registered) (a)	426	101
PSP Swiss Property AG (Registered) (a)	14,869	1,401
Swiss Prime Site AG (Registered) (a)	1,994	173
		1,675
United Kingdom (16.6%)
British Land Co., PLC REIT	250,935	3,096
Capital & Counties Properties PLC	88,477	526
Capital & Regional PLC REIT	600,980	515
Derwent London PLC REIT	24,368	1,235
Grainger PLC	132,485	405
Great Portland Estates PLC REIT	95,433	1,148
Hammerson PLC REIT	141,126	1,391
Helical Bar PLC	209	1
Intu Properties PLC REIT	124,431	642
Land Securities Group PLC REIT	176,924	3,287
LXB Retail Properties PLC (a)	330,988	653
Quintain Estates & Development PLC (a)	477,988	670
Safestore Holdings PLC REIT	75,532	326
Segro PLC REIT	76,621	474
Shaftesbury PLC REIT	33,009	407
ST Modwen Properties PLC	30,524	201
Unite Group PLC	57,917	503
Urban & Civic PLC	107,303	411
Workspace Group PLC REIT	9,943	126
		16,017
Total Common Stocks (Cost $91,711)		95,483

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $586)	586,168	586
Total Investments (99.6%) (Cost $92,297) (g)+		96,069
Other Assets in Excess of Liabilities (0.4%)		372
Net Assets (100.0%)		$96,441

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security has been deemed illiquid at March 31, 2015.
(e)

At March 31, 2015, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $95,470,000 and 99.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $92,297,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,772,000 of which approximately $7,209,000 related to appreciated securities and approximately $3,437,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	56.2%
Retail	21.1
Office	12.8
Other*	9.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (96.9%)
Australia (5.1%)
DUET Group (a)	2,987,778	$5,791
Macquarie Atlas Roads Group	1,521,584	3,758
Spark Infrastructure Group	519,492	781
Sydney Airport	477,967	1,881
Transurban Group	1,234,345	8,940
		21,151
Austria (2.4%)
Flughafen Wien AG	115,209	10,029

Brazil (0.6%)
Arteris SA	479,300	1,127
CCR SA	289,640	1,479
		2,606
Canada (12.3%)
Enbridge, Inc.	544,140	26,228
Inter Pipeline Ltd. (a)	198,969	5,128
Pembina Pipeline Corp. (a)	133,532	4,219
TransCanada Corp. (a)	367,191	15,702
		51,277
China (7.3%)
China Everbright International Ltd. (b)	3,484,000	5,832
China Gas Holdings Ltd. (b)	140,000	229
China Merchants Holdings International Co., Ltd. (b)	761,439	2,985
ENN Energy Holdings Ltd. (b)	882,000	5,407
Guangdong Investment Ltd. (b)	6,234,000	8,161
Hopewell Highway Infrastructure Ltd. (b)	11,166,000	5,315
Jiangsu Expressway Co., Ltd. H Shares (b)	1,932,322	2,596
		30,525
France (4.7%)
Eutelsat Communications SA	256,011	8,476
SES SA	114,901	4,067
Vinci SA	120,670	6,906
		19,449
Italy (2.9%)
Atlantia SpA	240,014	6,302
Snam SpA	968,072	4,689
Societa Iniziative Autostradali e Servizi SpA	105,931	1,232
		12,223
Japan (1.5%)
Tokyo Gas Co., Ltd.	1,008,000	6,348

Netherlands (1.4%)
Koninklijke Vopak N.V. (a)	103,511	5,720

Spain (2.2%)
Ferrovial SA	167,596	3,564
Red Electrica Corp., SA	18,640	1,512

Saeta Yield SA (c)	366,011	4,113
		9,189
Switzerland (1.7%)
Flughafen Zuerich AG (Registered)	9,149	7,207

United Kingdom (7.6%)
John Laing Group PLC (c)(d)	1,704,208	5,214
National Grid PLC	1,109,889	14,190
Pennon Group PLC	356,571	4,361
Severn Trent PLC	121,350	3,705
United Utilities Group PLC	312,002	4,317
		31,787
United States (47.2%)
American Tower Corp. REIT	175,200	16,495
American Water Works Co., Inc.	74,070	4,015
Atmos Energy Corp.	35,212	1,947
CenterPoint Energy, Inc.	322,589	6,584
Cheniere Energy, Inc. (c)	82,591	6,393
Crown Castle International Corp. REIT	246,395	20,338
Enbridge Energy Management LLC (a)(c)	235,191	8,556
Eversource Energy	65,141	3,291
ITC Holdings Corp.	216,895	8,118
Kinder Morgan, Inc.	864,912	36,378
NiSource, Inc.	97,094	4,288
ONEOK, Inc. (a)	103,790	5,007
Pattern Energy Group, Inc.	189,491	5,367
PG&E Corp.	194,936	10,345
Plains GP Holdings LP, Class A	44,802	1,271
SBA Communications Corp., Class A (c)	56,500	6,616
SemGroup Corp., Class A	84,401	6,865
Sempra Energy	107,915	11,765
Spectra Energy Corp. (a)	324,413	11,734
Targa Resources Corp.	27,600	2,644
TerraForm Power, Inc. (c)	14,910	544
Union Pacific Corp.	29,380	3,182
Williams Cos., Inc. (The)	295,878	14,969
		196,712
Total Common Stocks (Cost $320,758)		404,223

Short-Term Investments (5.6%)
Securities held as Collateral on Loaned Securities (2.4%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	8,807,315	8,807

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
BNP Paribas Securities Corp., (0.10%, dated 3/31/15, due 4/1/15; proceeds $412; fully collateralized by various U.S. Government obligations; 2.13% - 2.75% due 7/31/21 - 11/15/42; valued at $421)	$412	412

Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $884; fully collateralized by various Common Stocks, an Exchange Traded Fund and various Corporate Bonds; 5.80% - 7.63% due 2/1/23 - 9/25/23; valued at $955)	884	884
		1,296
Total Securities held as Collateral on Loaned Securities (Cost $10,103)		10,103

	Shares	Value (000)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $13,391)	13,390,769	13,391
Total Short-Term Investments (Cost $23,494)		23,494
Total Investments (102.5%) (Cost $344,252) Including $20,543 of Securities Loaned (f)+		427,717
Liabilities in Excess of Other Assets (-2.5%)		(10,551)
Net Assets (100.0%)		$417,166

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $20,543,000 and $21,637,000, respectively. The Portfolio received cash collateral of approximately $10,146,000, of which approximately $10,103,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2015, there was uninvested cash collateral of approximately $43,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $11,491,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $144,301,000 and 34.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $344,252,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $83,465,000 of which approximately $86,259,000 related to appreciated securities and approximately $2,794,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	44.4%
Communications	13.4
Other**	11.6
Electricity Transmission & Distribution	9.2
Toll Roads	9.0
Water	7.3
Diversified	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (92.2%)
Beverages (4.0%)
Monster Beverage Corp. (a)	4,226	$585
PepsiCo, Inc.	8,674	829
		1,414
Diversified Financial Services (6.7%)
Berkshire Hathaway, Inc., Class B (a)	6,879	993
McGraw Hill Financial, Inc.	9,522	985
MSCI, Inc.	6,365	390
		2,368
Food & Staples Retailing (5.1%)
Costco Wholesale Corp.	5,852	887
Walgreens Boots Alliance, Inc.	10,787	913
		1,800
Food Products (8.5%)
Keurig Green Mountain, Inc.	6,281	702
McCormick & Co., Inc.	4,243	327
Mead Johnson Nutrition Co.	11,714	1,177
Nestle SA ADR (Switzerland)	10,245	771
		2,977
Hotels, Restaurants & Leisure (6.2%)
Dunkin’ Brands Group, Inc.	6,346	302
Panera Bread Co., Class A (a)	1,691	270
Restaurant Brands International, Inc.	12,131	466
Starbucks Corp.	12,025	1,139
		2,177
Information Technology Services (5.5%)
Cognizant Technology Solutions Corp., Class A (a)	7,105	443
Mastercard, Inc., Class A	9,695	838
Visa, Inc., Class A	9,772	639
		1,920
Insurance (2.6%)
Progressive Corp. (The)	34,022	925

Internet & Catalog Retail (7.4%)
Amazon.com, Inc. (a)	7,036	2,618

Internet Software & Services (23.1%)
Alibaba Group Holding Ltd. ADR (China) (a)	5,089	424
eBay, Inc. (a)	5,773	333
Facebook, Inc., Class A (a)	32,352	2,660
Google, Inc., Class A (a)	1,587	880
Google, Inc., Class C (a)	2,035	1,115
LinkedIn Corp., Class A (a)	4,403	1,100
Twitter, Inc. (a)	31,854	1,595
		8,107
Life Sciences Tools & Services (2.3%)
Thermo Fisher Scientific, Inc.	5,993	805

Media (4.2%)
Naspers Ltd., Class N (South Africa)	4,007	615
Walt Disney Co. (The)	8,334	874
		1,489
Pharmaceuticals (5.6%)
Valeant Pharmaceuticals International, Inc. (Canada) (a)	5,425	1,077
Zoetis, Inc.	18,877	874
		1,951
Specialty Retail (3.9%)
L Brands, Inc.	5,819	549
TJX Cos., Inc. (The)	11,651	816
		1,365
Tech Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	9,447	1,176

Textiles, Apparel & Luxury Goods (3.8%)
Christian Dior SE (France)	4,306	809
Hermes International (France)	242	86
Michael Kors Holdings Ltd. (a)	6,592	433
		1,328
Total Common Stocks (Cost $23,741)		32,420

	Notional Amount	Value (000)
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY June 2015 @ CNY 6.62	4,473,209	2
USD/CNY November 2015 @ CNY 6.65	4,375,807	13
Total Call Options Purchased (Cost $27)		15

	Shares
Short-Term Investment (5.3%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $1,856)	1,855,512	1,856
Total Investments (97.5%) (Cost $25,624) (c)+		34,291
Other Assets in Excess of Liabilities (2.5%)		863
Net Assets (100.0%)		$35,154

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $1,510,000 and 4.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $25,624,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $8,667,000 of which approximately $8,973,000 related to appreciated securities and approximately $306,000 related to depreciated securities.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.8%
Internet Software & Services	23.6
Food Products	8.7
Internet & Catalog Retail	7.6
Diversified Financial Services	6.9
Hotels, Restaurants & Leisure	6.4
Pharmaceuticals	5.7
Information Technology Services	5.6
Short-Term Investment	5.4
Food & Staples Retailing	5.3
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (93.9%)
Automobiles (3.0%)
Tesla Motors, Inc. (a)(b)	568,793	$107,371

Biotechnology (2.6%)
Alexion Pharmaceuticals, Inc. (a)	98,706	17,106
Alnylam Pharmaceuticals, Inc. (a)	163,317	17,054
Gilead Sciences, Inc. (a)	358,496	35,179
Regeneron Pharmaceuticals, Inc. (a)	49,722	22,448
		91,787
Chemicals (1.6%)
Monsanto Co.	520,239	58,548

Diversified Financial Services (3.9%)
McGraw Hill Financial, Inc.	948,641	98,089
MSCI, Inc.	670,084	41,083
		139,172
Electrical Equipment (0.5%)
SolarCity Corp. (a)(b)	318,393	16,327

Food Products (4.7%)
Keurig Green Mountain, Inc.	674,471	75,358
Mead Johnson Nutrition Co.	916,033	92,089
		167,447
Health Care Equipment & Supplies (4.0%)
Intuitive Surgical, Inc. (a)	286,188	144,534

Health Care Technology (0.8%)
athenahealth, Inc. (a)	236,867	28,280

Hotels, Restaurants & Leisure (2.2%)
Starbucks Corp.	842,983	79,830

Information Technology Services (4.4%)
Mastercard, Inc., Class A	1,038,087	89,680
Visa, Inc., Class A	1,046,264	68,436
		158,116
Insurance (1.8%)
Progressive Corp. (The)	2,403,924	65,387

Internet & Catalog Retail (13.3%)
Amazon.com, Inc. (a)	759,573	282,637
JD.com, Inc. ADR (China) (a)	1,373,136	40,343
Netflix, Inc. (a)	87,312	36,382
Priceline Group, Inc. (a)	101,694	118,387
		477,749
Internet Software & Services (24.0%)
Alibaba Group Holding Ltd. ADR (China) (a)	561,032	46,700
eBay, Inc. (a)	614,772	35,460
Facebook, Inc., Class A (a)	3,373,028	277,314
Google, Inc., Class A (a)	142,007	78,771

Google, Inc., Class C (a)	239,423	131,204
LinkedIn Corp., Class A (a)	477,669	119,350
Twitter, Inc. (a)	3,410,377	170,792
		859,591
Life Sciences Tools & Services (4.9%)
Illumina, Inc. (a)	940,088	174,518

Media (2.4%)
Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost - $20,782; acquired 10/15/14)	9,806	20,513
Naspers Ltd., Class N (South Africa)	428,659	65,816
		86,329
Pharmaceuticals (5.5%)
Actavis PLC (a)	187,937	55,934
Valeant Pharmaceuticals International, Inc. (Canada) (a)	715,209	142,055
		197,989
Semiconductors & Semiconductor Equipment (1.0%)
ARM Holdings PLC ADR (United Kingdom)	694,646	34,246

Software (7.9%)
FireEye, Inc. (a)	680,324	26,703
Salesforce.com, Inc. (a)	1,760,531	117,621
Splunk, Inc. (a)	584,913	34,627
Workday, Inc., Class A (a)	1,229,214	103,758
		282,709
Tech Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	1,006,583	125,249

Textiles, Apparel & Luxury Goods (1.9%)
Michael Kors Holdings Ltd. (a)	1,053,836	69,290
Total Common Stocks (Cost $1,854,415)		3,364,469

Preferred Stocks (1.7%)
Internet & Catalog Retail (1.5%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $20,639; acquired 4/16/14)	506,928	25,554
Flipkart Online Services Pvt Ltd. Series F (a)(c)(d)(e) (acquisition cost - $15,000; acquired 8/18/14)	207,900	27,235
		52,789
Internet Software & Services (0.2%)
Dropbox, Inc. Series C (a)(c)(d)(e) (acquisition cost - $7,182; acquired 1/30/14)	375,979	7,151
Total Preferred Stocks (Cost $42,821)		59,940

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY June 2015 @ CNY 6.62	625,443,924	245
USD/CNY November 2015 @ CNY 6.65	542,337,450	1,657

Total Call Options Purchased (Cost $3,519)	1,902

	Shares	Value (000)
Short-Term Investments (8.0%)
Securities held as Collateral on Loaned Securities (3.5%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	109,310,887	109,311

	Face Amount (000)
Repurchase Agreements (0.4%)
BNP Paribas Securities Corp., (0.10%, dated 3/31/15, due 4/1/15; proceeds $5,117; fully collateralized by various U.S. Government obligations; 2.13% - 2.75% due 7/31/21 - 11/15/42; valued at $5,219)	$5,117	5,117
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $10,965; fully collateralized by various Common Stocks, a Exchange Traded Fund and various Corporate Bonds; 5.80% - 7.63% due 2/1/23 - 9/25/23; valued at $11,847)	10,965	10,965
		16,082
Total Securities held as Collateral on Loaned Securities (Cost $125,393)		125,393

	Shares
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $161,098)	161,098,343	161,098
Total Short-Term Investments (Cost $286,491)		286,491
Total Investments (103.7%) (Cost $2,187,246) Including $122,530 of Securities Loaned (g)+		3,712,802
Liabilities in Excess of Other Assets (-3.7%)		(130,843)
Net Assets (100.0%)		$3,581,959

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $122,530,000 and $125,928,000, respectively. The Portfolio received cash collateral of approximately $125,393,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $535,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security has been deemed illiquid at March 31, 2015.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2015 amounts to approximately $80,453,000 and represents 2.2% of net assets.

(e)

At March 31, 2015, the Portfolio held fair valued securities valued at approximately $80,453,000, representing 2.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rate share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $32,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $65,816,000 and 1.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $2,187,246,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,525,556,000 of which approximately $1,565,497,000 related to appreciated securities and approximately $39,941,000 related to depreciated securities.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	47.6%
Internet Software & Services	24.2
Internet & Catalog Retail	14.8
Software	7.9
Pharmaceuticals	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (88.1%)
Aerospace & Defense (1.9%)
United Technologies Corp.	418	$49

Air Freight & Logistics (2.1%)
Expeditors International of Washington, Inc.	1,095	53

Beverages (0.4%)
Big Rock Brewery, Inc. (Canada)	1,422	9

Chemicals (5.3%)
Mosaic Co. (The)	2,612	120
Rayonier Advanced Materials, Inc.	983	15
		135
Diversified Financial Services (9.7%)
Berkshire Hathaway, Inc., Class B (a)	674	97
Leucadia National Corp.	4,256	95
McGraw Hill Financial, Inc.	536	56
		248
Electrical Equipment (6.4%)
Babcock & Wilcox Co. (The)	5,048	162

Energy Equipment & Services (2.5%)
Dresser-Rand Group, Inc. (a)	787	63

Food Products (2.0%)
Nestle SA ADR (Switzerland)	672	51

Health Care Equipment & Supplies (7.7%)
Abbott Laboratories	1,115	52
Intuitive Surgical, Inc. (a)	289	146
		198
Health Care Technology (0.5%)
Castlight Health, Inc., Class B (a)(b)	1,512	12

Hotels, Restaurants & Leisure (0.3%)
Ignite Restaurant Group, Inc. (a)	1,642	8

Household Durables (3.9%)
Garmin Ltd.	1,002	48
NVR, Inc. (a)	40	53
		101
Industrial Conglomerates (4.6%)
Koninklijke Philips N.V. (Netherlands)	4,176	118

Insurance (12.8%)
Arch Capital Group Ltd. (a)	1,192	74
Progressive Corp. (The)	5,486	149
RenaissanceRe Holdings Ltd.	1,045	104
		327

Internet & Catalog Retail (3.2%)
Amazon.com, Inc. (a)	162	60
zulily, Inc., Class A (a)	1,564	21
		81
Internet Software & Services (5.8%)
eBay, Inc. (a)	1,830	105
Pandora Media, Inc. (a)	2,577	42
		147
Leisure Products (0.4%)
Vista Outdoor, Inc. (a)	235	10

Machinery (6.0%)
Manitowoc Co., Inc. (The)	7,107	153

Media (6.0%)
News Corp., Class A (a)	3,221	51
Time Warner, Inc.	1,207	102
		153
Software (3.8%)
Solera Holdings, Inc.	1,863	96

Specialty Retail (1.0%)
Lumber Liquidators Holdings, Inc. (a)	872	27

Trading Companies & Distributors (1.8%)
Fastenal Co.	1,098	45
Total Common Stocks (Cost $2,133)		2,246

No. of Warrants
Warrants (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co. (a) (Cost $1)	119	—	@

	Shares	Value (000)
Short-Term Investments (11.0%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	10,500	10

Face Amount (000)
Repurchase Agreements (0.1%)
BNP Paribas Securities Corp., (0.10%, dated 3/31/15, due 4/1/15; proceeds $1; fully collateralized by various U.S. Government obligations; 2.13% - 2.75% due 7/31/21 - 11/15/42; valued at $1)	$1	1

Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $1; fully collateralized by various Common Stocks, a Exchange Traded Fund and various Corporate Bonds; 5.80% - 7.63% due 2/1/23 - 9/25/23; valued at $1)	1	1
		2
Total Securities held as Collateral on Loaned Securities (Cost $12)		12

	Shares	Value (000)
Investment Company (10.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $267)	267,282	267
Total Short-Term Investments (Cost $279)		279
Total Investments (99.1%) (Cost $2,413) Including $12 of Securities Loaned +		2,525
Other Assets in Excess of Liabilities (0.9%)		24
Net Assets (100.0%)		$2,549

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $12,000 and $12,000, respectively. The Portfolio received cash collateral of approximately $12,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of less than $500, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $2,413,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $112,000 of which approximately $216,000 related to appreciated securities and approximately $104,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	28.8%
Insurance	13.0
Short-Term Investment	10.6
Diversified Financial Services	9.9
Health Care Equipment & Supplies	7.9
Electrical Equipment	6.4
Machinery	6.1
Media	6.1
Internet Software & Services	5.8
Chemicals	5.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (95.0%)
Aerospace & Defense (2.0%)
TransDigm Group, Inc.	20,631	$4,512

Air Freight & Logistics (1.3%)
Expeditors International of Washington, Inc.	63,020	3,036

Beverages (1.7%)
Anheuser-Busch InBev N.V. (Belgium)	31,789	3,889

Capital Markets (5.2%)
CETIP SA - Mercados Organizados (Brazil)	272,197	2,716
WisdomTree Investments, Inc.	433,316	9,299
		12,015
Chemicals (3.7%)
Monsanto Co.	75,665	8,515

Diversified Consumer Services (2.8%)
TAL Education Group ADR (China) (a)	193,693	6,435

Diversified Financial Services (4.9%)
CME Group, Inc.	43,040	4,077
MSCI, Inc.	117,147	7,182
		11,259
Hotels, Restaurants & Leisure (2.0%)
Wynn Resorts Ltd.	37,580	4,731

Information Technology Services (18.6%)
Cognizant Technology Solutions Corp., Class A (a)	120,979	7,548
EPAM Systems, Inc. (a)	59,911	3,672
FleetCor Technologies, Inc. (a)	28,821	4,350
Luxoft Holding, Inc. (a)	56,459	2,921
Mastercard, Inc., Class A	141,735	12,244
Visa, Inc., Class A	185,760	12,151
		42,886
Insurance (1.8%)
Greenlight Capital Re Ltd., Class A (a)	130,578	4,152

Internet & Catalog Retail (19.7%)
Amazon.com, Inc. (a)	84,885	31,586
Priceline Group, Inc. (a)	11,825	13,766
		45,352
Internet Software & Services (25.4%)
Baidu, Inc. ADR (China) (a)	18,928	3,945
Facebook, Inc., Class A (a)	339,725	27,930
Google, Inc., Class A (a)	15,402	8,543
Google, Inc., Class C (a)	19,459	10,664
NAVER Corp. (Korea, Republic of)	5,359	3,234
Twitter, Inc. (a)	85,659	4,290
		58,606

Media (1.3%)
Naspers Ltd., Class N (South Africa)	19,691	3,023

Road & Rail (2.9%)
DSV A/S (Denmark)	211,339	6,576

Textiles, Apparel & Luxury Goods (1.7%)
Burberry Group PLC (United Kingdom)	156,401	4,017
Total Common Stocks (Cost $107,501)		219,004

Preferred Stock (0.8%)
Internet & Catalog Retail (0.8%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost - $1,502; acquired 4/16/14) (Cost $1,502)	36,894	1,860

Participation Note (3.0%)
Beverages (3.0%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a) (Cost $5,044)	221,337	6,995

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY June 2015 @ CNY 6.62	43,552,434	17
USD/CNY November 2015 @ CNY 6.65	36,335,180	111
Total Call Options Purchased (Cost $241)		128

	Shares
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $3,405)	3,405,313	3,405
Total Investments (100.4%) (Cost $117,693) (f)+		231,392
Liabilities in Excess of Other Assets (-0.4%)		(864)
Net Assets (100.0%)		$230,528

(a)	Non-income producing security.
(b)

At March 31, 2015, the Portfolio held a fair valued security valued at approximately $1,860,000, representing 0.8% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2015 amounts to approximately $1,860,000 and represents 0.8% of net assets.

(d)	Security has been deemed illiquid at March 31, 2015.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $20,739,000 and 9.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $117,693,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $113,699,000 of which approximately $113,812,000 related to appreciated securities and approximately $113,000 related to depreciated securities.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	30.6%
Internet Software & Services	25.3
Internet & Catalog Retail	20.4
Information Technology Services	18.5
Capital Markets	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (89.6%)
Air Freight & Logistics (3.2%)
XPO Logistics, Inc. (a)	1,412,229	$64,214

Biotechnology (3.5%)
ACADIA Pharmaceuticals, Inc. (a)	162,834	5,307
Agios Pharmaceuticals, Inc. (a)(b)	122,760	11,576
Alnylam Pharmaceuticals, Inc. (a)	92,559	9,665
Clovis Oncology, Inc. (a)	88,069	6,537
Intrexon Corp. (a)(b)	359,285	16,301
Ironwood Pharmaceuticals, Inc. (a)	850,986	13,616
Spark Therapeutics, Inc. (a)(b)	114,620	8,883
		71,885
Capital Markets (8.3%)
Capitol Acquisition Corp. II (Units) (a)(c)	660,588	7,068
Financial Engines, Inc. (b)	1,083,739	45,333
Greenhill & Co., Inc.	729,558	28,927
WisdomTree Investments, Inc.	4,034,702	86,585
		167,913
Chemicals (1.0%)
Platform Specialty Products Corp. (a)	823,079	21,120

Construction Materials (0.9%)
Eagle Materials, Inc.	233,444	19,506

Electric Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(d)(e)	6,682,555	—

Electronic Equipment, Instruments & Components (1.7%)
Cognex Corp. (a)	210,227	10,425
FARO Technologies, Inc. (a)	160,620	9,979
Universal Display Corp. (a)	308,799	14,437
		34,841
Energy Equipment & Services (0.5%)
US Silica Holdings, Inc. (b)	267,088	9,511

Health Care Equipment & Supplies (0.3%)
Sientra, Inc. (a)	309,591	5,941

Health Care Providers & Services (1.1%)
HealthEquity, Inc. (a)	905,587	22,631

Health Care Technology (8.9%)
athenahealth, Inc. (a)	540,344	64,512
Castlight Health, Inc., Class B (a)(b)	2,386,990	18,523
HMS Holdings Corp. (a)	1,476,418	22,811
Medidata Solutions, Inc. (a)	1,193,639	58,536
Veeva Systems, Inc., Class A (a)(b)	610,952	15,597
		179,979
Hotels, Restaurants & Leisure (6.3%)
Fiesta Restaurant Group, Inc. (a)	910,137	55,518
Habit Restaurants, Inc. (The) (a)(b)	293,586	9,436
Krispy Kreme Doughnuts, Inc. (a)	1,320,425	26,395

Shake Shack, Inc., Class A (a)(b)	132,027	6,608
Zoe’s Kitchen, Inc. (a)(b)	916,662	30,516
		128,473
Household Durables (0.4%)
iRobot Corp. (a)(b)	247,945	8,090

Internet & Catalog Retail (7.0%)
Blue Nile, Inc. (a)	960,728	30,590
Groupon, Inc. (a)	1,457,356	10,507
Jumei International Holding Ltd. ADR (China) (a)(b)	822,418	13,011
MakeMyTrip Ltd. (India) (a)	824,302	18,102
Ocado Group PLC (United Kingdom) (a)	4,275,136	22,297
Qunar Cayman Islands Ltd. ADR (China) (a)(b)	323,279	13,335
Wayfair, Inc., Class A (a)(b)	482,663	15,503
zulily, Inc., Class A (a)(b)	1,384,476	17,984
		141,329
Internet Software & Services (21.1%)
Actua Corp. (a)	485,060	7,514
Angie’s List, Inc. (a)(b)	1,276,413	7,492
Autohome, Inc. ADR (China) (a)	555,373	24,420
Benefitfocus, Inc. (a)(b)	824,152	30,320
Coupons.com, Inc. (a)(b)	1,053,916	12,373
Criteo SA ADR (France) (a)	1,578,831	62,364
Dealertrack Technologies, Inc. (a)	1,100,265	42,382
Everyday Health, Inc. (a)	712,344	9,161
GrubHub, Inc. (a)	2,023,169	91,832
Just Eat PLC (United Kingdom) (a)	3,589,445	23,209
Marketo, Inc. (a)	334,501	8,570
New Relic, Inc. (a)(b)	98,610	3,422
OPOWER, Inc. (a)(b)	795,010	8,053
Twitter, Inc. (a)	1,592,751	79,765
Youku Tudou, Inc. ADR (China) (a)	593,410	7,418
Zillow Group, Inc., Class A (a)	100,652	10,095
		428,390
Media (0.6%)
Legend Pictures LLC Ltd. (a)(d)(e)(f) (acquisition cost - $5,829; acquired 3/8/12)	5,452	11,405

Pharmaceuticals (1.3%)
Impax Laboratories, Inc. (a)	578,194	27,100

Professional Services (6.9%)
Advisory Board Co. (The) (a)	907,668	48,361
Corporate Executive Board Co. (The)	593,667	47,410
WageWorks, Inc. (a)	851,459	45,408
		141,179
Semiconductors & Semiconductor Equipment (1.7%)
Tessera Technologies, Inc.	855,904	34,476

Software (8.4%)
Ellie Mae, Inc. (a)	574,334	31,766
FireEye, Inc. (a)	260,297	10,217
FleetMatics Group PLC (a)	553,550	24,827
Guidewire Software, Inc. (a)	908,012	47,771
RealPage, Inc. (a)	424,379	8,547

Solera Holdings, Inc.	711,003	36,730
Xero Ltd. (Australia) (a)	553,589	9,967
		169,825
Specialty Retail (6.2%)
Citi Trends, Inc. (a)	569,164	15,367
Five Below, Inc. (a)	1,118,836	39,797
Lumber Liquidators Holdings, Inc. (a)(b)	230,332	7,090
Restoration Hardware Holdings, Inc. (a)	634,578	62,944
		125,198
Tech Hardware, Storage & Peripherals (0.3%)
Nimble Storage, Inc. (a)(b)	283,647	6,328
Total Common Stocks (Cost $1,353,694)		1,819,334

Preferred Stocks (5.7%)
Health Care Technology (0.2%)
Grand Rounds, Inc. Series B (a)(d)(e)(f) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	3,106

Hotels, Restaurants & Leisure (0.9%)
Blue Bottle Coffee, Inc. Series B (a)(d)(e)(f) (acquisition cost - $13,714; acquired 1/24/14)	947,792	17,799

Internet & Catalog Retail (3.2%)
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost - $9,579; acquired 10/4/13)	417,464	54,688
Wayfair, Inc. Series B (a)	323,475	10,390
		65,078
Internet Software & Services (0.4%)
Doximity, Inc. Series C (a)(d)(e)(f) (acquisition cost - $8,482; acquired 4/10/14)	1,759,434	7,566
Mode Media Corporation Series M-1 (a)(d)(e)(f) (acquisition cost - $5,449; acquired 3/19/08)	361,920	637
Mode Media Corporation Escrow Series M-1 (a)(d)(e)(f) (acquisition cost - $506; acquired 3/19/08)	51,702	41
		8,244
Software (1.0%)
DOMO, Inc. (a)(d)(e)(f) (acquisition cost - $10,559; acquired 1/31/14 - 2/7/14)	2,554,715	11,087
Lookout, Inc. Series F (a)(d)(e)(f) (acquisition cost - $13,476; acquired 6/17/14)	1,179,743	9,497
		20,584
Tobacco (0.0%)
NJOY, Inc. Series D (a)(d)(e)(f) (acquisition cost - $6,363; acquired 2/14/14) (Cost $6,363)	375,918	861
Total Preferred Stocks (Cost $79,973)		115,672

Convertible Preferred Stock (0.0%)
Internet Software & Services (0.0%)
Youku Tudou, Inc., Class A (China) (a)(e)(f) (acquisition cost - $-@; acquired 9/16/10) (Cost $-@)	1	—	@

	Face Amount (000)	Value (000)
Promissory Notes (0.0%)
Internet Software & Services (0.0%)
Mode Media Corporation 9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost - $2,301; acquired 3/19/08)	$793	695
Mode Media Corporation Escrow 9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost - $55; acquired 3/19/08)	29	11
Total Promissory Notes (Cost $2,356)		706

	Notional Amount
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY June 2015 @ CNY 6.62	418,051,131	164
USD/CNY November 2015 @ CNY 6.65	326,873,064	999
Total Call Options Purchased (Cost $2,235)		1,163

Shares
Short-Term Investments (16.9%)
Securities held as Collateral on Loaned Securities (12.0%)
Investment Company (10.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	213,185,139	213,185

	Face Amount (000)
Repurchase Agreements (1.5%)
BNP Paribas Securities Corp., (0.10%, dated 3/31/15, due 4/1/15; proceeds $9,980; fully collateralized by various U.S. Government obligations; 2.13% - 2.75% due 7/31/21 - 11/15/42; valued at $10,179)	$9,980	9,980
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $21,384; fully collateralized by various Common Stocks, a Exchange Traded Fund and various Corporate Bonds; 5.80% - 7.63% due 2/1/23 - 9/25/23; valued at $23,105)	21,384	21,384
		31,364
Total Securities held as Collateral on Loaned Securities (Cost $244,549)		244,549

Shares
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $99,487)	99,486,891	99,487

Total Short-Term Investments (Cost $344,036)	344,036
Total Investments (112.3%) (Cost $1,782,294) Including $238,340 of Securities Loaned (h)+	2,280,911
Liabilities in Excess of Other Assets (-12.3%)	(250,663)
Net Assets (100.0%)	$2,030,248

(a)		Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $238,340,000 and $245,634,000, respectively. The Portfolio received cash collateral of approximately $245,593,000, of which approximately $244,549,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $1,044,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $41,000 was received in the form of U.S. Government agency securities and U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)		Consists of one or more classes of securities traded together as a unit.
(d)

At March 31, 2015, the Portfolio held fair valued securities valued at approximately $117,393,000, representing 5.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)		Security has been deemed illiquid at March 31, 2015.
(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2015 amounts to approximately $117,393,000 and represents 5.8% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $19,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $62,541,000 and 3.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $1,782,294,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $498,617,000 of which approximately $621,676,000 related to appreciated securities and approximately $123,059,000 related to depreciated securities.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	21.5%
Internet Software & Services	21.5
Internet & Catalog Retail	10.1
Software	9.4
Health Care Technology	9.0
Capital Markets	8.2
Hotels, Restaurants & Leisure	7.2
Professional Services	6.9
Specialty Retail	6.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (99.7%)
Apartments (18.8%)
AvalonBay Communities, Inc. REIT	335,158	$58,401
Camden Property Trust REIT	390,561	30,514
Equity Residential REIT	1,123,599	87,483
Essex Property Trust, Inc. REIT	43,378	9,973
Mid-America Apartment Communities, Inc. REIT	163,357	12,623
		198,994
Diversified (6.8%)
Lexington Realty Trust REIT	44,250	435
Urban Edge Properties REIT	192,001	4,551
Vornado Realty Trust REIT	596,536	66,812
		71,798
Health Care (7.5%)
HCP, Inc. REIT	363,759	15,718
Health Care REIT, Inc.	99,909	7,729
Healthcare Realty Trust, Inc. REIT	141,964	3,944
Senior Housing Properties Trust REIT	772,501	17,142
Ventas, Inc. REIT	479,275	34,996
		79,529
Industrial (5.2%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	14,000	6,781
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	7,059
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	7,574,257	7,090
KTR Industrial Fund II, LP REIT (a)(b)(c)(d)	9,195,652	9,913
ProLogis, Inc. REIT	483,509	21,062
Rexford Industrial Realty, Inc. REIT	218,617	3,456
		55,361
Lodging/Resorts (11.6%)
Chesapeake Lodging Trust	445,152	15,059
Extended Stay America, Inc. (Units) (e)	128,540	2,510
Hilton Worldwide Holdings, Inc. (a)	729,611	21,611
Host Hotels & Resorts, Inc. REIT	3,237,273	65,328
La Quinta Holdings, Inc. (a)	26,555	629
LaSalle Hotel Properties REIT	30,868	1,200
Starwood Hotels & Resorts Worldwide, Inc.	196,068	16,372
		122,709
Manufactured Homes (1.4%)
Equity Lifestyle Properties, Inc. REIT	264,216	14,519

Mixed Industrial/Office (1.3%)
Duke Realty Corp. REIT	268,845	5,853
Liberty Property Trust REIT	227,890	8,135
		13,988
Office (12.0%)
Alexandria Real Estate Equities, Inc. REIT	65,204	6,393
BioMed Realty Trust, Inc. REIT	282,006	6,390
Boston Properties, Inc. REIT	348,831	49,004
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	787
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	4,926

Corporate Office Properties Trust REIT	99,020	2,909
Cousins Properties, Inc. REIT	1,015,953	10,769
Douglas Emmett, Inc. REIT	542,760	16,180
Hudson Pacific Properties, Inc. REIT	441,256	14,645
Mack-Cali Realty Corp. REIT	515,344	9,936
Paramount Group, Inc. REIT	257,263	4,965
		126,904
Regional Malls (18.2%)
General Growth Properties, Inc. REIT	1,299,065	38,387
Macerich Co. (The) REIT	219,126	18,479
Simon Property Group, Inc. REIT	674,783	132,015
WP GLIMCHER, Inc. REIT	224,410	3,732
		192,613
Retail Free Standing (2.8%)
National Retail Properties, Inc. REIT	302,091	12,377
Realty Income Corp. REIT	184,780	9,534
STORE Capital Corp. REIT	359,131	8,386
		30,297
Self Storage (5.6%)
CubeSmart REIT	127,239	3,073
Public Storage REIT	252,169	49,713
Sovran Self Storage, Inc. REIT	73,530	6,907
		59,693
Shopping Centers (8.5%)
Acadia Realty Trust REIT	112,777	3,934
DDR Corp. REIT	119,566	2,226
Equity One, Inc. REIT	86,659	2,313
Federal Realty Investment Trust REIT	36,465	5,368
Kimco Realty Corp. REIT	798,624	21,443
Regency Centers Corp. REIT	490,293	33,360
Tanger Factory Outlet Centers, Inc. REIT	621,509	21,858
		90,502
Total Common Stocks (Cost $698,482)		1,056,907

Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $2,760)	2,760,150	2,760
Total Investments (100.0%) (Cost $701,242) +		1,059,667
Liabilities in Excess of Other Assets (0.0%) (g)		(153)
Net Assets (100.0%)		$1,059,514

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2015.

(c)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 5/08 and has a cost basis of approximately $224,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $8,180,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $6,166,000. Keystone Industrial Fund, LP was acquired between 3/06 - 6/11 and has a current cost basis of approximately $4,237,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of approximately $3,124,000. At March 31, 2015, these securities had an aggregate market value of approximately $36,556,000, representing 3.5% of net assets.

(d)

At March 31, 2015, the Portfolio held fair valued securities valued at approximately $36,556,000, representing 3.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)	Amount is less than 0.05%.
+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $701,242,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $358,425,000 of which approximately $366,143,000 related to appreciated securities and approximately $7,718,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Apartments	18.8%
Regional Malls	18.2
Office	12.0
Lodging/Resorts	11.6
Shopping Centers	8.5
Health Care	7.5
Diversified	6.8
Other*	5.8
Self Storage	5.6
Industrial	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Domestic Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (93.7%)
Brazil (11.0%)
Sovereign (11.0%)
Brazil Letras do Tesouro Nacional,
Zero Coupon, 1/1/19	BRL	536	$106
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/17 — 1/1/25		1,549	433
			539
Colombia (10.1%)
Sovereign (10.1%)
Colombia Government International Bond,
4.38%, 3/21/23	COP	364,000	128
9.85%, 6/28/27		552,000	276
Colombian TES,
10.00%, 7/24/24		125,000	58
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (a)		95,000	37
			499
Hungary (5.2%)
Sovereign (5.2%)
Hungary Government Bond,
5.50%, 6/24/25	HUF	17,500	75
6.00%, 11/24/23		27,820	120
7.50%, 11/12/20		14,000	62
			257
Indonesia (8.5%)
Sovereign (8.5%)
Deutsche Bank AG, Indonesia Government Bond, Credit Linked Notes,
11.00%, 12/15/20 (a)(b)	IDR	1,300,000	117
Indonesia Treasury Bond,
9.00%, 3/15/29		3,487,000	300
			417
Malaysia (7.5%)
Sovereign (7.5%)
Malaysia Government Bond,
3.39%, 3/15/17	MYR	408	110
3.81%, 2/15/17		333	91
4.16%, 7/15/21		215	59
4.50%, 4/15/30		385	108
			368
Mexico (7.8%)
Sovereign (7.8%)
Mexican Bonos,
6.50%, 6/10/21	MXN	3,200	220
8.50%, 11/18/38		410	34
10.00%, 12/5/24		1,500	128
			382

Peru (2.2%)
Sovereign (2.2%)
Peruvian Government International Bond, (Units)
5.70%, 8/12/24 (a)(c)	PEN	290	92
8.20%, 8/12/26 (c)		46	18
			110
Poland (7.1%)
Sovereign (7.1%)
Poland Government Bond,
5.75%, 10/25/21	PLN	1,075	348

Romania (2.4%)
Sovereign (2.4%)
Romania Government Bond,
4.75%, 2/24/25	RON	210	58
5.85%, 4/26/23		200	58
			116
Russia (3.9%)
Sovereign (3.9%)
Russian Federal Bond - OFZ,
6.20%, 1/31/18	RUB	5,172	77
6.80%, 12/11/19		1,100	16
7.00%, 8/16/23		7,397	97
			190
South Africa (9.9%)
Sovereign (9.9%)
South Africa Government Bond,
6.75%, 3/31/21	ZAR	1,400	112
7.25%, 1/15/20		550	46
8.00%, 1/31/30		4,020	327
			485
Thailand (6.9%)
Sovereign (6.9%)
Thailand Government Bond,
3.63%, 6/16/23	THB	10,298	341

Turkey (11.2%)
Corporate Bond (2.2%)
Turkiye Garanti Bankasi AS,
7.38%, 3/7/18 (a)	TRY	300	106

Sovereign (9.0%)
Turkey Government Bond,
7.10%, 3/8/23		365	131
9.00%, 3/8/17 — 7/24/24		636	251

Turkey Government International Bond,
7.00%, 6/5/20	$54	62
		444
		550
Total Fixed Income Securities (Cost $5,178)		4,602

No. of Warrants
Warrants (0.1%)
Venezuela (0.1%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (b)(d) (Cost $—)	495	4

	Shares	Value (000)
Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $183)	182,914	183
Total Investments (97.5%) (Cost $5,361) (f)+		4,789
Other Assets in Excess of Liabilities (2.5%)		122
Net Assets (100.0%)		$4,911

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.
(c)	Consists of one or more classes of securities traded together as a unit.
(d)	Security has been deemed illiquid at March 31, 2015.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency forward exchange and futures contracts.
+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $5,361,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $572,000 of which approximately $30,000 related to appreciated securities and approximately $602,000 related to depreciated securities.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	BRL	820	$257	4/2/15	USD	282	$282	$25
JPMorgan Chase Bank NA	BRL	100	32	4/2/15	USD	35	35	3
JPMorgan Chase Bank NA	BRL	100	32	4/2/15	USD	32	32	—	@
JPMorgan Chase Bank NA	BRL	175	54	4/2/15	USD	53	53	(1)
JPMorgan Chase Bank NA	BRL	176	55	4/2/15	USD	54	54	(1)
JPMorgan Chase Bank NA	BRL	187	59	4/2/15	USD	57	57	(2)
JPMorgan Chase Bank NA	BRL	340	106	4/2/15	USD	104	104	(2)
JPMorgan Chase Bank NA	BRL	180	56	4/2/15	USD	56	56	(—	)@
JPMorgan Chase Bank NA	BRL	146	46	4/2/15	USD	46	46	(—	)@
JPMorgan Chase Bank NA	BRL	470	148	4/2/15	USD	147	147	(1)
JPMorgan Chase Bank NA	BRL	1,102	346	4/2/15	USD	344	344	(2)
JPMorgan Chase Bank NA	USD	146	146	4/2/15	BRL	470	147	1
JPMorgan Chase Bank NA	USD	45	45	4/2/15	BRL	146	46	1
JPMorgan Chase Bank NA	USD	56	56	4/2/15	BRL	180	57	1
JPMorgan Chase Bank NA	USD	338	338	4/2/15	BRL	1,102	345	7
JPMorgan Chase Bank NA	USD	55	55	4/2/15	BRL	176	55	—	@
JPMorgan Chase Bank NA	USD	31	31	4/2/15	BRL	100	31	—	@
JPMorgan Chase Bank NA	USD	55	55	4/2/15	BRL	175	55	—	@
JPMorgan Chase Bank NA	USD	106	106	4/2/15	BRL	340	107	1
JPMorgan Chase Bank NA	USD	31	31	4/2/15	BRL	100	31	—	@
JPMorgan Chase Bank NA	USD	256	256	4/2/15	BRL	820	257	1
JPMorgan Chase Bank NA	USD	58	58	4/2/15	BRL	187	58	—	@
JPMorgan Chase Bank NA	HUF	26,100	93	4/7/15	USD	94	94	1
JPMorgan Chase Bank NA	PLN	80	21	4/7/15	USD	20	20	(1)
JPMorgan Chase Bank NA	PLN	1,200	316	4/7/15	USD	316	316	(—	)@
JPMorgan Chase Bank NA	USD	70	70	4/7/15	HUF	19,500	70	(—	)@

JPMorgan Chase Bank NA	USD	416	416	4/7/15	PLN	1,565	413	(3)
JPMorgan Chase Bank NA	USD	61	61	4/7/15	PLN	230	61	—	@
JPMorgan Chase Bank NA	USD	58	58	4/7/15	ZAR	700	58	(—	)@
JPMorgan Chase Bank NA	USD	44	44	4/7/15	ZAR	540	45	1
JPMorgan Chase Bank NA	USD	48	48	4/7/15	ZAR	580	48	—	@
JPMorgan Chase Bank NA	ZAR	1,970	162	4/7/15	USD	166	166	4
JPMorgan Chase Bank NA	ZAR	644	53	4/7/15	USD	53	53	—	@
JPMorgan Chase Bank NA	RON	307	75	4/10/15	USD	74	74	(1)
JPMorgan Chase Bank NA	RUB	3,000	51	4/10/15	USD	51	51	(—	)@
JPMorgan Chase Bank NA	USD	24	24	4/10/15	RON	100	24	—	@
JPMorgan Chase Bank NA	USD	49	49	4/10/15	RON	200	49	—	@
JPMorgan Chase Bank NA	USD	19	19	4/10/15	RUB	1,150	20	1
JPMorgan Chase Bank NA	USD	26	26	4/10/15	RUB	1,600	28	2
JPMorgan Chase Bank NA	USD	32	32	4/10/15	RUB	2,000	34	2
JPMorgan Chase Bank NA	COP	100,000	38	4/16/15	USD	37	37	(1)
JPMorgan Chase Bank NA	MYR	400	108	4/16/15	USD	108	108	—	@
JPMorgan Chase Bank NA	TRY	120	46	4/16/15	USD	46	46	(—	)@
JPMorgan Chase Bank NA	TRY	315	121	4/16/15	USD	121	121	(—	)@
JPMorgan Chase Bank NA	USD	202	202	4/16/15	COP	531,200	204	2
JPMorgan Chase Bank NA	USD	83	83	4/16/15	COP	221,000	85	2
JPMorgan Chase Bank NA	USD	88	88	4/16/15	TRY	233	90	2
JPMorgan Chase Bank NA	USD	42	42	4/16/15	TRY	110	42	—	@
JPMorgan Chase Bank NA	IDR	5,800,000	442	4/17/15	USD	437	437	(5)
JPMorgan Chase Bank NA	IDR	787,000	60	4/17/15	USD	60	60	(—	)@
JPMorgan Chase Bank NA	IDR	1,000,000	76	4/17/15	USD	77	77	1
JPMorgan Chase Bank NA	USD	49	49	4/17/15	IDR	650,000	49	—	@
JPMorgan Chase Bank NA	USD	62	62	4/17/15	IDR	814,000	62	—	@
JPMorgan Chase Bank NA	USD	438	438	4/17/15	IDR	5,750,000	438	—	@
JPMorgan Chase Bank NA	PEN	128	41	4/23/15	USD	41	41	—	@
JPMorgan Chase Bank NA	MXN	968	64	4/24/15	USD	65	65	1

JPMorgan Chase Bank NA	MXN	1,550	101	4/24/15	USD	102	102	1
JPMorgan Chase Bank NA	MXN	1,080	71	4/24/15	USD	71	71	(—	)@
JPMorgan Chase Bank NA	USD	304	304	4/24/15	MXN	4,600	301	(3)
JPMorgan Chase Bank NA	USD	24	24	5/4/15	NGN	5,000	24	—	@
JPMorgan Chase Bank NA	BRL	1,102	343	5/5/15	USD	336	336	(7)
JPMorgan Chase Bank NA	USD	167	167	5/5/15	BRL	540	168	1
			$6,956				$6,987	$31

Futures Contract:

The Portfolio had the following futures contract open at March 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
U.S. Treasury 5 yr. Note	2	$(240)	Jun-15	$(1)

@	Value is less than $500.
BRL	—	Brazilian Real
COP	—	Colombian Peso
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	93.9%
Other*	6.1
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include open short futures contract with an underlying face amount of approximately $240,000 with unrealized depreciation of approximately $1,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $31,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets External Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (88.8%)
Argentina (0.5%)
Sovereign (0.5%)
Republic of Argentina,
2.50%, 12/31/38 (a)(b)(c)	$345	$197

Brazil (6.9%)
Corporate Bonds (3.4%)
Banco Safra SA,
6.75%, 1/27/21	200	216
BRF SA,
4.75%, 5/22/24 (d)	200	195
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (d)	200	166
Odebrecht Offshore Drilling Finance Ltd.,
6.75%, 10/1/22 (d)	837	653
		1,230
Sovereign (3.5%)
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (d)	550	528
Brazilian Government International Bond,
4.88%, 1/22/21	300	317
5.00%, 1/27/45	450	418
		1,263
		2,493
Chile (3.5%)
Corporate Bond (0.5%)
Empresa Electrica Angamos SA,
4.88%, 5/25/29 (d)	200	199

Sovereign (3.0%)
Corp. Nacional del Cobre de Chile,
4.88%, 11/4/44 (d)	400	420
Empresa Nacional del Petroleo,
4.75%, 12/6/21	150	158
5.25%, 8/10/20	470	504
		1,082
		1,281
China (3.5%)
Sovereign (3.5%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	960	1,043
Sinopec Group Overseas Development 2014 Ltd.,
4.38%, 4/10/24	200	218
		1,261
Colombia (3.0%)
Corporate Bonds (0.5%)
Ecopetrol SA,
5.88%, 5/28/45	114	107

Pacific Rubiales Energy Corp.,
5.63%, 1/19/25 (d)	100	59
		166
Sovereign (2.5%)
Colombia Government International Bond,
4.38%, 7/12/21	200	213
5.00%, 6/15/45	366	378
11.75%, 2/25/20	220	305
		896
		1,062
Croatia (1.5%)
Sovereign (1.5%)
Croatia Government International Bond,
5.50%, 4/4/23	520	554

Dominican Republic (0.8%)
Sovereign (0.8%)
Dominican Republic International Bond,
6.85%, 1/27/45 (d)	184	194
7.45%, 4/30/44 (d)	100	113
		307
El Salvador (0.2%)
Sovereign (0.2%)
El Salvador Government International Bond,
6.38%, 1/18/27 (d)	80	80

Ethiopia (0.5%)
Sovereign (0.5%)
Federal Democratic Republic of Ethiopia,
6.63%, 12/11/24 (d)	200	195

Honduras (0.6%)
Sovereign (0.6%)
Republic of Honduras,
8.75%, 12/16/20	200	223

Hungary (3.7%)
Sovereign (3.7%)
Hungary Government International Bond,
4.00%, 3/25/19	20	21
5.38%, 3/25/24	162	182
5.75%, 11/22/23	880	1,016
6.38%, 3/29/21	108	126
		1,345
Indonesia (9.7%)
Sovereign (9.7%)
Indonesia Government International Bond,
5.13%, 1/15/45 (d)	200	211
5.88%, 1/15/24 (d)	310	359
7.75%, 1/17/38	307	421
Majapahit Holding BV,
7.75%, 1/20/20	329	390

Pertamina Persero PT,
4.30%, 5/20/23	1,260	1,269
6.45%, 5/30/44 (d)	400	431
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	400	438
		3,519
Iraq (0.6%)
Sovereign (0.6%)
Republic of Iraq,
5.80%, 1/15/28	250	211

Ivory Coast (1.4%)
Sovereign (1.4%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (d)	200	191
5.75%, 12/31/32	330	317
		508
Jamaica (0.6%)
Sovereign (0.6%)
Jamaica Government International Bond,
7.63%, 7/9/25	200	223

Kazakhstan (3.1%)
Sovereign (3.1%)
Kazakhstan Government International Bond,
3.88%, 10/14/24 (d)	200	186
KazMunayGas National Co., JSC,
6.00%, 11/7/44 (d)	200	161
6.38%, 4/9/21	775	776
		1,123
Kenya (1.2%)
Sovereign (1.2%)
Kenya Government International Bond,
6.88%, 6/24/24 (d)	400	420

Lithuania (1.0%)
Sovereign (1.0%)
Lithuania Government International Bond,
7.38%, 2/11/20	300	369

Mexico (12.8%)
Corporate Bonds (2.9%)
Alfa SAB de CV,
6.88%, 3/25/44	200	220
Cemex Finance LLC,
9.38%, 10/12/22	200	228
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (d)	199	209
Tenedora Nemak SA de CV,
5.50%, 2/28/23	400	416
		1,073

Sovereign (9.9%)
Mexico Government International Bond,
3.63%, 3/15/22	150	156
6.05%, 1/11/40	494	613
Petroleos Mexicanos,
3.50%, 1/30/23	150	147
4.88%, 1/24/22	1,108	1,179
5.63%, 1/23/46 (d)	910	926
6.50%, 6/2/41	190	216
6.63%, 6/15/35	330	379
		3,616
		4,689
Mozambique (0.5%)
Sovereign (0.5%)
EMATUM Via Mozambique EMATUM Finance 2020 BV,
6.31%, 9/11/20	200	193

Panama (2.0%)
Sovereign (2.0%)
Panama Government International Bond,
4.00%, 9/22/24	200	211
4.30%, 4/29/53	200	194
5.20%, 1/30/20	204	228
8.88%, 9/30/27	76	112
		745
Paraguay (1.2%)
Sovereign (1.2%)
Republic of Paraguay,
6.10%, 8/11/44 (d)	400	441

Peru (2.7%)
Corporate Bonds (1.2%)
Banco de Credito del Peru,
6.13%, 4/24/27 (d)(e)	212	231
Union Andina de Cementos SAA,
5.88%, 10/30/21 (d)	200	203
		434
Sovereign (1.5%)
Peruvian Government International Bond,
5.63%, 11/18/50	100	123
6.55%, 3/14/37	55	74
7.35%, 7/21/25	250	341
		538
		972
Philippines (4.8%)
Sovereign (4.8%)
Philippine Government International Bond,
3.95%, 1/20/40	772	823
4.20%, 1/21/24	580	651
9.50%, 2/2/30	166	280
		1,754

Poland (1.1%)
Sovereign (1.1%)
Poland Government International Bond,
3.00%, 3/17/23	345	355
4.00%, 1/22/24	40	44
		399
Romania (0.9%)
Sovereign (0.9%)
Romanian Government International Bond,
4.38%, 8/22/23 (d)	76	81
6.75%, 2/7/22	200	243
		324
Russia (6.0%)
Sovereign (6.0%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	200	193
5.63%, 4/4/42	400	383
7.50%, 3/31/30	1,400	1,609
		2,185
Serbia (0.9%)
Sovereign (0.9%)
Republic of Serbia,
4.88%, 2/25/20	320	329

South Africa (1.5%)
Corporate Bond (0.6%)
MTN Mauritius Investments Ltd.,
4.76%, 11/11/24 (d)	200	202

Sovereign (0.9%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25 (d)	200	202
South Africa Government International Bond,
4.67%, 1/17/24	130	138
		340
		542
Sri Lanka (0.6%)
Sovereign (0.6%)
Sri Lanka Government International Bond,
5.88%, 7/25/22	200	205

Tunisia (0.6%)
Sovereign (0.6%)
Banque Centrale de Tunisie SA,
5.75%, 1/30/25 (d)	200	203

Turkey (5.3%)
Sovereign (5.3%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (d)	200	211
Turkey Government International Bond,
3.25%, 3/23/23	1,180	1,120

4.88%, 4/16/43	200	198
5.63%, 3/30/21	250	275
6.88%, 3/17/36	100	124
		1,928
Venezuela (5.6%)
Sovereign (5.6%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	3,106	983
8.50%, 11/2/17	1,108	734
9.00%, 11/17/21	240	90
Venezuela Government International Bond,
9.00%, 5/7/23	280	102
9.25%, 5/7/28	50	18
11.75%, 10/21/26	290	118
		2,045
Total Fixed Income Securities (Cost $32,968)		32,325

	Shares	Value (000)
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $743)	743,397	743
Total Investments (90.8%) (Cost $33,711) (g)+		33,068
Other Assets in Excess of Liabilities (9.2%)		3,365
Net Assets (100.0%)		$36,433

(a)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with an open futures contract.
+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $33,711,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $643,000 of which approximately $706,000 related to appreciated securities and approximately $1,349,000 related to depreciated securities.

Futures Contract:
The Portfolio had the following futures contract open at March 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)

Short:
U.S. Treasury 2 yr. Note	8	$(1,753)	Jun-15	$(4)

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	87.8%
Corporate Bonds	10.0
Other*	2.2
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open short futures contract with an underlying face amount of approximately $1,753,000 with unrealized depreciation of approximately $4,000.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2015 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset
Assets:
Common Stocks
Aerospace & Defense	$—	$2,141	$—	$2,141
Air Freight & Logistics	—	1,382	—	1,382
Airlines	—	66	—	66
Auto Components	—	374	—	374
Automobiles	—	8,662	—	8,662
Banks	—	43,449	—	43,449
Beverages	1,771	5,865	—	7,636
Biotechnology	—	21	—	21
Building Products	—	968	—	968
Capital Markets	—	2,854	—	2,854
Chemicals	—	8,514	—	8,514
Commercial Services & Supplies	—	234	—	234
Communications Equipment	—	1,157	—	1,157
Construction & Engineering	4	1,923	—	1,927
Construction Materials	—	615	—	615
Consumer Finance	—	20	—	20
Containers & Packaging	—	29	—	29
Diversified Consumer Services	610	—	—	610
Diversified Financial Services	—	320	—	320
Diversified Telecommunication Services	—	8,302	—	8,302
Electric Utilities	—	3,782	—	3,782
Electrical Equipment	—	2,517	—	2,517
Electronic Equipment, Instruments & Components	—	228	—	228
Energy Equipment & Services	—	2	—	2
Food & Staples Retailing	2,145	3,388	—	5,533
Food Products	1,429	7,120	—	8,549
Gas Utilities	—	367	—	367
Health Care Equipment & Supplies	9	1,018	—	1,027
Health Care Providers & Services	—	86	—	86
Hotels, Restaurants & Leisure	2,447	300	—	2,747
Household Durables	—	83	—	83
Household Products	1,542	545	—	2,087
Independent Power Producers & Energy Traders	—	97	—	97
Industrial Conglomerates	—	5,580	—	5,580
Information Technology Services	4	260	—	264
Insurance	—	10,612	—	10,612
Internet Software & Services	—	2	—	2
Leisure Products	—	19	—	19
Machinery	—	1,265	—	1,265
Marine	—	391	—	391
Media	5	2,427	—	2,432
Metals & Mining	—	2,101	—	2,101
Multi-Utilities	—	4,067	—	4,067
Multi-line Retail	10,580	236	—	10,816
Oil, Gas & Consumable Fuels	—	12,841	—	12,841
Personal Products	111	2,653	—	2,764
Pharmaceuticals	—	14,738	—	14,738
Professional Services	—	212	—	212
Real Estate Investment Trusts (REITs)	—	1,229	—	1,229
Real Estate Management & Development	—	166	—	166
Road & Rail	—	157	—	157
Semiconductors & Semiconductor Equipment	—	2,012	—	2,012
Software	—	3,264	—	3,264
Specialty Retail	26,643	2,478	—	29,121
Tech Hardware, Storage & Peripherals	—	93	—	93
Textiles, Apparel & Luxury Goods	2,348	3,539	—	5,887
Tobacco	1,205	1,262	—	2,467
Trading Companies & Distributors	—	647	—	647
Transportation Infrastructure	—	371	—	371
Water Utilities	—	271	—	271
Wireless Telecommunication Services	430	950	—	1,380
Total Common Stocks	51,283	180,272	—	231,555
Rights	148	1	—	149
Investment Company	63	—	—	63
Fixed Income Securities - Sovereign	—	10,371	—	10,371
Short-Term Investments
Investment Company	315,310	—	—	315,310
U.S. Treasury Securities	—	22,479	—	22,479
Total Short-Term Investments	315,310	22,479	—	337,789
Foreign Currency Forward Exchange Contracts	—	1,912	—	1,912
Futures Contracts	5,267	—	—	5,267
Credit Default Swap Agreements	—	904	—	904
Interest Rate Swap Agreements	—	1,119	—	1,119
Total Return Swap Agreements	—	2,170	—	2,170
Total Assets	372,071	219,228	—	591,299
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(4,943)	—	(4,943)
Futures Contracts	(1,285)	—	—	(1,285)
Credit Default Swap Agreements	—	(133)	—	(133)
Interest Rate Swap Agreements	—	(1,022)	—	(1,022)
Total Return Swap Agreements	—	(2,890)	—	(2,890)
Total Liabilities	(1,285)	(8,988)	—	(10,273)
Total	$370,786	$210,240	$—	$581,026

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$—	$2,344	$—		$2,344
Air Freight & Logistics	—	940	—		940
Airlines	43	485	—		528
Auto Components	—	3,757	—		3,757
Automobiles	—	13,934	—		13,934
Banks	—	30,396	—		30,396
Beverages	—	6,537	—		6,537
Biotechnology	—	1,067	—		1,067
Building Products	—	2,313	—		2,313
Capital Markets	—	5,825	—		5,825
Chemicals	—	8,741	—		8,741
Commercial Services & Supplies	—	1,336	—		1,336
Communications Equipment	—	3,049	—		3,049
Construction & Engineering	—	2,424	—		2,424
Construction Materials	—	1,636	—		1,636
Consumer Finance	—	106	—		106
Containers & Packaging	—	391	—		391
Diversified Consumer Services	—	65	—		65
Diversified Financial Services	26	2,746	—	†	2,772	†
Diversified Telecommunication Services	29	7,691	—		7,720
Electric Utilities	60	1,509	—		1,569
Electrical Equipment	—	3,720	—		3,720
Electronic Equipment, Instruments & Components	—	6,420	—		6,420
Energy Equipment & Services	—	135	—		135
Food & Staples Retailing	—	5,039	—		5,039
Food Products	23	9,448	—		9,471
Gas Utilities	—	1,305	—		1,305
Health Care Equipment & Supplies	—	2,473	—		2,473
Health Care Providers & Services	—	872	—		872
Hotels, Restaurants & Leisure	184	3,572	—		3,756
Household Durables	52	2,525	—		2,577
Household Products	—	2,703	—		2,703
Independent Power Producers & Energy Traders	—	102	—		102
Industrial Conglomerates	28	3,728	—		3,756
Information Technology Services	—	1,789	—		1,789
Insurance	—	15,272	—		15,272
Internet & Catalog Retail	—	467	—		467
Internet Software & Services	—	1,636	—		1,636
Leisure Products	—	801	—		801
Life Sciences Tools & Services	—	511	—		511
Machinery	—	8,256	—		8,256
Marine	—	823	—		823
Media	—	6,868	—		6,868
Metals & Mining	—	6,862	—		6,862
Multi-Utilities	—	4,085	—		4,085
Multi-line Retail	—	1,021	—		1,021
Oil, Gas & Consumable Fuels	—	10,802	—		10,802
Paper & Forest Products	—	753	—		753
Personal Products	—	1,610	—		1,610
Pharmaceuticals	—	29,524	—		29,524
Professional Services	—	877	—		877
Real Estate Investment Trusts (REITs)	—	4,362	—		4,362
Real Estate Management & Development	—	4,233	—		4,233
Road & Rail	—	3,388	—		3,388
Semiconductors & Semiconductor Equipment	28	3,825	—		3,853
Software	—	1,889	—		1,889
Specialty Retail	—	2,337	—		2,337
Tech Hardware, Storage & Peripherals	—	2,083	—		2,083
Textiles, Apparel & Luxury Goods	30	3,282	—		3,312
Tobacco	—	4,488	—		4,488
Trading Companies & Distributors	—	3,825	—		3,825
Transportation Infrastructure	—	244	—		244
Water Utilities	—	125	—		125
Wireless Telecommunication Services	—	5,336	—		5,336
Total Common Stocks	503	270,708	—	†	271,211	†
Rights	25	—	—		25
Short-Term Investments
Investment Company	48,993	—	—		48,993
Repurchase Agreements	—	3,289	—		3,289
Total Short-Term Investments	48,993	3,289	—		52,282
Foreign Currency Forward Exchange Contracts	—	275	—		275
Futures Contracts	1,198	—	—		1,198
Total Assets	50,719	274,272	—	†	324,991	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(772)	—		(772)
Futures Contract	(14)	—	—		(14)
Total Liabilities	(14)	(772)	—		(786)
Total	$50,705	$273,500	$—	†	$324,205	†

†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Active International Allocation	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$—

†      Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asian Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$20	$—	$20
Automobiles	—	282	—	282
Banks	154	1,181	—	1,335
Beverages	—	24	—	24
Chemicals	—	134	—	134
Commercial Services & Supplies	—	39	—	39
Construction & Engineering	—	91	—	91
Diversified Consumer Services	26	—	—	26
Diversified Financial Services	—	265	—	265
Diversified Telecommunication Services	—	215	—	215
Electronic Equipment, Instruments & Components	—	155	—	155
Energy Equipment & Services	—	10	—	10
Food Products	—	267	—	267
Health Care Equipment & Supplies	—	46	—	46
Health Care Providers & Services	—	120	—	120
Hotels, Restaurants & Leisure	—	36	—	36
Household Durables	—	160	—	160
Independent Power Producers & Energy Traders	—	57	—	57
Industrial Conglomerates	—	273	—	273
Insurance	—	380	—	380
Internet & Catalog Retail	51	13	—	64
Internet Software & Services	21	650	—	671
Media	—	100	—	100
Multi-line Retail	—	79	—	79
Oil, Gas & Consumable Fuels	—	38	—	38
Personal Products	—	231	—	231
Pharmaceuticals	—	190	—	190
Real Estate Management & Development	—	287	—	287
Semiconductors & Semiconductor Equipment	—	661	—	661
Specialty Retail	—	176	—	176
Tech Hardware, Storage & Peripherals	—	338	—	338
Textiles, Apparel & Luxury Goods	—	226	—	226
Trading Companies & Distributors	—	23	—	23
Transportation Infrastructure	—	58	—	58
Wireless Telecommunication Services	—	463	—	463
Total Common Stocks	252	7,288	—	7,540
Investment Companies	354	233	—	587
Participation Notes	—	405	—	405
Short-Term Investment
Investment Company	158	—	—	158
Total Assets	$764	$7,926	$—	$8,690

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Aerospace & Defense	$—	$1,651	$—	$1,651
Airlines	4,014	—	—	4,014
Automobiles	—	19,083	—	19,083
Banks	44,510	162,053	—	206,563
Beverages	19,983	15,911	—	35,894
Chemicals	—	11,283	—	11,283
Construction & Engineering	—	3,706	—	3,706
Construction Materials	17,907	8,555	—	26,462
Consumer Finance	—	9,690	—	9,690
Diversified Consumer Services	3,371	—	—	3,371
Diversified Financial Services	4,977	22,431	—	27,408
Diversified Telecommunication Services	—	9,438	—	9,438
Electronic Equipment, Instruments & Components	—	13,619	—	13,619
Energy Equipment & Services	—	1,154	—	1,154
Food & Staples Retailing	4,535	9,802	—	14,337
Food Products	19,812	13,840	—	33,652
Health Care Equipment & Supplies	—	2,204	—	2,204
Health Care Providers & Services	—	11,345	—	11,345
Hotels, Restaurants & Leisure	8,359	4,553	—	12,912
Household Durables	—	20,491	—	20,491
Independent Power Producers & Energy Traders	—	3,842	—	3,842
Industrial Conglomerates	10,521	13,310	—	23,831
Information Technology Services	—	5,050	—	5,050
Insurance	—	35,629	—	35,629
Internet & Catalog Retail	4,365	—	—	4,365
Internet Software & Services	10,677	48,487	—	59,164
Machinery	—	12,379	—	12,379
Media	—	26,625	—	26,625
Multi-line Retail	9,689	9,849	—	19,538
Oil, Gas & Consumable Fuels	9,850	30,134	—	39,984
Paper & Forest Products	—	9,758	—	9,758
Personal Products	—	14,878	—	14,878
Pharmaceuticals	—	19,424	—	19,424
Professional Services	—	6,903	—	6,903
Real Estate Management & Development	—	10,181	—	10,181
Road & Rail	—	5,303	—	5,303
Semiconductors & Semiconductor Equipment	—	54,538	—	54,538
Software	—	3,187	—	3,187
Specialty Retail	—	8,605	—	8,605
Tech Hardware, Storage & Peripherals	—	44,251	—	44,251
Textiles, Apparel & Luxury Goods	—	23,798	—	23,798
Trading Companies & Distributors	—	1,915	—	1,915
Transportation Infrastructure	4,380	6,392	—	10,772
Wireless Telecommunication Services	6,879	67,149	—	74,028
Total Common Stocks	183,829	802,396	—	986,225
Investment Company	—	5,172	—	5,172
Short-Term Investments
Investment Company	62,169	—	—	62,169
Repurchase Agreements	—	5,489	—	5,489
Total Short-Term Investments	62,169	5,489	—	67,658
Foreign Currency Forward Exchange Contracts	—	10	—	10
Total Assets	245,998	813,067	—	1,059,065
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(407)	—	(407)
Total	$245,998	$812,660	$—	$1,058,658

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Banks	$1,324	$609		$—	$1,933
Beverages	892	1,166		—	2,058
Diversified Financial Services	121	—		—	121
Diversified Telecommunication Services	—	270		—	270
Food & Staples Retailing	200	1,237		—	1,437
Food Products	233	324		—	557
Health Care Providers & Services	94	330		—	424
Hotels, Restaurants & Leisure	573	218		—	791
Insurance	—	440		—	440
Internet Software & Services	169	384		—	553
Media	—	225		—	225
Multi-line Retail	—	242		—	242
Professional Services	—	645		—	645
Textiles, Apparel & Luxury Goods	—	1,365		—	1,365
Tobacco	—	693		—	693
Total Common Stocks	3,606	8,148		—	11,754
Participation Notes	—	1,678		—	1,678
Short-Term Investment
Investment Company	779	—		—	779
Total Assets	4,385	9,826		—	14,211
Liabilities:
Foreign Currency Forward Exchange Contract	—	(—	)@	—	(—	)@
Total	$4,385	$9,826		$—	$14,211

@	Value is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$951	$—	$951
Banks	69,362	210,500	—	279,862
Beverages	18,461	14,631	—	33,092
Construction Materials	—	37,364	—	37,364
Diversified Financial Services	—	11,267	—	11,267
Diversified Telecommunication Services	13,690	11,760	—	25,450
Electric Utilities	—	6,557	—	6,557
Food Products	—	30,618	—	30,618
Industrial Conglomerates	—	11,101	—	11,101
Oil, Gas & Consumable Fuels	19,551	23,715	—	43,266
Real Estate Management & Development	—	12,418	—	12,418
Wireless Telecommunication Services	—	41,830	—	41,830
Total Common Stocks	121,064	412,712	—	533,776
Participation Notes	—	91,322	—	91,322
Short-Term Investment
Investment Company	16,671	—	—	16,671
Total Assets	$137,735	$504,034	$—	$641,769

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Beverages	$237	$—	$—	$237
Chemicals	—	54	—	54
Commercial Services & Supplies	—	101	—	101
Construction & Engineering	12	—	—	12
Diversified Financial Services	166	103	—	269
Food & Staples Retailing	74	—	—	74
Food Products	383	—	—	383
Health Care Providers & Services	36	—	—	36
Hotels, Restaurants & Leisure	98	—	—	98
Industrial Conglomerates	—	139	—	139
Information Technology Services	156	—	—	156
Insurance	151	—	—	151
Internet & Catalog Retail	397	—	—	397
Internet Software & Services	1,027	126	—	1,153
Life Sciences Tools & Services	90	—	—	90
Machinery	—	65	—	65
Media	157	201	—	358
Pharmaceuticals	200	—	—	200
Professional Services	—	45	—	45
Specialty Retail	—	120	—	120
Tech Hardware, Storage & Peripherals	101	—	—	101
Textiles, Apparel & Luxury Goods	—	351	—	351
Total Common Stocks	3,285	1,305	—	4,590
Call Options Purchased	—	3	—	3
Short-Term Investment
Investment Company	129	—	—	129
Total Assets	$3,414	$1,308	$—	$4,722

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Discovery
Assets:
Common Stocks
Auto Components	$398	$—	$—	$398
Capital Markets	—	469	—	469
Chemicals	95	—	—	95
Commercial Services & Supplies	—	418	—	418
Construction Materials	—	162	—	162
Diversified Financial Services	208	605	—	813
Electrical Equipment	689	—	—	689
Health Care Technology	71	—	—	71
Hotels, Restaurants & Leisure	209	—	—	209
Household Durables	198	—	—	198
Industrial Conglomerates	—	418	—	418
Insurance	774	—	—	774
Internet & Catalog Retail	419	185	—	604
Internet Software & Services	331	256	52	639
Machinery	868	—	—	868
Media	—	216	—	216
Oil, Gas & Consumable Fuels	198	—	—	198
Pharmaceuticals	101	—	—	101
Real Estate Management & Development	149	—	—	149
Software	478	—	—	478
Specialty Retail	—	328	—	328
Textiles, Apparel & Luxury Goods	—	862	—	862
Total Common Stocks	5,186	3,919	52	9,157
Preferred Stocks	—	—	566	566
Convertible Preferred Stock	—	—	5	5
Rights	1	—	—	1
Call Option Purchased	314	—	—	314
Short-Term Investments
Investment Company	1,180	—	—	1,180
Repurchase Agreements	—	46	—	46
Total Short-Term Investments	1,180	46	—	1,226
Total Assets	$6,681	$3,965	$623	$11,269

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Discovery	Common Stock (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$52		$534	$5
Purchases	—		—	—
Sales	—		—	—
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—		—	—
Corporate actions	—		—	—
Change in unrealized appreciation (depreciation)	(—	)@	32	(—	)@
Realized gains (losses)	—		—	—
Ending Balance	$52		$566	$5

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$ (—	)@	$32	$ (—	)@

@   Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

										Impact to
	Fair Value at	Valuation	Unobservable					Selected Value/		Valuation from an
Global Discovery	March 31, 2015 (000)	Technique	Input	Range				Weighted Average		Increase in Input
Hotels, Restaurants & Leisure
Preferred Stock	$74	Market Transaction Method	Precedent Transaction of Preferred Stock	$14.47		$14.47		$14.47		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.4	x	8.1	x	5.9	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Internet & Catalog Retail
Preferred Stocks	$97	Market Transaction Method	Tender Offer Valuation	$50.41		$50.41		$50.41		Increase

	$250	Market Transaction Method	Issuance Price of Financing	$119.76		$119.76		$119.76		Increase
			Issuance Price of Pending Financing	$142.24		$142.24		$142.24		Increase

Internet Software & Services
Common Stock	$52	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.10		$19.10		$19.10		Increase
Convertible Preferred Stock	$5	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.9	x	18.6	x	13.2	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Software
Preferred Stocks	$40	Market Transaction Method	Precedent Transaction	$4.13		$4.13		$4.13		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	14.6	x	17.3	x	16.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

	$51	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.42		$11.42		$11.42		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.5%		20.5%		19.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	16.2	x	28.7	x	23.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

	$54	Market Transaction Method	Issuance Price at Closing of Financing	$8.89		$8.89		$8.89		Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$—	$44,124	$—	$44,124
Diversified Financial Services	6,082	—	—	6,082
Food Products	23,574	93,799	—	117,373
Household Products	26,307	39,577	—	65,884
Industrial Conglomerates	11,655	—	—	11,655
Information Technology Services	50,330	—	—	50,330
Media	52,917	14,471	—	67,388
Pharmaceuticals	—	22,911	—	22,911
Professional Services	—	12,140	—	12,140
Software	42,287	11,992	—	54,279
Textiles, Apparel & Luxury Goods	11,872	8,425	—	20,297
Tobacco	17,743	64,084	—	81,827
Total Common Stocks	242,767	311,523	—	554,290
Short-Term Investment
Investment Company	11,010	—	—	11,010
Total Assets	$253,777	$311,523	$—	$565,300

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Beverages	$—		$30	$—	$30
Capital Markets	—		42	—	42
Chemicals	40		—	—	40
Construction Materials	—		16	—	16
Diversified Financial Services	33		138	—	171
Electrical Equipment	111		—	—	111
Food Products	—		79	—	79
Health Care Equipment & Supplies	100		—	—	100
Health Care Technology	8		—	—	8
Hotels, Restaurants & Leisure	—		67	—	67
Household Durables	50		—	—	50
Industrial Conglomerates	—		79	—	79
Insurance	174		—	—	174
Internet & Catalog Retail	62		29	—	91
Internet Software & Services	72		45	—	117
Machinery	106		—	—	106
Media	67		51	—	118
Metals & Mining	47		64	—	111
Oil, Gas & Consumable Fuels	38		—	—	38
Real Estate Management & Development	17		—	—	17
Road & Rail	10		—	—	10
Software	35		—	—	35
Specialty Retail	—		17	—	17
Textiles, Apparel & Luxury Goods	—		119	—	119
Total Common Stocks	970		776	—	1,746
Rights	—	@	2	—	2
Short-Term Investments
Investment Company	122		—	—	122
Repurchase Agreements	—		8	—	8
Total Short-Term Investments	122		8	—	130
Total Assets	$1,092		$786	$—	$1,878

@	Value is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Beverages	$—	$724		$—		$724
Capital Markets	2,189	—		—		2,189
Chemicals	743	822		—		1,565
Construction & Engineering	—	212		—		212
Diversified Consumer Services	2,547	—		—		2,547
Electric Utilities	844	—		—		844
Food Products	—	1,174		—		1,174
Hotels, Restaurants & Leisure	470	757		—		1,227
Information Technology Services	8,306	—		—		8,306
Insurance	735	—		—		735
Internet & Catalog Retail	4,151	—		—		4,151
Internet Software & Services	8,641	2,317		—		10,958
Marine	—	707		—		707
Media	—	1,806		—		1,806
Multi-Utilities	—	—		—	†	—	†
Professional Services	—	470		—		470
Road & Rail	—	2,009		—		2,009
Specialty Retail	—	731		—		731
Textiles, Apparel & Luxury Goods	—	1,401		—		1,401
Total Common Stocks	28,626	13,130		—	†	41,756	†
Preferred Stocks	—	—		408		408
Convertible Preferred Stock	—	—	@	—		—	@
Participation Notes	—	3,964		—		3,964
Call Options Purchased	—	10		—		10
Short-Term Investment
Investment Company	5,017	—		—		5,017
Total Assets	$33,643	$17,104		$408	†	$51,155	†

@	Value is less than $500.
†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Opportunity	Common Stock (000)		Convertible Preferred Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$—	@	$382
Purchases	—		—		—
Sales	—		—		—
Amortization of discount	—		—		—
Transfers in	—		—		—
Transfers out	—		(—	)@	—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		(—	)@	26
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$—		$408

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$—		$ (—	)@	$26

@	Value is less than $500.
†	Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015.

							Impact to
	Fair Value at	Valuation	Unobservable				Valuation from an
Global Opportunity	March 31, 2015 (000)	Technique	Input	Range		Selected Value	Increase in Input

Internet & Catalog Retail
Preferred Stocks	$114	Market Transaction Method	Tender Offer Valuation	$50.41	$50.41	$50.41	Increase

	$294	Market Transaction Method	Issuance Price of Financing	$119.76	$119.76	$119.76	Increase
			Issuance Price of Pending Financing	$142.24	$142.24	$142.24	Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$98,831	$626,249	$—	†	$725,080	†
Health Care	93,726	376	—		94,102
Industrial	34,552	52,850	6,617		94,019
Lodging/Resorts	156,278	—	—		156,278
Mixed Industrial/Office	29,844	5,194	—		35,038
Office	156,650	145,445	—		302,095
Residential	292,024	40,335	—		332,359
Retail	428,993	233,714	—		662,707
Self Storage	74,841	3,771	—		78,612
Total Common Stocks	1,365,739	1,107,934	6,617	†	2,480,290	†
Short-Term Investment
Investment Company	23,863	—	—		23,863
Total Assets	$1,389,602	$1,107,934	$6,617	†	$2,504,153	†

†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stocks (000)
Beginning Balance	$6,673	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(54)
Change in unrealized appreciation (depreciation)	(2)
Realized gains (losses)	—
Ending Balance	$6,617	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015
	$(2)

† Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015.

	Fair Value at	Valuation	Unobservable
Global Real Estate	March 31, 2015 (000)	Technique	Input
Industrial
Common Stocks	$6,617	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and significant market changes between last capital statement and valuation date, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Quality
Assets:
Common Stocks
Beverages	$—	$995	$—	$995
Diversified Financial Services	110	—	—	110
Food Products	455	2,176	—	2,631
Household Products	647	984	—	1,631
Industrial Conglomerates	715	146	—	861
Information Technology Services	1,178	—	—	1,178
Insurance	—	219	—	219
Internet Software & Services	915	—	—	915
Machinery	—	266	—	266
Media	1,528	480	—	2,008
Pharmaceuticals	713	2,941	—	3,654
Professional Services	381	220	—	601
Software	920	282	—	1,202
Textiles, Apparel & Luxury Goods	361	158	—	519
Tobacco	211	1,310	—	1,521
Total Common Stocks	8,134	10,177	—	18,311
Short-Term Investment
Investment Company	190	—	—	190
Total Assets	$8,324	$10,177	$—	$18,501

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Beverages	$—	$467	$—	$467
Capital Markets	130	—	—	130
Commercial Services & Supplies	—	64	—	64
Diversified Consumer Services	248	—	—	248
Diversified Telecommunication Services	—	72	—	72
Electric Utilities	195	—	—	195
Energy Equipment & Services	—	128	—	128
Food Products	—	583	—	583
Household Products	—	177	—	177
Information Technology Services	575	—	—	575
Insurance	95	—	—	95
Internet & Catalog Retail	178	—	—	178
Internet Software & Services	—	181	—	181
Marine	—	235	—	235
Media	—	175	—	175
Professional Services	—	151	—	151
Real Estate Management & Development	111	—	—	111
Road & Rail	—	406	—	406
Specialty Retail	—	100	—	100
Textiles, Apparel & Luxury Goods	—	718	—	718
Total Common Stocks	1,532	3,457	—	4,989
Participation Notes	—	585	—	585
Call Options Purchased	—	2	—	2
Short-Term Investment
Investment Company	394	—	—	394
Total Assets	$1,926	$4,044	$—	$5,970

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$72,260	$—	$72,260
Auto Components	—	142,102	—	142,102
Automobiles	—	135,207	—	135,207
Banks	—	318,686	—	318,686
Beverages	—	182,774	—	182,774
Capital Markets	—	89,071	—	89,071
Chemicals	—	110,880	—	110,880
Commercial Services & Supplies	—	8,668	—	8,668
Construction Materials	—	124,393	—	124,393
Diversified Telecommunication Services	—	89,047	—	89,047
Electronic Equipment, Instruments & Components	—	169,956	—	169,956
Energy Equipment & Services	—	19,482	—	19,482
Food & Staples Retailing	—	42,757	—	42,757
Food Products	—	434,729	—	434,729
Household Durables	—	42,216	—	42,216
Household Products	—	224,795	—	224,795
Industrial Conglomerates	—	55,772	—	55,772
Insurance	—	485,966	—	485,966
Machinery	—	96,062	—	96,062
Media	—	125,062	—	125,062
Metals & Mining	75,145	98,446	—	173,591
Oil, Gas & Consumable Fuels	—	208,395	—	208,395
Pharmaceuticals	—	671,118	—	671,118
Professional Services	—	57,095	—	57,095
Real Estate Management & Development	—	62,623	—	62,623
Semiconductors & Semiconductor Equipment	—	33,757	—	33,757
Software	—	68,793	—	68,793
Textiles, Apparel & Luxury Goods	—	46,045	—	46,045
Tobacco	—	335,240	—	335,240
Trading Companies & Distributors	—	117,458	—	117,458
Wireless Telecommunication Services	—	54,106	—	54,106
Total Common Stocks	75,145	4,722,961	—	4,798,106
Short-Term Investments
Investment Company	154,384	—	—	154,384
Repurchase Agreements	—	1,254	—	1,254
Total Short-Term Investments	154,384	1,254	—	155,638
Total Assets	229,529	4,724,215	—	4,953,744
Liabilities:
Foreign Currency Forward Exchange Contract	—	(736)	—	(736)
Total	$229,529	$4,723,479	$—	$4,953,008

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
International Opportunity
Assets:
Common Stocks
Beverages	$160	$509		$—		$669
Capital Markets	102	—		—		102
Construction & Engineering	—	65		—		65
Diversified Consumer Services	726	—		—		726
Electric Utilities	428	—		—	†	428	†
Energy Equipment & Services	—	178		—		178
Food Products	—	994		—		994
Hotels, Restaurants & Leisure	—	147		—		147
Household Products	—	218		—		218
Information Technology Services	1,543	—		—		1,543
Insurance	319	—		—		319
Internet & Catalog Retail	790	—		—		790
Internet Software & Services	979	813		—		1,792
Marine	—	335		—		335
Media	—	515		—		515
Professional Services	—	237		—		237
Real Estate Management & Development	246	—		—		246
Road & Rail	—	832		—		832
Specialty Retail	—	220		—		220
Textiles, Apparel & Luxury Goods	—	1,331		—		1,331
Total Common Stocks	5,293	6,394		—	†	11,687	†
Preferred Stock	—	—		208		208
Convertible Preferred Stock	—	—	@	—		—	@
Participation Notes	—	1,135		—		1,135
Call Options Purchased	—	5		—		5
Short-Term Investment
Investment Company	535	—		—		535
Total Assets	$5,828	$7,534		$208	†	$13,570	†

@	Value is less than $500.
†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Opportunity	Common Stock (000)		Convertible Preferred Stock (000)		Preferred Stock (000)
Beginning Balance	$—	†	$—	@	$190
Purchases	—		—		—
Sales	—		—		—
Amortization of discount	—		—		—
Transfers in	—		—		—
Transfers out	—		(—	)@	—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		(—	)@	18
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$—		$208

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$—		$ (—	)@	$18

@	Value is less than $500.
†	Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015.

							Impact to
	Fair Value at	Valuation	Unobservable			Selected	Valuation from an
International Opportunity	March 31, 2015 (000)	Technique	Input	Range		Value	Increase in Input

Internet & Catalog Retail
Preferred Stock	$208	Market Transaction Method	Issuance Price of Financing	$119.76	$119.76	$119.76	Increase
			Issuance Price of Pending Financing	$142.24	$142.24	$142.24	Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$13	$53,972	$—	†	$53,985	†
Health Care	—	34	—		34
Industrial	—	4,582	—		4,582
Mixed Industrial/Office	—	448	—		448
Office	—	12,297	—		12,297
Residential	—	3,500	—		3,500
Retail	—	20,311	—		20,311
Self Storage	—	326	—		326
Total Common Stocks	13	95,470	—	†	95,483	†
Short-Term Investment
Investment Company	586	—	—		586
Total Assets	$599	$95,470	$—	†	$96,069	†

†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Real Estate	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015
$—

†    Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$19,117	$—	$19,117
Communications	43,449	12,543	—	55,992
Diversified	11,798	9,355	—	21,153
Electricity Transmission & Distribution	21,754	16,483	—	38,237
Oil & Gas Storage & Transportation	163,094	22,393	—	185,487
PPA-Contracted Renewables	10,024	—	—	10,024
Ports	—	2,985	—	2,985
Railroads	3,182	—	—	3,182
Toll Roads	2,606	35,049	—	37,655
Water	4,015	26,376	—	30,391
Total Common Stocks	259,922	144,301	—	404,223
Short-Term Investments
Investment Company	22,198	—	—	22,198
Repurchase Agreements	—	1,296	—	1,296
Total Short-Term Investments	22,198	1,296	—	23,494
Total Assets	$282,120	$145,597	$—	$427,717

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Beverages	$1,414	$—	$—	$1,414
Diversified Financial Services	2,368	—	—	2,368
Food & Staples Retailing	1,800	—	—	1,800
Food Products	2,977	—	—	2,977
Hotels, Restaurants & Leisure	2,177	—	—	2,177
Information Technology Services	1,920	—	—	1,920
Insurance	925	—	—	925
Internet & Catalog Retail	2,618	—	—	2,618
Internet Software & Services	8,107	—	—	8,107
Life Sciences Tools & Services	805	—	—	805
Media	874	615	—	1,489
Pharmaceuticals	1,951	—	—	1,951
Specialty Retail	1,365	—	—	1,365
Tech Hardware, Storage & Peripherals	1,176	—	—	1,176
Textiles, Apparel & Luxury Goods	433	895	—	1,328
Total Common Stocks	30,910	1,510	—	32,420
Call Options Purchased	—	15	—	15
Short-Term Investment
Investment Company	1,856	—	—	1,856
Total Assets	$32,766	$1,525	$—	$34,291

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Automobiles	$107,371	$—	$—	$107,371
Biotechnology	91,787	—	—	91,787
Chemicals	58,548	—	—	58,548
Diversified Financial Services	139,172	—	—	139,172
Electrical Equipment	16,327	—	—	16,327
Food Products	167,447	—	—	167,447
Health Care Equipment & Supplies	144,534	—	—	144,534
Health Care Technology	28,280	—	—	28,280
Hotels, Restaurants & Leisure	79,830	—	—	79,830
Information Technology Services	158,116	—	—	158,116
Insurance	65,387	—	—	65,387
Internet & Catalog Retail	477,749	—	—	477,749
Internet Software & Services	859,591	—	—	859,591
Life Sciences Tools & Services	174,518	—	—	174,518
Media	—	65,816	20,513	86,329
Pharmaceuticals	197,989	—	—	197,989
Semiconductors & Semiconductor Equipment	34,246	—	—	34,246
Software	282,709	—	—	282,709
Tech Hardware, Storage & Peripherals	125,249	—	—	125,249
Textiles, Apparel & Luxury Goods	69,290	—	—	69,290
Total Common Stocks	3,278,140	65,816	20,513	3,364,469
Preferred Stocks	—	—	59,940	59,940
Call Options Purchased	—	1,902	—	1,902
Short-Term Investments
Investment Company	270,409	—	—	270,409
Repurchase Agreements	—	16,082	—	16,082
Total Short-Term Investments	270,409	16,082	—	286,491
Total Assets	$3,548,549	$83,800	$80,453	$3,712,802

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$20,513	$57,634
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	2,306
Realized gains (losses)	—	—
Ending Balance	$20,513	$59,940

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$—	$2,306

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

								Impact to
	Fair Value at	Valuation	Unobservable				Selected Value/	Valuation from an
Growth	March 31, 2015 (000)	Technique	Input	Range			Weighted Average	Increase in Input
Internet & Catalog Retail
Preferred Stocks	$25,554	Market Transaction Method	Tender Offer Valuation	$50.41		$50.41	$50.41	Increase
	$27,235	Market Transaction Method	Issuance Price of Financing	$119.76		$119.76	$119.76	Increase
			Issuance Price of Pending Financing	$142.24		$142.24	$142.24	Increase
Internet Software & Services
Preferred Stock	$7,151	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.10		$19.10	$19.10	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%	17.0%	Decrease
			Perpetual Growth Rate	2.5%		3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.9	x	18.6x	13.2x	Increase
			Discount for Lack of Marketability	15.0%		15.0%	15.0%	Decrease
Media
Common Stock	$20,513	Market Transaction Method	Precedent Transaction	$2,119.29		$2,119.29	$2,119.29	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.0%		16.0%	15.0%	Decrease
			Perpetual Growth Rate	3.0%		5.0%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.4	x	8.3x	5.8x	Increase
			Discount for Lack of Marketability	15.0%		15.0%	15.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Insight
Assets:
Common Stocks
Aerospace & Defense	$49		$—	$—	$49
Air Freight & Logistics	53		—	—	53
Beverages	9		—	—	9
Chemicals	135		—	—	135
Diversified Financial Services	248		—	—	248
Electrical Equipment	162		—	—	162
Energy Equipment & Services	63		—	—	63
Food Products	51		—	—	51
Health Care Equipment & Supplies	198		—	—	198
Health Care Technology	12		—	—	12
Hotels, Restaurants & Leisure	8		—	—	8
Household Durables	101		—	—	101
Industrial Conglomerates	118		—	—	118
Insurance	327		—	—	327
Internet & Catalog Retail	81		—	—	81
Internet Software & Services	147		—	—	147
Leisure Products	10		—	—	10
Machinery	153		—	—	153
Media	153		—	—	153
Software	96		—	—	96
Specialty Retail	27		—	—	27
Trading Companies & Distributors	45		—	—	45
Total Common Stocks	2,246		—	—	2,246
Warrants	—	@	—	—	—	@
Short-Term Investments
Investment Company	277		—	—	277
Repurchase Agreements	—		2	—	2
Total Short-Term Investments	277		2	—	279
Total Assets	$2,523		$2	$—	$2,525

@	Value is less than $500

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Opportunity
Assets:
Common Stocks
Aerospace & Defense	$4,512	$—	$—	$4,512
Air Freight & Logistics	3,036	—	—	3,036
Beverages	—	3,889	—	3,889
Capital Markets	12,015	—	—	12,015
Chemicals	8,515	—	—	8,515
Diversified Consumer Services	6,435	—	—	6,435
Diversified Financial Services	11,259	—	—	11,259
Hotels, Restaurants & Leisure	4,731	—	—	4,731
Information Technology Services	42,886	—	—	42,886
Insurance	4,152	—	—	4,152
Internet & Catalog Retail	45,352	—	—	45,352
Internet Software & Services	55,372	3,234	—	58,606
Media	—	3,023	—	3,023
Road & Rail	—	6,576	—	6,576
Textiles, Apparel & Luxury Goods	—	4,017	—	4,017
Total Common Stocks	198,265	20,739	—	219,004
Preferred Stock	—	—	1,860	1,860
Participation Note	—	6,995	—	6,995
Call Options Purchased	—	128	—	128
Short-Term Investment
Investment Company	3,405	—	—	3,405
Total Assets	$201,670	$27,862	$1,860	$231,392

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Opportunity	Preferred Stock (000)
Beginning Balance	$1,860
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$1,860

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015.

							Impact to
	Fair Value at	Valuation	Unobservable				Valuation from an
Opportunity	March 31, 2015 (000)	Technique	Input	Range		Selected Value	Increase in Input
Internet & Catalog Retail
Preferred Stock	$1,860	Market Transaction Method	Tender Offer Valuation	$50.41	$50.41	$50.41	Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Air Freight & Logistics	$64,214	$—		$—		$64,214
Biotechnology	71,885	—		—		71,885
Capital Markets	160,845	7,068		—		167,913
Chemicals	21,120	—		—		21,120
Construction Materials	19,506	—		—		19,506
Electric Utilities	—	—		—	†	—	†
Electronic Equipment, Instruments & Components	34,841	—		—		34,841
Energy Equipment & Services	9,511	—		—		9,511
Health Care Equipment & Supplies	5,941	—		—		5,941
Health Care Providers & Services	22,631	—		—		22,631
Health Care Technology	179,979	—		—		179,979
Hotels, Restaurants & Leisure	128,473	—		—		128,473
Household Durables	8,090	—		—		8,090
Internet & Catalog Retail	119,032	22,297		—		141,329
Internet Software & Services	405,181	23,209		—		428,390
Media	—	—		11,405		11,405
Pharmaceuticals	27,100	—		—		27,100
Professional Services	141,179	—		—		141,179
Semiconductors & Semiconductor Equipment	34,476	—		—		34,476
Software	159,858	9,967		—		169,825
Specialty Retail	125,198	—		—		125,198
Tech Hardware, Storage & Peripherals	6,328	—		—		6,328
Total Common Stocks	1,745,388	62,541		11,405	†	1,819,334	†
Preferred Stocks	—	10,390		105,282		115,672
Convertible Preferred Stock	—	—	@	—		—	@
Promissory Notes	—	—		706		706
Call Options Purchased	—	1,163		—		1,163
Short-Term Investments
Investment Company	312,672	—		—		312,672
Repurchase Agreements	—	31,364		—		31,364
Total Short-Term Investments	312,672	31,364		—		344,036
Total Assets	$2,058,060	$105,458		$117,393	†	$2,280,911	†

@	Value is less than $500.
†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)		Promissory Notes (000)
Beginning Balance	$11,405	†	$100,162	$—	@	$706
Purchases	—		—	—		—
Sales	—		—	—		—
Amortization of discount	—		—	—		—
Transfers in	—		—	—		—
Transfers out	—		—	(—	)@	—
Corporate actions	—		—	—		—
Change in unrealized appreciation (depreciation)	—		5,120	(—	)@	—
Realized gains (losses)	—		—	—		—
Ending Balance	$11,405	†	$105,282	$—		$706

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$—		$5,120	$ (—	)@	$—

@	Value is less than $500
†	Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

										Impact to
	Fair Value at	Valuation	Unobservable							Valuation from an
Small Company Growth	March 31, 2015 (000)	Technique	Input	Range				Selected Value		Increase in Input
Health Care Technology
Preferred Stock	$3,106	Market Transaction Method	Precedent Transaction of Preferred Stock	$1.03		$1.03		$1.03		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	22.0%		24.0%		23.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.7	x	18.2	x	13.4	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Hotels, Restaurants & Leisure
Preferred Stock	$17,799	Market Transaction Method	Precedent Transaction of Preferred Stock	$14.47		$14.47		$14.47		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.4	x	8.1	x	5.9	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Internet & Catalog Retail
Preferred Stock	$54,688	Market Transaction Method	Issuance Price of Financing	$119.76		$119.76		$119.76		Increase
			Issuance Price of Pending Financing	$142.24		$142.24		$142.24		Increase

Internet Software & Services
Preferred Stocks	$7,566	Market Transaction Method	Precedent Transaction of Preferred Stock	$4.82		$4.82		$4.82		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	21.0%		23.0%		22.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	11.1	x	19.1	x	19.1	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

	$637	Market Transaction Method	Precedent Transaction	$4.18		$4.18		$4.18		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.5	x	6.5	x	4.2	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Preferred Stock - Escrow	$41		Discount for Escrow	54.8%		54.8%		54.8%		Decrease

Promissory Note	$695	Market Transaction	Valuation at Issuance as a Percentage of Principal	100.0%		100.0%		100%		Increase
			Cost of Debt	14.1%		14.1%		14.1%		Decrease
			Valuation as a Percentage of Principal	87.6%		87.6%		87.6%		Increase

Promissory Note - Escrow	$11	Market Transaction	Valuation as a Percentage of Principal	39.6%		39.6%		39.6%		Increase

Media
Common Stock	$11,405	Market Transaction Method	Precedent Transaction	$2,119.29		$2,119.29		$2,119.29		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.0%		16.0%		15.0%		Decrease
			Perpetual Growth Rate	3.0%		5.0%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.4	x	8.3	x	5.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Software
Preferred Stocks	$11,087	Market Transaction Method	Precedent Transaction	$4.13		$4.13		$4.13		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	14.6	x	17.3	x	16.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

	$9,497	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.42		$11.42		$11.42		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.5%		20.5%		19.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	16.2	x	28.7	x	23.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Tobacco
Preferred Stock	$861	Market Transaction Method	Precedent Transaction	$2.41		$2.41		$2.41		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	24.0%		26.0%		25.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.0	x	5.9	x	5.6	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$198,994	$—	$—	$198,994
Diversified	71,798	—	—	71,798
Health Care	79,529	—	—	79,529
Industrial	24,518	—	30,843	55,361
Lodging/Resorts	122,709	—	—	122,709
Manufactured Homes	14,519	—	—	14,519
Mixed Industrial/Office	13,988	—	—	13,988
Office	121,191	—	5,713	126,904
Regional Malls	192,613	—	—	192,613
Retail Free Standing	30,297	—	—	30,297
Self Storage	59,693	—	—	59,693
Shopping Centers	90,502	—	—	90,502
Total Common Stocks	1,020,351	—	36,556	1,056,907
Short-Term Investment
Investment Company	2,760	—	—	2,760
Total Assets	$1,023,111	$—	$36,556	$1,059,667

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$37,224
Purchases	926
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(1,724)
Change in unrealized appreciation (depreciation)	130
Realized gains (losses)	—
Ending Balance	$36,556

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$130

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015.

	Fair Value at	Valuation	Unobservable
U.S. Real Estate	March 31, 2015 (000)	Technique	Input
Industrial
Common Stocks	$30,843	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and significant market changes between last capital statement and valuation date, as applicable	Adjusted Capital Balance

Office
Common Stocks	$5,713	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and significant market changes between last capital statement and valuation date, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Domestic Debt
Assets:
Fixed Income Securities
Corporate Bond	$—	$106	$—	$106
Sovereign	—	4,496	—	4,496
Total Fixed Income Securities	—	4,602	—	4,602
Warrants	—	4	—	4
Short-Term Investment
Investment Company	183	—	—	183
Foreign Currency Forward Exchange Contracts	—	61	—	61
Total Assets	183	4,667	—	4,850
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(30)	—	(30)
Futures Contract	(1)	—	—	(1)
Total Liabilities	(1)	(30)	—	(31)
Total	$182	$4,637	$—	$4,819

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets External Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$3,304	$—	$3,304
Sovereign	—	29,021	—	29,021
Total Fixed Income Securities	—	32,325	—	32,325
Short-Term Investment
Investment Company	743	—	—	743
Total Assets	$743	$32,325	$—	$33,068
Liabilities:
Futures Contract	(4)	—	—	(4)
Total	$739	$32,325	$—	$33,064

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using unadjusted quoted prices at December 31, 2014 were valued using other significant observable inputs at March 31, 2015. The values of the transfers were approximately as follows:

Multi-Asset	Active International Allocation	Emerging Markets	Global Real Estate
$16,000	$1,313,000	$851,000	$3,742,000

International Real Estate
$309,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using significant other inputs at December 31, 2014 were valued using unadjusted quoted prices at March 31, 2015. The values of the transfers were approximately as follows:

Active International Allocation	Emerging Markets	Global Advantage	Global Discovery
$254,000	$69,989,000	$36,000	$250,000

Global Insight	Global Opportunity	Global Real Estate	International Advantage
$35,000	$1,004,000	$12,581,000	$130,000

International Opportunity	Global Infrastructure	Opportunity
$102,000	$1,479,000	$2,716,000

At March 31, 2015, the Fund held a security that transferred from Level 3 to Level 2. This security was valued using significant unobservable inputs at December 31, 2014 and was valued using other significant observable inputs at March 31, 2015. The values of the transfers were approximately as follows:

International Opportunity		Global Opportunity		Small Company Growth
$—	@	$—	@	$—	@

@ Value is less than $500.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2015